                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6200

                  Schwab Investments - Schwab 1000 Index Fund
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Evelyn Dilsaver
                               Schwab Investments
             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2005

ITEM 1: REPORT(S) TO SHAREHOLDERS.

SCHWAB EQUITY INDEX FUNDS

      SEMIANNUAL REPORT
      April 30, 2005

      Schwab S&P 500 Index Fund
      (formerly Schwab S&P 500 Fund)

      Schwab 1000 Index(R) Fund
      (formerly Schwab 1000 Fund(R))

      Schwab Small-Cap
      Index Fund(R)

      Schwab Total Stock Market
      Index Fund(R)

      Schwab International
      Index Fund(R)

                                                           [CHARLES SCHWAB LOGO]

         Five ways to put the power of the stock market in your portfolio-- with some of the lowest expenses in the industry.

IN THIS REPORT

   Management's Discussion .................................................   2

   Performance and Fund Facts ..............................................   6

      Schwab S&P 500 Index Fund .................   6
      Schwab 1000 Index(R) Fund .................  10
      Schwab Small-Cap Index Fund(R) ............  13
      Schwab Total Stock Market
      Index Fund(R) .............................  16
      Schwab International Index Fund(R) ........  19

   Fund Expenses ...........................................................  22

   Financial Statements ....................................................  24

      Schwab S&P 500 Index Fund .................  24
      Schwab 1000 Index(R) Fund .................  34
      Schwab Small-Cap Index Fund(R) ............  43
      Schwab Total Stock Market
      Index Fund(R) .............................  51
      Schwab International Index Fund(R) ........  60

   Financial Notes .........................................................  68

   Trustees and Officers of
   Schwab Capital Trust ....................................................  73

   Glossary ................................................................  76

SELECT SHARES(R) ARE AVAILABLE ON MANY SCHWAB FUNDS(R)

Schwab Funds offers Select Shares, a share class that carries lower expenses than Investor Shares(TM) in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders of Investor Shares to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab to perform a tax-free interclass exchange into Select Shares. Instructions for performing a tax-free interclass exchange can also be referenced on the Schwab Funds website at WWW.SCHWAB.COM/SCHWABFUNDS under Schwab Funds Investor Information.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM) Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder,

I am a big fan of mutual funds and have been throughout my 40-year career. During this time I've watched the mutual fund market grow, with investors today having nearly 17,000 funds from which to choose.

I also have advocated the need to take a long-term view of investing, as well as the importance of developing and maintaining an asset allocation plan. I continue to believe that mutual funds are excellent vehicles to help you build a diversified portfolio in keeping with your goals.

We have designed Schwab equity funds to deliver a combination of strong performance and good value. While I am proud of Schwab Funds(R) in general, I am especially pleased with the Schwab Dividend Equity Fund, which performed very well over the report period. The Fund is one of eight powered by Schwab Equity Ratings(R) and uses the same stock-ranking expertise that helped Schwab's model equity portfolio achieve industry recognition in Barron's 2004 annual stock-selection competition.

Looking forward, we continue to see tremendous opportunities for investors, and my colleagues and I are committed to helping you maximize them. We will continue to expand the array of products and services that can help you meet your long- and short-term investment goals.

In closing, I want to remind you that our commitment to our shareholders will not change. Thank you for investing with us.

Sincerely,

/s/ Charles Schwab

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

MANAGEMENT'S DISCUSSION for the six months ended April 30, 2005

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

When I assumed my new role as President and CEO of Schwab Funds(R) last year, I pledged that I would be committed to offering you more relevant choices and better value. I am pleased to report that we already have done both.

I'm also happy to announce that Schwab Funds has launched another fund. The Schwab Premier Equity Fund(TM), the newest addition to Schwab Funds' Active Equity Fund family, was launched on March 21, 2005. The Schwab Premier Equity Fund portfolio managers use a multi-cap strategy and include a variety of investment styles and asset classes, shifting between growth and value according to market conditions. The Fund also is diversified across all sectors. With this broad coverage, the Schwab Premier Equity Fund can be an integral part of a balanced, diversified portfolio that can help you reach your long-term investment goals.

In terms of value, the Schwab Premier Equity Fund, as well as other Schwab funds, offer Select Shares, a share class that has lower expenses and higher investment minimums than Investor Shares.

I speak for all of Schwab Funds when I say we want Schwab to be a place where investors can find useful, quality financial products and services to help them succeed. Regardless of the size of their portfolios, Schwab should be the place investors can trust to watch out for their best interests.

I continue to look for more ways to offer you relevant choices and value. Your trust is very important to us, and I will do all I can to maintain that trust. Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.


2 Schwab Equity Index Funds

[PHOTO OF JEFFREY MORTIMER]

JEFFREY MORTIMER, CFA, senior vice president and chief investment officer, equities, of the investment adviser is responsible for the overall management of the funds. Prior to joining the firm in October 1997, he worked for more than nine years in asset management.

[PHOTO OF LARRY MANO]

LARRY MANO, vice president and senior portfolio manager, is responsible for the day-to-day management of the funds. Prior to joining the firm in 1998, he worked for 20 years in equity management.

THE INVESTMENT ENVIRONMENT AND THE FUNDS

If the 2004 equity market ended with a bang, the 2005 market started with a whimper, with all the major equity indices down from their year-end highs at the end of April. For the six-month report period, however, the S&P 500(R) Index 1 was still up 3.28%, due to the end-of-year rally. The broader Dow Jones Wilshire 5000 Composite Index(SM) 2 was up 3.50% for the report period, again predominantly because of strong equity returns in November and December 2004. Small-cap stocks lost their leading position to their larger-cap cohorts, and value continued to be the favored style. Stocks were volatile and sentiment was fickle in the face of high energy prices, indications of budding inflation, and prospects of the Federal Reserve continuing to raise short-term interest rates, which it did four times during the six-month report period.

Early in the period, investors were heartened when oil prices dipped and the U.S. presidential election results were uncontested. Unfortunately, the brief respite in oil prices was short-lived and strengthening global demand for oil, particularly in the Pacific Rim, and refinery constraints at home drove crude prices to record highs, above $50 per barrel in mid-February.

The firming labor market, as well as steady gains in capital spending, kept the economic expansion on a self-sustaining path and corporate liquidity remained positive. Consumer sentiment, however, hit a soft patch and started to weaken in 2005. First-quarter GDP came in at 3.1%, slightly below expectations and weaker than the fourth quarter, when it was 3.8%. In this environment, retail sales softened.

Despite the slowdown in the GDP, strong labor market conditions remained positive for domestic consumption. On the earnings front, fourth-quarter earnings were generally better than expected due, in part,

  Source of Sector Classification: S&P and MSCI.

1 Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

2 Dow Jones", "Wilshire", "The DJW 5000(SM)", "The Dow Jones Wilshire 5000(SM)" and "The Dow Jones Wilshire 5000 Composite Index(SM)" are service marks of Dow Jones & Company, Inc. and Wilshire Associates Incorporated. The Schwab Total Stock Market Index Fund, based on The Dow Jones Wilshire 5000 Composite Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones or Wilshire; and, neither Dow Jones nor Wilshire makes any representation regarding the advisability of investing in such a product.


                                                     Schwab Equity Index Funds 3

MANAGEMENT'S DISCUSSION continued

[PHOTO OF TOM BROWN]

TOM BROWN, an associate portfolio manager of the investment adviser, is a day-to-day co-manager of the funds except for the Schwab Total Stock Market Index Fund. He joined Schwab in 1995, became a trader in 1999, and was named to his current position in 2004.

to strong reports from companies in the Energy sector. Expectations for first-quarter earnings remained upbeat, although weaker than recent quarters, due to difficult year-over-year comparisons.

Though some high oil and commodity prices may have hampered growth and stirred inflationary pressures, productivity growth and slack in the economy have mostly kept a lid on core inflation. This productivity, coupled with foreign central banks buying large amounts of U.S. Treasury securities, also helped to keep long-term interest rates under control.

While high energy prices remained a significant headwind for economic performance, they certainly helped boost oil companies' bottom lines. In fact, the strongest sector, according to S&P, was Energy, closely followed by Utilities and then Health Care. On the flip side, Information Technology was the worst performing sector over the report period, while the Consumer Discretionary sector also suffered.

THE SCHWAB S&P 500 FUND ENDED THE SIX-MONTH REPORT PERIOD UP 3.13%, TRACKING ITS BENCHMARK, THE S&P 500 INDEX, WHICH WAS UP 3.28%.

Interestingly, most of this appreciation occurred during the beginning of the report period. Once the calendar turned into 2005, the equity markets became extremely volatile. While the pace of growth decelerated during the report period, the price of crude oil still increased, making

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

 3.28%  S&P 500(R) INDEX: measures U.S. large-cap stocks

-0.15%  RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

 8.71% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

 0.98%  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

[LINE GRAPH]

              LEHMAN BROTHERS
              U.S. AGGREGATE    MSCI-EAFE(R)   RUSSELL 2000(R)    S&P 500(R)
                BOND INDEX         INDEX           INDEX             INDEX
31-Oct-04          0.00              0.00           0.00             0.00
05-Nov-04         -0.52              3.71           3.53             3.21
12-Nov-04         -0.49              4.81           6.60             4.88
19-Nov-04         -0.40              5.92           5.15             3.69
26-Nov-04         -0.47              6.96           8.21             4.81
03-Dec-04         -0.38              8.68          10.13             5.62
10-Dec-04          0.13              5.79           8.44             5.37
17-Dec-04         -0.05              7.36          10.16             5.95
24-Dec-04          0.02             10.52          11.44             7.40
31-Dec-04          0.12             11.52          11.89             7.59
07-Jan-05         -0.09              8.50           5.32             5.35
14-Jan-05          0.27              8.74           6.07             5.22
21-Jan-05          0.68              7.81           4.98             3.75
28-Jan-05          0.70              8.68           5.33             4.08
04-Feb-05          1.05             10.43           9.55             6.95
11-Feb-05          1.03             11.16           9.11             7.23
18-Feb-05          0.51             12.75           8.33             6.94
25-Feb-05          0.47              13.4           9.63             7.86
04-Mar-05          0.44             15.44          10.92             8.86
11-Mar-05         -0.43             15.54           7.84             6.96
18-Mar-05         -0.34             14.06           7.13             6.04
25-Mar-05         -0.79             11.43           5.88             4.42
01-Apr-05         -0.16             11.55           5.31             4.59
08-Apr-05         -0.28             12.02           5.20             5.37
15-Apr-05          0.55             10.11           0.06             1.95
22-Apr-05          0.78             10.36           1.57             2.81
29-Apr-05          0.98              8.71          -0.15             3.28

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Source of Sector Classification: S&P and MSCI.


4 Schwab Equity Index Funds

PERFORMANCE AT A GLANCE

Total return for the six months ended 4/30/05

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

SCHWAB S&P 500 INDEX FUND
Investor Shares .........................        3.13%
Select Shares(R) ........................        3.25%
e.Shares(R) .............................        3.21%
Benchmark ...............................        3.28%

Performance Details .....................    pages 6-8

SCHWAB 1000 INDEX(R) FUND
Investor Shares .........................        3.59%
Select Shares ...........................        3.66%
Benchmark ...............................        3.63%

Performance Details .....................  pages 10-11

SCHWAB SMALL-CAP INDEX FUND(R)
Investor Shares .........................        0.59%
Select Shares ...........................        0.65%
Benchmark ...............................        0.69%

Performance Details .....................  pages 13-14

SCHWAB TOTAL STOCK MARKET
INDEX FUND(R)
Investor Shares .........................        3.49%
Select Shares ...........................        3.57%
Benchmark ...............................        3.50%

Performance Details .....................  pages 16-17

SCHWAB INTERNATIONAL INDEX FUND(R)
Investor Shares .........................        8.09%
Select Shares ...........................        8.20%
Benchmark ...............................        7.87%

Performance Details .....................  pages 19-20

energy-related stocks the top performers. Within this Fund, the best performing sectors were Utilities and Energy. On the downside, Information Technology was the worst performing sector during the report period.

THE SCHWAB 1000 INDEX FUND was up 3.59% for the report period, closely tracking its benchmark, the Schwab 1000 Index(R), which was up 3.63%. Once the calendar turned into 2005, the equity markets became extremely volatile. While the price of a barrel of oil continued to rise during the report period, the pace of growth decelerated, making energy-related stocks the top performers in the Fund. In addition to Energy, the Utilities sector also was strong. On the downside, Information Technology continued to struggle.

THE SCHWAB SMALL-CAP INDEX FUND was up 0.59% for the period, tracking its benchmark, the Schwab Small-Cap Index, which was up 0.69%. While this Fund tended to be more volatile than the large-cap fund, the price of oil impacted performance significantly, and just as its larger-cap cohorts rallied in the Energy sector, so, too, did small cap. Consumer Staples also performed well. On the downside, the Information Technology and Telecommunications Services sectors continued to struggle.

THE SCHWAB TOTAL STOCK MARKET INDEX FUND was up 3.49% for the six-month report period, nearly matching its benchmark, the Dow Jones Wilshire 5000 Composite Index, which was up 3.50%. The best performing sectors in the Fund were Health Care and Energy. Conversely, Information Technology was the worst performing sector.

THE SCHWAB INTERNATIONAL INDEX FUND was up 8.09%, outperforming its benchmark, the Schwab International Index, which was up 7.87% for the six-month report period. Within the Fund, Australia was the best performing country, while Singapore contributed the least to returns. The top sectors were Consumer Staples and Health Care, while Information Technology performed as poorly overseas as it did in the U.S.

Source of Sector Classification: S&P and MSCI. All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the funds' total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


                                                     Schwab Equity Index Funds 5

SCHWAB S&P 500 INDEX FUND

INVESTOR SHARES PERFORMANCE as of 4/30/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.


[BAR CHART]

                                  Fund:
                              INVESTOR SHARES   Benchmark:    Fund Category:
                              Ticker Symbol:    S&P 500(R)      MORNINGSTAR
                                  SWPIX           INDEX       LARGE-CAP BLEND
6 MONTHS                          3.13%           3.28%            3.26%
1 YEAR                            6.02%           6.34%            5.50%
5 YEARS                          -3.23%          -2.94%           -2.54%
SINCE INCEPTION: 5/1/96           7.83%           8.23%            6.80%

                                           6 MONTHS                1 YEAR                5 YEARS             SINCE INCEPTION

                                       Fund:                  Fund:                  Fund:                  Fund:
                                     INVESTOR     Fund      INVESTOR     Fund      INVESTOR     Fund      INVESTOR     Fund
                                      SHARES    Category:    SHARES    Category:    SHARES    Category:    SHARES    Category:
                                      Ticker   MORNINGSTAR   Ticker   MORNINGSTAR   Ticker   MORNINGSTAR   Ticker   MORNINGSTAR
                                      Symbol:   LARGE-CAP    Symbol:   LARGE-CAP    Symbol:   LARGE-CAP    Symbol:   LARGE-CAP
TOTAL RETURNS AFTER TAX               SWPIX       BLEND      SWPIX       BLEND      SWPIX       BLEND      SWPIX       BLEND
-------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)     2.88%      0.96%       5.77%      3.36%      -3.56%     -3.39%       7.46%       n/a
-------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)    2.38%      1.00%       4.27%      2.63%      -2.87%     -2.56%       6.70%       n/a
-------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark.

$19,722 INVESTOR SHARES

$20,399 S&P 500(R) INDEX

[LINE GRAPH]

                 INVESTOR SHARES     S&P 500(R) INDEX
01-May-96            $10,000             $10,000
31-May-96            $10,250             $10,257
30-Jun-96            $10,290             $10,296
31-Jul-96             $9,840              $9,841
31-Aug-96            $10,040             $10,049
30-Sep-96            $10,600             $10,613
31-Oct-96            $10,880             $10,906
30-Nov-96            $11,690             $11,731
31-Dec-96            $11,462             $11,498
31-Jan-97            $12,157             $12,216
28-Feb-97            $12,248             $12,312
31-Mar-97            $11,744             $11,808
30-Apr-97            $12,430             $12,511
31-May-97            $13,186             $13,272
30-Jun-97            $13,760             $13,867
31-Jul-97            $14,849             $14,969
31-Aug-97            $14,012             $14,131
30-Sep-97            $14,778             $14,904
31-Oct-97            $14,284             $14,406
30-Nov-97            $14,930             $15,073
31-Dec-97            $15,184             $15,332
31-Jan-98            $15,357             $15,502
28-Feb-98            $16,455             $16,620
31-Mar-98            $17,289             $17,471
30-Apr-98            $17,452             $17,647
31-May-98            $17,147             $17,344
30-Jun-98            $17,838             $18,048
31-Jul-98            $17,645             $17,857
31-Aug-98            $15,092             $15,278
30-Sep-98            $16,058             $16,257
31-Oct-98            $17,340             $17,579
30-Nov-98            $18,387             $18,645
31-Dec-98            $19,443             $19,718
31-Jan-99            $20,253             $20,543
28-Feb-99            $19,617             $19,904
31-Mar-99            $20,397             $20,700
30-Apr-99            $21,176             $21,501
31-May-99            $20,663             $20,994
30-Jun-99            $21,812             $22,159
31-Jul-99            $21,125             $21,467
31-Aug-99            $21,012             $21,360
30-Sep-99            $20,428             $20,775
31-Oct-99            $21,709             $22,090
30-Nov-99            $22,150             $22,539
31-Dec-99            $23,448             $23,866
31-Jan-00            $22,266             $22,668
29-Feb-00            $21,841             $22,239
31-Mar-00            $23,967             $24,414
30-Apr-00            $23,241             $23,679
31-May-00            $22,753             $23,194
30-Jun-00            $23,313             $23,767
31-Jul-00            $22,940             $23,396
31-Aug-00            $24,361             $24,849
30-Sep-00            $23,075             $23,537
31-Oct-00            $22,971             $23,438
30-Nov-00            $21,156             $21,591
31-Dec-00            $21,261             $21,697
31-Jan-01            $22,014             $22,467
28-Feb-01            $19,996             $20,418
31-Mar-01            $18,730             $19,124
30-Apr-01            $20,174             $20,610
31-May-01            $20,310             $20,748
30-Jun-01            $19,808             $20,244
31-Jul-01            $19,609             $20,045
31-Aug-01            $18,375             $18,790
30-Sep-01            $16,890             $17,272
31-Oct-01            $17,204             $17,602
30-Nov-01            $18,521             $18,952
31-Dec-01            $18,678             $19,119
31-Jan-02            $18,403             $18,840
28-Feb-02            $18,044             $18,476
31-Mar-02            $18,710             $19,171
30-Apr-02            $17,579             $18,009
31-May-02            $17,442             $17,876
30-Jun-02            $16,195             $16,603
31-Jul-02            $14,938             $15,310
31-Aug-02            $15,023             $15,409
30-Sep-02            $13,396             $13,734
31-Oct-02            $14,568             $14,943
30-Nov-02            $15,424             $15,823
31-Dec-02            $14,516             $14,894
31-Jan-03            $14,130             $14,504
28-Feb-03            $13,915             $14,286
31-Mar-03            $14,044             $14,425
30-Apr-03            $15,202             $15,614
31-May-03            $15,995             $16,436
30-Jun-03            $16,188             $16,647
31-Jul-03            $16,478             $16,940
31-Aug-03            $16,788             $17,270
30-Sep-03            $16,606             $17,087
31-Oct-03            $17,539             $18,054
30-Nov-03            $17,689             $18,213
31-Dec-03            $18,601             $19,167
31-Jan-04            $18,938             $19,520
29-Feb-04            $19,199             $19,791
31-Mar-04            $18,906             $19,493
30-Apr-04            $18,601             $19,187
31-May-04            $18,851             $19,449
30-Jun-04            $19,210             $19,827
31-Jul-04            $18,569             $19,170
31-Aug-04            $18,645             $19,247
30-Sep-04            $18,840             $19,455
31-Oct-04            $19,123             $19,753
30-Nov-04            $19,894             $20,553
31-Dec-04            $20,561             $21,251
31-Jan-05            $20,053             $20,733
28-Feb-05            $20,472             $21,168
31-Mar-05            $20,108             $20,794
30-Apr-05            $19,722             $20,399

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


6 Schwab Equity Index Funds

SCHWAB S&P 500 INDEX FUND

Select Shares(R) Performance as of 4/30/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                  Fund:
                              SELECT SHARES     Benchmark:    Fund Category:
                              Ticker Symbol:    S&P 500(R)      MORNINGSTAR
                                  SWPPX           INDEX       LARGE-CAP BLEND
6 MONTHS                          3.25%           3.28%            3.26%
1 YEAR                            6.26%           6.34%            5.50%
5 YEARS                          -3.06%          -2.94%           -2.54%
SINCE INCEPTION: 5/19/97          5.62%           5.80%            5.12%

                                          6 MONTHS               1 YEAR               5 YEARS            SINCE INCEPTION

                                      Fund:                 Fund:                 Fund:                 Fund:
                                     SELECT      Fund      SELECT      Fund      SELECT      Fund      SELECT      Fund
                                     SHARES    Category:   SHARES    Category:   SHARES    Category:   SHARES    Category:
                                     Ticker   MORNINGSTAR  Ticker   MORNINGSTAR  Ticker   MORNINGSTAR  Ticker   MORNINGSTAR
                                     Symbol:   LARGE-CAP   Symbol:   LARGE-CAP   Symbol:   LARGE-CAP   Symbol:   LARGE-CAP
TOTAL RETURNS AFTER TAX              SWPPX       BLEND     SWPPX       BLEND     SWPPX       BLEND     SWPPX       BLEND
---------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)    2.99%      0.96%      5.98%      3.36%     -3.43%     -3.39%      5.20%       n/a
---------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)   2.48%      1.00%      4.45%      2.63%     -2.76%     -2.56%      4.67%       n/a
---------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark.

$77,245 SELECT SHARES

$78,278 S&P 500(R) INDEX

[LINE GRAPH]

              SELECT SHARES  S&P 500(R) INDEX
19-May-97        $50,000          $50,000
31-May-97        $50,935          $50,930
30-Jun-97        $53,190          $53,212
31-Jul-97        $57,395          $57,442
31-Aug-97        $54,165          $54,225
30-Sep-97        $57,120          $57,191
31-Oct-97        $55,215          $55,281
30-Nov-97        $57,745          $57,841
31-Dec-97        $58,745          $58,836
31-Jan-98        $59,375          $59,489
28-Feb-98        $63,660          $63,778
31-Mar-98        $66,880          $67,043
30-Apr-98        $67,550          $67,720
31-May-98        $66,370          $66,556
30-Jun-98        $69,040          $69,258
31-Jul-98        $68,295          $68,524
31-Aug-98        $58,435          $58,629
30-Sep-98        $62,165          $62,387
31-Oct-98        $67,155          $67,459
30-Nov-98        $71,245          $71,547
31-Dec-98        $75,340          $75,668
31-Jan-99        $78,475          $78,831
28-Feb-99        $76,015          $76,379
31-Mar-99        $79,030          $79,434
30-Apr-99        $82,085          $82,509
31-May-99        $80,140          $80,561
30-Jun-99        $84,545          $85,033
31-Jul-99        $81,885          $82,380
31-Aug-99        $81,490          $81,968
30-Sep-99        $79,230          $79,721
31-Oct-99        $84,230          $84,767
30-Nov-99        $85,935          $86,491
31-Dec-99        $91,000          $91,585
31-Jan-00        $86,420          $86,987
29-Feb-00        $84,770          $85,341
31-Mar-00        $93,050          $93,687
30-Apr-00        $90,235          $90,867
31-May-00        $88,350          $89,004
30-Jun-00        $90,515          $91,203
31-Jul-00        $89,110          $89,780
31-Aug-00        $94,655          $95,356
30-Sep-00        $89,635          $90,322
31-Oct-00        $89,230          $89,942
30-Nov-00        $82,200          $82,855
31-Dec-00        $82,655          $83,261
31-Jan-01        $85,540          $86,217
28-Feb-01        $77,745          $78,354
31-Mar-01        $72,835          $73,386
30-Apr-01        $78,480          $79,088
31-May-01        $78,965          $79,618
30-Jun-01        $77,055          $77,683
31-Jul-01        $76,285          $76,922
31-Aug-01        $71,500          $72,107
30-Sep-01        $65,735          $66,280
31-Oct-01        $66,955          $67,546
30-Nov-01        $72,065          $72,727
31-Dec-01        $72,700          $73,367
31-Jan-02        $71,635          $72,296
28-Feb-02        $70,240          $70,901
31-Mar-02        $72,865          $73,567
30-Apr-02        $68,430          $69,108
31-May-02        $67,940          $68,597
30-Jun-02        $63,095          $63,713
31-Jul-02        $58,170          $58,750
31-Aug-02        $58,580          $59,132
30-Sep-02        $52,175          $52,704
31-Oct-02        $56,775          $57,342
30-Nov-02        $60,140          $60,719
31-Dec-02        $56,585          $57,155
31-Jan-03        $55,085          $55,658
28-Feb-03        $54,250          $54,823
31-Mar-03        $54,790          $55,355
30-Apr-03        $59,300          $59,916
31-May-03        $62,430          $63,073
30-Jun-03        $63,180          $63,881
31-Jul-03        $64,305          $65,005
31-Aug-03        $65,560          $66,273
30-Sep-03        $64,850          $65,570
31-Oct-03        $68,480          $69,281
30-Nov-03        $69,065          $69,891
31-Dec-03        $72,695          $73,553
31-Jan-04        $74,010          $74,907
29-Feb-04        $75,025          $75,948
31-Mar-04        $73,880          $74,801
30-Apr-04        $72,695          $73,627
31-May-04        $73,710          $74,635
30-Jun-04        $75,110          $76,083
31-Jul-04        $72,610          $73,565
31-Aug-04        $72,910          $73,859
30-Sep-04        $73,710          $74,657
31-Oct-04        $74,810          $75,799
30-Nov-04        $77,815          $78,869
31-Dec-04        $80,475          $81,551
31-Jan-05        $78,495          $79,561
28-Feb-05        $80,130          $81,232
31-Mar-05        $78,755          $79,794
30-Apr-05        $77,245          $78,278

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                     Schwab Equity Index Funds 7

SCHWAB S&P 500 INDEX FUND

e.Shares(R) Performance as of 4/30/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's e.Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                  Fund:
                                 E.SHARES       Benchmark:    Fund Category:
                              Ticker Symbol:    S&P 500(R)      MORNINGSTAR
                                  SWPEX           INDEX       LARGE-CAP BLEND
6 MONTHS                          3.21%           3.28%            3.26%
1 YEAR                            6.10%           6.34%            5.50%
5 YEARS                          -3.15%          -2.94%           -2.54%
SINCE INCEPTION: 5/1/96           7.93%           8.23%            6.80%


                                  6 MONTHS                    1 YEAR                    5 YEARS                  SINCE INCEPTION

                              Fund        Fund          Fund         Fund          Fund         Fund            Fund        Fund
                            E.SHARES    Category:     E.SHARES     Category:     E.SHARES     Category:       E.SHARES    Category:
                             Ticker    MORNINGSTAR     Ticker     MORNINGSTAR     Ticker     MORNINGSTAR       Ticker    MORNINGSTAR
                             Symbol:    LARGE-CAP      Symbol:     LARGE-CAP      Symbol:     LARGE-CAP        Symbol:    LARGE-CAP
TOTAL RETURNS AFTER TAX       SWPEX       BLEND         SWPEX        BLEND         SWPEX        BLEND          SWPEX        BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION
  (still own shares)          2.95%        0.96%         5.84%        3.36%        -3.50%       -3.39%          7.53%        n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION
  (shares were sold)          2.45%        1.00%         4.34%        2.63%        -2.82%       -2.56%          6.77%        n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's e.Shares, compared with a similar investment in its benchmark.

$19,882 E.SHARES

$20,399 S&P 500(R) INDEX

[LINE GRAPH]

                E.SHARES    S&P 500(R) INDEX
01-May-96        $10,000        $10,000
31-May-96        $10,250        $10,257
30-Jun-96        $10,290        $10,296
31-Jul-96         $9,840         $9,841
31-Aug-96        $10,050        $10,049
30-Sep-96        $10,600        $10,613
31-Oct-96        $10,890        $10,906
30-Nov-96        $11,710        $11,731
31-Dec-96        $11,473        $11,498
31-Jan-97        $12,179        $12,216
28-Feb-97        $12,270        $12,312
31-Mar-97        $11,766        $11,808
30-Apr-97        $12,452        $12,511
31-May-97        $13,209        $13,272
30-Jun-97        $13,794        $13,867
31-Jul-97        $14,873        $14,969
31-Aug-97        $14,036        $14,131
30-Sep-97        $14,803        $14,904
31-Oct-97        $14,318        $14,406
30-Nov-97        $14,964        $15,073
31-Dec-97        $15,227        $15,332
31-Jan-98        $15,390        $15,502
28-Feb-98        $16,490        $16,620
31-Mar-98        $17,336        $17,471
30-Apr-98        $17,499        $17,647
31-May-98        $17,193        $17,344
30-Jun-98        $17,886        $18,048
31-Jul-98        $17,692        $17,857
31-Aug-98        $15,136        $15,278
30-Sep-98        $16,103        $16,257
31-Oct-98        $17,397        $17,579
30-Nov-98        $18,446        $18,645
31-Dec-98        $19,504        $19,718
31-Jan-99        $20,316        $20,543
28-Feb-99        $19,679        $19,904
31-Mar-99        $20,459        $20,700
30-Apr-99        $21,240        $21,501
31-May-99        $20,737        $20,994
30-Jun-99        $21,878        $22,159
31-Jul-99        $21,199        $21,467
31-Aug-99        $21,086        $21,360
30-Sep-99        $20,501        $20,775
31-Oct-99        $21,795        $22,090
30-Nov-99        $22,227        $22,539
31-Dec-99        $23,536        $23,866
31-Jan-00        $22,350        $22,668
29-Feb-00        $21,924        $22,239
31-Mar-00        $24,057        $24,414
30-Apr-00        $23,328        $23,679
31-May-00        $22,850        $23,194
30-Jun-00        $23,401        $23,767
31-Jul-00        $23,037        $23,396
31-Aug-00        $24,462        $24,849
30-Sep-00        $23,172        $23,537
31-Oct-00        $23,068        $23,438
30-Nov-00        $21,247        $21,591
31-Dec-00        $21,364        $21,697
31-Jan-01        $22,110        $22,467
28-Feb-01        $20,092        $20,418
31-Mar-01        $18,821        $19,124
30-Apr-01        $20,271        $20,610
31-May-01        $20,407        $20,748
30-Jun-01        $19,903        $20,244
31-Jul-01        $19,703        $20,045
31-Aug-01        $18,463        $18,790
30-Sep-01        $16,971        $17,272
31-Oct-01        $17,297        $17,602
30-Nov-01        $18,610        $18,952
31-Dec-01        $18,768        $19,119
31-Jan-02        $18,492        $18,840
28-Feb-02        $18,141        $18,476
31-Mar-02        $18,810        $19,171
30-Apr-02        $17,674        $18,009
31-May-02        $17,536        $17,876
30-Jun-02        $16,282        $16,603
31-Jul-02        $15,019        $15,310
31-Aug-02        $15,114        $15,409
30-Sep-02        $13,468        $13,734
31-Oct-02        $14,647        $14,943
30-Nov-02        $15,507        $15,823
31-Dec-02        $14,593        $14,894
31-Jan-03        $14,216        $14,504
28-Feb-03        $14,000        $14,286
31-Mar-03        $14,129        $14,425
30-Apr-03        $15,294        $15,614
31-May-03        $16,092        $16,436
30-Jun-03        $16,297        $16,647
31-Jul-03        $16,578        $16,940
31-Aug-03        $16,890        $17,270
30-Sep-03        $16,707        $17,087
31-Oct-03        $17,656        $18,054
30-Nov-03        $17,807        $18,213
31-Dec-03        $18,727        $19,167
31-Jan-04        $19,066        $19,520
29-Feb-04        $19,328        $19,791
31-Mar-04        $19,033        $19,493
30-Apr-04        $18,738        $19,187
31-May-04        $18,989        $19,449
30-Jun-04        $19,350        $19,827
31-Jul-04        $18,705        $19,170
31-Aug-04        $18,782        $19,247
30-Sep-04        $18,978        $19,455
31-Oct-04        $19,263        $19,753
30-Nov-04        $20,039        $20,553
31-Dec-04        $20,716        $21,251
31-Jan-05        $20,215        $20,733
28-Feb-05        $20,627        $21,168
31-Mar-05        $20,271        $20,794
30-Apr-05        $19,882        $20,399

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


8 Schwab Equity Index Funds

SCHWAB S&P 500 INDEX FUND

FUND FACTS as of 4/30/05

STYLE ASSESSMENT 1

[GRAPHIC]

                                    INVESTMENT STYLE
                            Value         Blend       Growth
MARKET CAP
  Large                      / /          /X/          / /
  Medium                     / /          / /          / /
  Small                      / /          / /          / /

STATISTICS

NUMBER OF HOLDINGS                                                         501
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $91,039
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 19.5
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.8
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                   3%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
  Investor Shares                                                         $2,500
    ($1,000 for retirement, education and custodial accounts)
  Select Shares                                                          $50,000
  e.Shares ($500 for retirement and custodial accounts)                   $1,000
--------------------------------------------------------------------------------

TOP HOLDINGS 4

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  GENERAL ELECTRIC CO.                                                 3.6%
--------------------------------------------------------------------------------
(2)  EXXON MOBIL CORP.                                                    3.4%
--------------------------------------------------------------------------------
(3)  MICROSOFT CORP.                                                      2.4%
--------------------------------------------------------------------------------
(4)  CITIGROUP, INC.                                                      2.3%
--------------------------------------------------------------------------------
(5)  JOHNSON & JOHNSON                                                    1.9%
--------------------------------------------------------------------------------
(6)  PFIZER, INC.                                                         1.9%
--------------------------------------------------------------------------------
(7)  BANK OF AMERICA CORP.                                                1.7%
--------------------------------------------------------------------------------
(8)  WAL-MART STORES, INC.                                                1.5%
--------------------------------------------------------------------------------
(9)  INTEL CORP.                                                          1.4%
--------------------------------------------------------------------------------
(10) PROCTER & GAMBLE CO.                                                 1.3%
--------------------------------------------------------------------------------
     TOTAL                                                               21.4%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

20.2% FINANCIALS
14.8% INFORMATION TECHNOLOGY
13.7% HEALTH CARE
11.8% INDUSTRIALS
10.9% CONSUMER DISCRETIONARY
10.4% CONSUMER STAPLES
 8.5% ENERGY
 3.4% UTILITIES
 3.2% TELECOMMUNICATION SERVICES
 3.1% MATERIALS

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.

4 This list is not a recommendation of any security by the investment adviser.


                                                     Schwab Equity Index Funds 9

SCHWAB 1000 INDEX(R) FUND

INVESTOR SHARES PERFORMANCE as of 4/30/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                  Fund:
                              INVESTOR SHARES   Benchmark:     Fund Category:
                              Ticker Symbol:    SCHWAB 1000      MORNINGSTAR
                                  SNXFX           INDEX(R)     LARGE-CAP BLEND
6 MONTHS                          3.59%           3.63%            3.26%
1 YEAR                            6.47%           6.74%            5.50%
5 YEARS 2                        -2.68%          -2.41%           -2.54%
10 YEARS 2                       10.09%          10.46%            8.79%

                                   6 MONTHS                    1 YEAR                    5 YEARS                   10 YEARS

                              Fund:                      Fund:                      Fund:                      Fund:
                            INVESTOR       Fund        INVESTOR       Fund        INVESTOR       Fund        INVESTOR       Fund
                             SHARES      Category:      SHARES      Category:      SHARES      Category:      SHARES      Category:
                             Ticker     MORNINGSTAR     Ticker     MORNINGSTAR     Ticker     MORNINGSTAR     Ticker     MORNINGSTAR
                            Symbol:      LARGE-CAP     Symbol:      LARGE-CAP     Symbol:      LARGE-CAP     Symbol:      LARGE-CAP
TOTAL RETURNS AFTER TAX      SNXFX         BLEND        SNXFX         BLEND        SNXFX         BLEND        SNXFX         BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION
  (still own shares)         3.37%         0.96%        6.24%         3.36%        -2.96%       -3.39%        9.71%        7.18%
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION
  (shares were sold)         2.63%         1.00%        4.51%         2.63%        -2.39%       -2.56%        8.77%        6.93%
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark and an additional index.

$26,171 INVESTOR SHARES

$27,069 SCHWAB 1000 INDEX(R)

$26,553 S&P 500(R) INDEX

[LINE GRAPH]

                INVESTOR    SCHWAB 1000    S&P 500(R)
                 SHARES       INDEX(R)       INDEX
30-Apr-95       $10,000       $10,000       $10,000
31-May-95       $10,362       $10,370       $10,399
30-Jun-95       $10,639       $10,655       $10,640
31-Jul-95       $11,043       $11,057       $10,992
31-Aug-95       $11,128       $11,143       $11,020
30-Sep-95       $11,568       $11,599       $11,485
31-Oct-95       $11,512       $11,540       $11,444
30-Nov-95       $12,009       $12,049       $11,945
31-Dec-95       $12,187       $12,229       $12,175
31-Jan-96       $12,547       $12,600       $12,589
29-Feb-96       $12,733       $12,787       $12,706
31-Mar-96       $12,848       $12,911       $12,828
30-Apr-96       $13,065       $13,131       $13,017
31-May-96       $13,374       $13,448       $13,352
30-Jun-96       $13,338       $13,427       $13,402
31-Jul-96       $12,705       $12,790       $12,810
31-Aug-96       $13,050       $13,135       $13,080
30-Sep-96       $13,777       $13,871       $13,815
31-Oct-96       $14,057       $14,151       $14,197
30-Nov-96       $15,072       $15,176       $15,270
31-Dec-96       $14,816       $14,929       $14,967
31-Jan-97       $15,669       $15,794       $15,901
28-Feb-97       $15,727       $15,849       $16,027
31-Mar-97       $15,027       $15,158       $15,370
30-Apr-97       $15,836       $15,958       $16,286
31-May-97       $16,841       $16,989       $17,276
30-Jun-97       $17,541       $17,707       $18,050
31-Jul-97       $18,961       $19,136       $19,485
31-Aug-97       $18,050       $18,232       $18,394
30-Sep-97       $19,020       $19,212       $19,400
31-Oct-97       $18,393       $18,582       $18,752
30-Nov-97       $19,165       $19,374       $19,620
31-Dec-97       $19,546       $19,762       $19,958
31-Jan-98       $19,686       $19,914       $20,179
28-Feb-98       $21,135       $21,399       $21,634
31-Mar-98       $22,210       $22,507       $22,742
30-Apr-98       $22,438       $22,752       $22,972
31-May-98       $21,945       $22,255       $22,576
30-Jun-98       $22,828       $23,149       $23,493
31-Jul-98       $22,511       $22,825       $23,244
31-Aug-98       $19,148       $19,417       $19,888
30-Sep-98       $20,384       $20,687       $21,162
31-Oct-98       $22,003       $22,359       $22,883
30-Nov-98       $23,372       $23,755       $24,270
31-Dec-98       $24,854       $25,259       $25,667
31-Jan-99       $25,796       $26,219       $26,740
28-Feb-99       $24,929       $25,367       $25,909
31-Mar-99       $25,929       $26,377       $26,945
30-Apr-99       $26,983       $27,466       $27,988
31-May-99       $26,360       $26,839       $27,327
30-Jun-99       $27,673       $28,197       $28,844
31-Jul-99       $26,790       $27,299       $27,944
31-Aug-99       $26,531       $27,075       $27,804
30-Sep-99       $25,826       $26,270       $27,042
31-Oct-99       $27,532       $28,042       $28,754
30-Nov-99       $28,200       $28,697       $29,339
31-Dec-99       $30,074       $30,620       $31,067
31-Jan-00       $28,663       $29,194       $29,507
29-Feb-00       $28,671       $29,232       $28,949
31-Mar-00       $31,149       $31,774       $31,780
30-Apr-00       $29,977       $30,581       $30,823
31-May-00       $29,193       $29,785       $30,191
30-Jun-00       $29,977       $30,601       $30,937
31-Jul-00       $29,537       $30,131       $30,454
31-Aug-00       $31,538       $32,180       $32,346
30-Sep-00       $30,081       $30,693       $30,638
31-Oct-00       $29,828       $30,449       $30,509
30-Nov-00       $27,282       $27,853       $28,105
31-Dec-00       $27,604       $28,176       $28,243
31-Jan-01       $28,543       $29,115       $29,246
28-Feb-01       $25,898       $26,418       $26,578
31-Mar-01       $24,132       $24,621       $24,893
30-Apr-01       $26,101       $26,643       $26,828
31-May-01       $26,267       $26,818       $27,007
30-Jun-01       $25,688       $26,233       $26,351
31-Jul-01       $25,342       $25,889       $26,093
31-Aug-01       $23,726       $24,247       $24,459
30-Sep-01       $21,735       $22,215       $22,483
31-Oct-01       $22,223       $22,722       $22,913
30-Nov-01       $23,921       $24,462       $24,670
31-Dec-01       $24,221       $24,776       $24,887
31-Jan-02       $23,940       $24,494       $24,524
28-Feb-02       $23,478       $24,029       $24,050
31-Mar-02       $24,418       $24,999       $24,955
30-Apr-02       $23,092       $23,648       $23,442
31-May-02       $22,871       $23,426       $23,269
30-Jun-02       $21,219       $21,734       $21,612
31-Jul-02       $19,627       $20,107       $19,929
31-Aug-02       $19,748       $20,237       $20,058
30-Sep-02       $17,694       $18,134       $17,878
31-Oct-02       $19,142       $19,628       $19,451
30-Nov-02       $20,248       $20,765       $20,597
31-Dec-02       $19,088       $19,578       $19,388
31-Jan-03       $18,612       $19,100       $18,880
28-Feb-03       $18,305       $18,789       $18,597
31-Mar-03       $18,512       $19,002       $18,777
30-Apr-03       $19,986       $20,520       $20,324
31-May-03       $21,068       $21,646       $21,395
30-Jun-03       $21,337       $21,929       $21,669
31-Jul-03       $21,768       $22,378       $22,050
31-Aug-03       $22,213       $22,852       $22,480
30-Sep-03       $21,952       $22,593       $22,242
31-Oct-03       $23,226       $23,914       $23,501
30-Nov-03       $23,487       $24,187       $23,708
31-Dec-03       $24,574       $25,317       $24,950
31-Jan-04       $25,009       $25,775       $25,409
29-Feb-04       $25,366       $26,156       $25,762
31-Mar-04       $25,040       $25,825       $25,373
30-Apr-04       $24,582       $25,360       $24,975
31-May-04       $24,923       $25,719       $25,317
30-Jun-04       $25,358       $26,185       $25,808
31-Jul-04       $24,465       $25,268       $24,954
31-Aug-04       $24,566       $25,381       $25,054
30-Sep-04       $24,877       $25,712       $25,325
31-Oct-04       $25,265       $26,122       $25,712
30-Nov-04       $26,313       $27,219       $26,753
31-Dec-04       $27,234       $28,182       $27,663
31-Jan-05       $26,541       $27,475       $26,988
28-Feb-05       $27,108       $28,072       $27,555
31-Mar-05       $26,675       $27,591       $27,067
30-Apr-05       $26,171       $27,069       $26,553

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


10 Schwab Equity Index Funds

SCHWAB 1000 INDEX FUND

SELECT SHARES(R) PERFORMANCE as of 4/30/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                  Fund:
                              SELECT SHARES     Benchmark:    Fund Category:
                              Ticker Symbol:   SCHWAB 1000      MORNINGSTAR
                                  SNXSX          INDEX(R)     LARGE-CAP BLEND
6 MONTHS                          3.66%           3.63%            3.26%
1 YEAR                            6.61%           6.74%            5.50%
5 YEARS 2                        -2.55%          -2.41%           -2.54%
SINCE INCEPTION: 5/19/97 2        6.11%           6.31%            5.12%

                                   6 MONTHS                    1 YEAR                    5 YEARS                 SINCE INCEPTION

                              Fund:                      Fund:                      Fund:                      Fund:
                             SELECT        Fund         SELECT        Fund         SELECT        Fund         SELECT        Fund
                             SHARES      Category:      SHARES      Category:      SHARES      Category:      SHARES      Category:
                             Ticker     MORNINGSTAR     Ticker     MORNINGSTAR     Ticker     MORNINGSTAR     Ticker     MORNINGSTAR
                            Symbol:      LARGE-CAP     Symbol:      LARGE-CAP     Symbol:      LARGE-CAP     Symbol:      LARGE-CAP
TOTAL RETURNS AFTER TAX      SNXSX         BLEND        SNXSX         BLEND        SNXSX         BLEND        SNXSX         BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION
  (still own shares)         3.43%         0.96%        6.37%         3.36%       -2.87%        -3.39%        5.74%         n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION
  (shares were sold)         2.70%         1.00%        4.63%         2.63%       -2.31%        -2.56%        5.13%         n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark and an additional index.

$80,145 SELECT SHARES

$81,362 SCHWAB 1000 INDEX(R)

$78,278 S&P 500(R) INDEX

[LINE GRAPH]

                              SCHWAB 1000    S&P 500(R)
             SELECT SHARES      INDEX(R)       INDEX
19-May-97       $50,000         $50,000       $50,000
31-May-97       $51,040         $51,064       $50,930
30-Jun-97       $53,180         $53,222       $53,212
31-Jul-97       $57,490         $57,518       $57,442
31-Aug-97       $54,750         $54,801       $54,225
30-Sep-97       $57,685         $57,746       $57,191
31-Oct-97       $55,785         $55,851       $55,281
30-Nov-97       $58,150         $58,233       $57,841
31-Dec-97       $59,325         $59,398       $58,836
31-Jan-98       $59,725         $59,855       $59,489
28-Feb-98       $64,145         $64,318       $63,778
31-Mar-98       $67,405         $67,648       $67,043
30-Apr-98       $68,100         $68,387       $67,720
31-May-98       $66,625         $66,893       $66,556
30-Jun-98       $69,305         $69,578       $69,258
31-Jul-98       $68,345         $68,606       $68,524
31-Aug-98       $58,140         $58,362       $58,629
30-Sep-98       $61,915         $62,179       $62,387
31-Oct-98       $66,825         $67,206       $67,459
30-Nov-98       $71,000         $71,400       $71,547
31-Dec-98       $75,505         $75,922       $75,668
31-Jan-99       $78,385         $78,805       $78,831
28-Feb-99       $75,750         $76,244       $76,379
31-Mar-99       $78,795         $79,282       $79,434
30-Apr-99       $82,015         $82,553       $82,509
31-May-99       $80,120         $80,671       $80,561
30-Jun-99       $84,110         $84,753       $85,033
31-Jul-99       $81,450         $82,052       $82,380
31-Aug-99       $80,665         $81,380       $81,968
30-Sep-99       $78,545         $78,960       $79,721
31-Oct-99       $83,725         $84,287       $84,767
30-Nov-99       $85,755         $86,255       $86,491
31-Dec-99       $91,470         $92,034       $91,585
31-Jan-00       $87,180         $87,747       $86,987
29-Feb-00       $87,225         $87,861       $85,341
31-Mar-00       $94,765         $95,504       $93,687
30-Apr-00       $91,200         $91,917       $90,867
31-May-00       $88,835         $89,525       $89,004
30-Jun-00       $91,220         $91,977       $91,203
31-Jul-00       $89,905         $90,566       $89,780
31-Aug-00       $95,990         $96,722       $95,356
30-Sep-00       $91,585         $92,255       $90,322
31-Oct-00       $90,810         $91,519       $89,942
30-Nov-00       $83,065         $83,717       $82,855
31-Dec-00       $84,050         $84,689       $83,261
31-Jan-01       $86,935         $87,511       $86,217
28-Feb-01       $78,875         $79,404       $78,354
31-Mar-01       $73,515         $74,002       $73,386
30-Apr-01       $79,515         $80,081       $79,088
31-May-01       $80,020         $80,608       $79,618
30-Jun-01       $78,280         $78,847       $77,683
31-Jul-01       $77,225         $77,815       $76,922
31-Aug-01       $72,325         $72,879       $72,107
30-Sep-01       $66,255         $66,771       $66,280
31-Oct-01       $67,745         $68,296       $67,546
30-Nov-01       $72,920         $73,526       $72,727
31-Dec-01       $73,845         $74,470       $73,367
31-Jan-02       $72,990         $73,622       $72,296
28-Feb-02       $71,600         $72,223       $70,901
31-Mar-02       $74,445         $75,140       $73,567
30-Apr-02       $70,445         $71,078       $69,108
31-May-02       $69,775         $70,413       $68,597
30-Jun-02       $64,710         $65,326       $63,713
31-Jul-02       $59,875         $60,436       $58,750
31-Aug-02       $60,245         $60,827       $59,132
30-Sep-02       $53,980         $54,506       $52,704
31-Oct-02       $58,420         $58,995       $57,342
30-Nov-02       $61,795         $62,414       $60,719
31-Dec-02       $58,255         $58,846       $57,155
31-Jan-03       $56,805         $57,410       $55,658
28-Feb-03       $55,865         $56,475       $54,823
31-Mar-03       $56,500         $57,115       $55,355
30-Apr-03       $61,025         $61,676       $59,916
31-May-03       $64,355         $65,062       $63,073
30-Jun-03       $65,175         $65,913       $63,881
31-Jul-03       $66,490         $67,261       $65,005
31-Aug-03       $67,875         $68,686       $66,273
30-Sep-03       $67,075         $67,908       $65,570
31-Oct-03       $70,990         $71,880       $69,281
30-Nov-03       $71,790         $72,699       $69,891
31-Dec-03       $75,105         $76,095       $73,553
31-Jan-04       $76,455         $77,473       $74,907
29-Feb-04       $77,550         $78,618       $75,948
31-Mar-04       $76,550         $77,622       $74,801
30-Apr-04       $75,175         $76,223       $73,627
31-May-04       $76,220         $77,305       $74,635
30-Jun-04       $77,575         $78,705       $76,083
31-Jul-04       $74,840         $75,948       $73,565
31-Aug-04       $75,175         $76,288       $73,859
30-Sep-04       $76,125         $77,284       $74,657
31-Oct-04       $77,310         $78,514       $75,799
30-Nov-04       $80,540         $81,812       $78,869
31-Dec-04       $83,375         $84,706       $81,551
31-Jan-05       $81,255         $82,583       $79,561
28-Feb-05       $82,990         $84,375       $81,232
31-Mar-05       $81,685         $82,931       $79,794
30-Apr-05       $80,145         $81,362       $78,278

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 11

SCHWAB 1000 INDEX FUND

FUND FACTS as of 4/30/05

STYLE ASSESSMENT 1

[GRAPHIC]

                                    INVESTMENT STYLE
                            Value         Blend       Growth
MARKET CAP
  Large                      / /          /X/          / /
  Medium                     / /          / /          / /
  Small                      / /          / /          / /

STATISTICS

NUMBER OF HOLDINGS                                                         999
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $79,885
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                20.3
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.8
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                   5%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
  Investor Shares                                                         $2,500
    ($1,000 for retirement, education and custodial accounts)
  Select Shares                                                          $50,000
--------------------------------------------------------------------------------

TOP HOLDINGS 4

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  GENERAL ELECTRIC CO.                                                 3.0%
--------------------------------------------------------------------------------
(2)  EXXON MOBIL CORP.                                                    2.9%
--------------------------------------------------------------------------------
(3)  MICROSOFT CORP.                                                      2.1%
--------------------------------------------------------------------------------
(4)  CITIGROUP, INC.                                                      1.9%
--------------------------------------------------------------------------------
(5)  PFIZER, INC.                                                         1.6%
--------------------------------------------------------------------------------
(6)  JOHNSON & JOHNSON                                                    1.6%
--------------------------------------------------------------------------------
(7)  WAL-MART STORES, INC.                                                1.6%
--------------------------------------------------------------------------------
(8)  BANK OF AMERICA CORP.                                                1.4%
--------------------------------------------------------------------------------
(9)  INTEL CORP.                                                          1.2%
--------------------------------------------------------------------------------
(10) PROCTER & GAMBLE CO.                                                 1.1%
--------------------------------------------------------------------------------
     TOTAL                                                               18.4%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

21.2% FINANCIALS
14.4% INFORMATION TECHNOLOGY
13.4% HEALTH CARE
12.6% CONSUMER DISCRETIONARY
10.6% INDUSTRIALS
10.2% CONSUMER STAPLES
 8.1% ENERGY
 3.4% UTILITIES
 3.2% MATERIALS
 2.9% TELECOMMUNICATION SERVICES

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.

4 This list is not a recommendation of any security by the investment adviser.


12 Schwab Equity Index Funds

SCHWAB SMALL-CAP INDEX FUND(R)

INVESTOR SHARES PERFORMANCE as of 4/30/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                      Fund:                                 Fund Category:
                 INVESTOR SHARES         Benchmark:          MORNINGSTAR
                 Ticker Symbol:       SCHWAB SMALL-CAP        SMALL-CAP
                     SWSMX                INDEX(R)             BLEND
6 MONTHS              0.59                  0.69                2.32
1 YEAR                6.30                  6.70                7.50
5 YEARS  2            3.56                  3.59                8.84
10 YEARS 2            9.47                 10.42               11.78

                                     6 MONTHS                    1 YEAR                    5 YEARS                   10 YEARS
                              Fund:                      Fund:                      Fund:                      Fund:
                            INVESTOR                   INVESTOR                   INVESTOR                   INVESTOR
                             SHARES    Fund Category:   SHARES    Fund Category:   SHARES     Fund Category:  SHARES  Fund Category:
                             Ticker      MORNINGSTAR    Ticker      MORNINGSTAR    Ticker       MORNINGSTAR   Ticker    MORNINGSTAR
                             Symbol:      SMALL-CAP     Symbol:      SMALL-CAP     Symbol:       SMALL-CAP    Symbol:    SMALL-CAP
TOTAL RETURNS AFTER TAX      SWSMX         BLEND        SWSMX         BLEND        SWSMX          BLEND       SWSMX       BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION
  (still own shares)          0.50%        -0.36%        6.21%        4.77%         2.51%        7.45%        8.72%         9.73%
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION
  (shares were sold)          0.52%         1.33%        4.24%        4.87%         2.50%        6.99%        8.02%         9.38%
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark and an additional index.

$24,728 INVESTOR SHARES

$26,957 SCHWAB SMALL-CAP INDEX(R)

$24,865 RUSSELL 2000(R) INDEX

[LINE GRAPH]

                                          SCHWAB
                     INVESTOR            SMALL-CAP            RUSSELL 2000(R)
                      SHARES              INDEX(R)               INDEX
30-Apr-95            $10,000              $10,000               $10,000
31-May-95            $10,143              $10,129               $10,172
30-Jun-95            $10,611              $10,642               $10,700
31-Jul-95            $11,231              $11,265               $11,316
31-Aug-95            $11,430              $11,498               $11,550
30-Sep-95            $11,650              $11,723               $11,757
31-Oct-95            $11,154              $11,161               $11,232
30-Nov-95            $11,669              $11,697               $11,703
31-Dec-95            $11,889              $11,978               $12,012
31-Jan-96            $11,822              $11,947               $11,999
29-Feb-96            $12,273              $12,428               $12,374
31-Mar-96            $12,465              $12,644               $12,626
30-Apr-96            $13,155              $13,312               $13,301
31-May-96            $13,614              $13,768               $13,826
30-Jun-96            $13,106              $13,328               $13,257
31-Jul-96            $11,966              $12,253               $12,100
31-Aug-96            $12,695              $13,030               $12,803
30-Sep-96            $13,260              $13,509               $13,304
31-Oct-96            $13,020              $13,278               $13,099
30-Nov-96            $13,576              $13,806               $13,638
31-Dec-96            $13,731              $14,063               $13,996
31-Jan-97            $14,097              $14,395               $14,276
28-Feb-97            $13,606              $14,044               $13,930
31-Mar-97            $12,923              $13,361               $13,273
30-Apr-97            $13,019              $13,400               $13,310
31-May-97            $14,559              $15,041               $14,790
30-Jun-97            $15,261              $15,818               $15,424
31-Jul-97            $16,291              $16,720               $16,142
31-Aug-97            $16,599              $17,096               $16,511
30-Sep-97            $17,840              $18,438               $17,720
31-Oct-97            $17,061              $17,633               $16,942
30-Nov-97            $16,887              $17,472               $16,832
31-Dec-97            $17,259              $17,838               $17,126
31-Jan-98            $16,834              $17,558               $16,856
28-Feb-98            $18,167              $19,010               $18,101
31-Mar-98            $18,969              $19,866               $18,847
30-Apr-98            $19,065              $20,002               $18,951
31-May-98            $17,916              $18,827               $17,929
30-Jun-98            $17,945              $18,880               $17,967
31-Jul-98            $16,535              $17,428               $16,512
31-Aug-98            $13,309              $14,068               $13,305
30-Sep-98            $14,188              $14,950               $14,347
31-Oct-98            $14,864              $15,658               $14,932
30-Nov-98            $15,647              $16,471               $15,715
31-Dec-98            $16,642              $17,542               $16,687
31-Jan-99            $16,674              $17,618               $16,909
28-Feb-99            $15,280              $16,146               $15,540
31-Mar-99            $15,495              $16,455               $15,782
30-Apr-99            $16,714              $17,960               $17,196
31-May-99            $17,011              $18,274               $17,447
30-Jun-99            $17,953              $19,471               $18,236
31-Jul-99            $17,861              $19,319               $17,736
31-Aug-99            $17,328              $18,774               $17,080
30-Sep-99            $17,503              $18,934               $17,083
31-Oct-99            $17,830              $19,246               $17,153
30-Nov-99            $18,936              $20,448               $18,178
31-Dec-99            $20,669              $22,396               $20,235
31-Jan-00            $19,890              $21,559               $19,909
29-Feb-00            $22,526              $24,379               $23,196
31-Mar-00            $21,839              $23,741               $21,668
30-Apr-00            $20,761              $22,593               $20,363
31-May-00            $19,784              $21,497               $19,176
30-Jun-00            $21,460              $23,293               $20,848
31-Jul-00            $20,608              $22,388               $20,177
31-Aug-00            $22,681              $24,638               $21,717
30-Sep-00            $21,993              $23,887               $21,078
31-Oct-00            $21,613              $23,450               $20,138
30-Nov-00            $19,540              $21,217               $18,070
31-Dec-00            $21,441              $23,273               $19,622
31-Jan-01            $21,791              $23,587               $20,644
28-Feb-01            $20,145              $21,807               $19,290
31-Mar-01            $19,234              $20,822               $18,347
30-Apr-01            $20,775              $22,509               $19,782
31-May-01            $21,336              $23,113               $20,268
30-Jun-01            $22,282              $24,147               $20,967
31-Jul-01            $21,277              $23,075               $19,833
31-Aug-01            $20,682              $22,421               $19,192
30-Sep-01            $17,762              $19,262               $16,609
31-Oct-01            $18,662              $20,226               $17,581
30-Nov-01            $20,028              $21,718               $18,942
31-Dec-01            $21,249              $23,026               $20,110
31-Jan-02            $20,484              $22,170               $19,901
28-Feb-02            $19,755              $21,381               $19,356
31-Mar-02            $21,467              $23,247               $20,912
30-Apr-02            $21,357              $23,122               $21,102
31-May-02            $20,374              $22,064               $20,165
30-Jun-02            $19,306              $20,904               $19,165
31-Jul-02            $16,671              $18,043               $16,271
31-Aug-02            $16,756              $18,148               $16,231
30-Sep-02            $15,675              $16,975               $15,065
31-Oct-02            $16,112              $17,448               $15,549
30-Nov-02            $17,351              $18,790               $16,936
31-Dec-02            $16,475              $17,862               $15,992
31-Jan-03            $15,702              $16,979               $15,549
28-Feb-03            $15,174              $16,425               $15,080
31-Mar-03            $15,359              $16,630               $15,274
30-Apr-03            $16,954              $18,372               $16,722
31-May-03            $18,781              $20,345               $18,517
30-Jun-03            $19,113              $20,712               $18,852
31-Jul-03            $20,106              $21,805               $20,032
31-Aug-03            $21,088              $22,872               $20,949
30-Sep-03            $20,646              $22,401               $20,562
31-Oct-03            $22,351              $24,254               $22,289
30-Nov-03            $23,136              $25,113               $23,080
31-Dec-03            $23,619              $25,658               $23,549
31-Jan-04            $24,286              $26,363               $24,571
29-Feb-04            $24,385              $26,471               $24,792
31-Mar-04            $24,484              $26,587               $25,023
30-Apr-04            $23,262              $25,263               $23,746
31-May-04            $23,632              $25,681               $24,124
30-Jun-04            $24,743              $26,896               $25,140
31-Jul-04            $23,089              $25,114               $23,448
31-Aug-04            $22,916              $24,928               $23,328
30-Sep-04            $24,101              $26,233               $24,422
31-Oct-04            $24,582              $26,772               $24,903
30-Nov-04            $26,693              $29,076               $27,062
31-Dec-04            $27,509              $29,954               $27,864
31-Jan-05            $26,454              $28,831               $26,702
28-Feb-05            $26,962              $29,389               $27,153
31-Mar-05            $26,193              $28,509               $26,376
30-Apr-05            $24,728              $26,957               $24,865

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 13

SCHWAB SMALL-CAP INDEX FUND

SELECT SHARES(R) PERFORMANCE as of 4/30/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                   Fund:                              Fund Category:
                               SELECT SHARES         Benchmark:        MORNINGSTAR
                              Ticker Symbol:     SCHWAB SMALL-CAP       SMALL-CAP
                                  SWSSX               INDEX(R)            BLEND
6 MONTHS                           0.65                 0.69              2.32
1 YEAR                             6.46                 6.70              7.50
5 YEARS                            3.68                 3.59              8.84
SINCE INCEPTION 5/19/97            7.60                 8.20              9.59

                                     6 MONTHS                    1 YEAR                    5 YEARS               SINCE INCEPTION
                            Fund:                      Fund:                      Fund:                      Fund:
                            SELECT                     SELECT                     SELECT                     SELECT
                            SHARES     Fund Category:  SHARES     Fund Category:  SHARES     Fund Category:  SHARES   Fund Category:
                            Ticker      MORNINGSTAR    Ticker      MORNINGSTAR    Ticker      MORNINGSTAR    Ticker    MORNINGSTAR
                            Symbol:      SMALL-CAP     Symbol:      SMALL-CAP     Symbol:      SMALL-CAP     Symbol:    SMALL-CAP
TOTAL RETURNS AFTER TAX     SWSSX          BLEND       SWSSX          BLEND       SWSSX          BLEND       SWSSX        BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION
  (still own shares)         0.53%        -0.36%        6.34%         4.77%        2.59%         7.45%        6.68%         n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION
  (shares were sold)         0.58%         1.33%        4.37%         4.87%        2.58%         6.99%        6.17%         n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark and an additional index.

$89,555 SELECT SHARES

$93,628 SCHWAB SMALL-CAP INDEX(R)

$87,356 RUSSELL 2000(R) INDEX

[LINE GRAPH]

                         SCHWAB
              SELECT    SMALL-CAP    RUSSELL 2000(R)
              SHARES     INDEX(R)        INDEX
19-May-97    $50,000     $50,000        $50,000
31-May-97    $52,170     $52,242        $51,960
30-Jun-97    $54,690     $54,942        $54,189
31-Jul-97    $58,415     $58,075        $56,709
31-Aug-97    $59,485     $59,380        $58,008
30-Sep-97    $63,965     $64,039        $62,254
31-Oct-97    $61,205     $61,244        $59,521
30-Nov-97    $60,550     $60,687        $59,134
31-Dec-97    $61,920     $61,958        $60,169
31-Jan-98    $60,400     $60,983        $59,218
28-Feb-98    $65,175     $66,026        $63,594
31-Mar-98    $68,050     $69,002        $66,214
30-Apr-98    $68,430     $69,473        $66,578
31-May-98    $64,310     $65,391        $62,990
30-Jun-98    $64,415     $65,575        $63,122
31-Jul-98    $59,360     $60,531        $58,009
31-Aug-98    $47,790     $48,861        $46,744
30-Sep-98    $50,945     $51,924        $50,404
31-Oct-98    $53,365     $54,386        $52,460
30-Nov-98    $56,170     $57,207        $55,209
31-Dec-98    $59,775     $60,929        $58,627
31-Jan-99    $59,925     $61,193        $59,407
28-Feb-99    $54,925     $56,079        $54,595
31-Mar-99    $55,660     $57,152        $55,446
30-Apr-99    $60,070     $62,380        $60,414
31-May-99    $61,140     $63,470        $61,296
30-Jun-99    $64,555     $67,629        $64,067
31-Jul-99    $64,225     $67,099        $62,311
31-Aug-99    $62,315     $65,206        $60,006
30-Sep-99    $62,940     $65,762        $60,018
31-Oct-99    $64,115     $66,846        $60,264
30-Nov-99    $68,125     $71,021        $63,862
31-Dec-99    $74,390     $77,788        $71,091
31-Jan-00    $71,585     $74,879        $69,946
29-Feb-00    $81,065     $84,677        $81,495
31-Mar-00    $78,595     $82,458        $76,124
30-Apr-00    $74,755     $78,471        $71,541
31-May-00    $71,250     $74,666        $67,371
30-Jun-00    $77,265     $80,904        $73,245
31-Jul-00    $74,205     $77,761        $70,887
31-Aug-00    $81,655     $85,575        $76,295
30-Sep-00    $79,185     $82,968        $74,052
31-Oct-00    $77,820     $81,448        $70,749
30-Nov-00    $70,405     $73,694        $63,484
31-Dec-00    $77,230     $80,834        $68,937
31-Jan-01    $78,490     $81,923        $72,528
28-Feb-01    $72,565     $75,742        $67,770
31-Mar-01    $69,285     $72,319        $64,457
30-Apr-01    $74,875     $78,181        $69,497
31-May-01    $76,850     $80,277        $71,207
30-Jun-01    $80,300     $83,871        $73,663
31-Jul-01    $76,685     $80,145        $69,678
31-Aug-01    $74,540     $77,873        $67,427
30-Sep-01    $64,030     $66,902        $58,352
31-Oct-01    $67,265     $70,251        $61,765
30-Nov-01    $72,230     $75,432        $66,546
31-Dec-01    $76,610     $79,977        $70,652
31-Jan-02    $73,855     $77,001        $69,917
28-Feb-02    $71,230     $74,261        $68,001
31-Mar-02    $77,400     $80,744        $73,469
30-Apr-02    $77,005     $80,311        $74,137
31-May-02    $73,505     $76,636        $70,846
30-Jun-02    $69,655     $72,606        $67,332
31-Jul-02    $60,160     $62,669        $57,165
31-Aug-02    $60,465     $63,034        $57,022
30-Sep-02    $56,530     $58,961        $52,927
31-Oct-02    $58,105     $60,603        $54,626
30-Nov-02    $62,610     $65,263        $59,499
31-Dec-02    $59,485     $62,041        $56,185
31-Jan-03    $56,655     $58,974        $54,629
28-Feb-03    $54,795     $57,049        $52,979
31-Mar-03    $55,460     $57,761        $53,662
30-Apr-03    $61,255     $63,810        $58,749
31-May-03    $67,805     $70,666        $65,053
30-Jun-03    $69,000     $71,940        $66,231
31-Jul-03    $72,630     $75,736        $70,377
31-Aug-03    $76,170     $79,443        $73,600
30-Sep-03    $74,625     $77,805        $72,238
31-Oct-03    $80,775     $84,240        $78,307
30-Nov-03    $83,610     $87,223        $81,086
31-Dec-03    $85,415     $89,118        $82,732
31-Jan-04    $87,820     $91,568        $86,323
29-Feb-04    $88,180     $91,940        $87,100
31-Mar-04    $88,535     $92,345        $87,910
30-Apr-04    $84,120     $87,745        $83,427
31-May-04    $85,505     $89,198        $84,753
30-Jun-04    $89,515     $93,417        $88,321
31-Jul-04    $83,545     $87,229        $82,377
31-Aug-04    $82,920     $86,580        $81,957
30-Sep-04    $87,245     $91,115        $85,801
31-Oct-04    $88,980     $92,989        $87,491
30-Nov-04    $96,650    $100,989        $95,077
31-Dec-04    $99,570    $104,038        $97,891
31-Jan-05    $95,800    $100,139        $93,809
28-Feb-05    $97,640    $102,076        $95,394
31-Mar-05    $94,855     $99,019        $92,666
30-Apr-05    $89,555     $93,628        $87,356

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


14 Schwab Equity Index Funds

SCHWAB SMALL-CAP INDEX FUND

FUND FACTS as of 4/30/05

STYLE ASSESSMENT 1

[GRAPHIC]

                                    INVESTMENT STYLE
                            Value         Blend       Growth
MARKET CAP
  Large                      / /          / /          / /
  Medium                     / /          / /          / /
  Small                      / /          /X/          / /

STATISTICS

NUMBER OF HOLDINGS                                                        1,153
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                               $1,080
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 27.4
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.0
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                  38%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
  Investor Shares                                                         $2,500
    ($1,000 for retirement, education and custodial accounts)
  Select Shares                                                          $50,000
--------------------------------------------------------------------------------

TOP HOLDINGS 4

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  ACCREDO HEALTH, INC.                                                0.2%
--------------------------------------------------------------------------------
(2)  CERNER CORP.                                                        0.2%
--------------------------------------------------------------------------------
(3)  VCA ANTECH, INC.                                                    0.2%
--------------------------------------------------------------------------------
(4)  VINTAGE PETROLEUM, INC.                                             0.2%
--------------------------------------------------------------------------------
(5)  BEBE STORES                                                         0.2%
--------------------------------------------------------------------------------
(6)  VALASSIS COMMUNICATIONS, INC.                                       0.2%
--------------------------------------------------------------------------------
(7)  SYBASE, INC.                                                        0.2%
--------------------------------------------------------------------------------
(8)  DOWNEY FINANCIAL CORP.                                              0.2%
--------------------------------------------------------------------------------
(9)  CACI INTERNATIONAL, INC., Class A                                   0.2%
--------------------------------------------------------------------------------
(10) USG CORP.                                                           0.2%
--------------------------------------------------------------------------------
     TOTAL                                                               2.0%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

21.2% FINANCIALS
16.8% INFORMATION TECHNOLOGY
16.5% CONSUMER DISCRETIONARY
14.4% INDUSTRIALS
12.3% HEALTH CARE
 5.9% ENERGY
 5.4% MATERIALS
 3.1% UTILITIES
 3.0% CONSUMER STAPLES
 1.2% TELECOMMUNICATION SERVICES
 0.2% OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.

4 This list is not a recommendation of any security by the investment adviser.


                                                    Schwab Equity Index Funds 15

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

INVESTOR SHARES PERFORMANCE as of 4/30/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]


                                Fund:
                          INVESTOR SHARES              Benchmark:                  Fund Category:
                          Ticker Symbol:          DOW JONES WILSHIRE           MORNINGSTAR LARGE-CAP
                              SWTIX             5000 COMPOSITE INDEX(TM)               BLEND
6 MONTHS                        3.49                      3.50                         3.26
1 YEAR                          6.97                      7.00                         5.50
5 YEARS 2                      -2.06                     -2.03                        -2.54
SINCE INCEPTION 6/1/99 2        0.45                      0.52                        -0.09

                                      6 MONTHS                   1 YEAR                    5 YEARS               SINCE INCEPTION
                                Fund:                    Fund:                     Fund:                      Fund:
                              INVESTOR                 INVESTOR                  INVESTOR                   INVESTOR
                               SHARES   Fund Category:  SHARES    Fund Category:  SHARES     Fund Category:  SHARES   Fund Category:
                               Ticker    MORNINGSTAR    Ticker     MORNINGSTAR    Ticker      MORNINGSTAR    Ticker     MORNINGSTAR
                               Symbol:    LARGE-CAP     Symbol:      LARGE-CAP    Symbol:      LARGE-CAP     Symbol:     LARGE-CAP
TOTAL RETURNS AFTER TAX        SWTIX        BLEND       SWTIX         BLEND       SWTIX          BLEND       SWTIX         BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION
  (still own shares)          3.29%        0.96%         6.77%        3.36%        -2.34%        -3.39%        0.18%         n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION
  (shares were sold)          2.53%        1.00%         4.80%        2.63%        -1.88%        -2.56%        0.25%         n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark.

$10,272 INVESTOR SHARES

$10,318 DOW JONES WILSHIRE 5000 COMPOSITE INDEX(SM)

[LINE GRAPH]

                                       DOW JONES
                                     WILSHIRE 5000
             INVESTOR SHARES      COMPOSITE INDEX(SM)
01-Jun-99        $10,000             $10,000
30-Jun-99        $10,515             $10,518
31-Jul-99        $10,165             $10,180
31-Aug-99        $10,070             $10,086
30-Sep-99         $9,820              $9,822
31-Oct-99        $10,435             $10,447
30-Nov-99        $10,790             $10,797
31-Dec-99        $11,605             $11,617
31-Jan-00        $11,108             $11,135
29-Feb-00        $11,374             $11,384
31-Mar-00        $12,022             $12,060
30-Apr-00        $11,399             $11,432
31-May-00        $11,012             $11,033
30-Jun-00        $11,484             $11,519
31-Jul-00        $11,258             $11,284
31-Aug-00        $12,077             $12,104
30-Sep-00        $11,520             $11,538
31-Oct-00        $11,294             $11,294
30-Nov-00        $10,179             $10,170
31-Dec-00        $10,371             $10,351
31-Jan-01        $10,746             $10,748
28-Feb-01         $9,724              $9,729
31-Mar-01         $9,066              $9,074
30-Apr-01         $9,815              $9,821
31-May-01         $9,911              $9,919
30-Jun-01         $9,754              $9,752
31-Jul-01         $9,587              $9,591
31-Aug-01         $9,010              $9,011
30-Sep-01         $8,206              $8,202
31-Oct-01         $8,408              $8,410
30-Nov-01         $9,046              $9,054
31-Dec-01         $9,211              $9,217
31-Jan-02         $9,093              $9,102
28-Feb-02         $8,915              $8,915
31-Mar-02         $9,308              $9,305
30-Apr-02         $8,874              $8,851
31-May-02         $8,766              $8,747
30-Jun-02         $8,169              $8,132
31-Jul-02         $7,516              $7,476
31-Aug-02         $7,567              $7,520
30-Sep-02         $6,816              $6,765
31-Oct-02         $7,327              $7,283
30-Nov-02         $7,740              $7,722
31-Dec-02         $7,320              $7,294
31-Jan-03         $7,139              $7,111
28-Feb-03         $7,010              $6,990
31-Mar-03         $7,098              $7,069
30-Apr-03         $7,656              $7,649
31-May-03         $8,105              $8,116
30-Jun-03         $8,229              $8,237
31-Jul-03         $8,415              $8,435
31-Aug-03         $8,611              $8,637
30-Sep-03         $8,513              $8,542
31-Oct-03         $9,030              $9,064
30-Nov-03         $9,164              $9,190
31-Dec-03         $9,566              $9,603
31-Jan-04         $9,769              $9,817
29-Feb-04         $9,910              $9,961
31-Mar-04         $9,811              $9,854
30-Apr-04         $9,603              $9,644
31-May-04         $9,733              $9,777
30-Jun-04         $9,936              $9,981
31-Jul-04         $9,571              $9,599
31-Aug-04         $9,603              $9,631
30-Sep-04         $9,764              $9,802
31-Oct-04         $9,926              $9,970
30-Nov-04        $10,379             $10,437
31-Dec-04        $10,747             $10,815
31-Jan-05        $10,467             $10,528
28-Feb-05        $10,684             $10,747
31-Mar-05        $10,504             $10,556
30-Apr-05        $10,272             $10,318

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


16 Schwab Equity Index Funds

SCHWAB TOTAL STOCK MARKET INDEX FUND

SELECT SHARES(R) PERFORMANCE as of 4/30/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                             Fund:              Benchmark:        Fund Category:
                         SELECT SHARES          DOW JONES          MORNINGSTAR
                         Ticker Symbol:       WILSHIRE 5000         LARGE-CAP
                             SWTSX         COMPOSITE INDEX(SM)        BLEND
6 MONTHS                      3.57               3.50                  3.26
1 YEAR                        7.16               7.00                  5.50
5 YEARS                      -1.91              -2.03                 -2.54
SINCE INCEPTION: 6/1/99       0.60               0.53                 -0.09

                                    6 MONTHS                  1 YEAR                    5 YEARS                 SINCE INCEPTION

                              Fund:                     Fund:                     Fund:                       Fund:
                             SELECT        Fund        SELECT        Fund        SELECT         Fund         SELECT        Fund
                             SHARES      Category:     SHARES      Category:     SHARES       Category:      SHARES      Category:
                             Ticker     MORNINGSTAR    Ticker     MORNINGSTAR    Ticker      MORNINGSTAR     Ticker     MORNINGSTAR
                             Symbol:     LARGE-CAP     Symbol:     LARGE-CAP     Symbol:      LARGE-CAP      Symbol:     LARGE-CAP
TOTAL RETURNS AFTER TAX       SWTSX        BLEND        SWTSX        BLEND        SWTSX         BLEND         SWTSX        BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION
  (still own shares)          3.36%        0.96%        6.94%        3.36%        -2.23%       -3.39%         0.30%         n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION
  (shares were sold)          2.61%        1.00%        4.96%        2.63%        -1.77%       -2.56%         0.35%         n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark.

$51,810 SELECT SHARES

$51,590 DOW JONES WILSHIRE 5000 COMPOSITE INDEX(SM)

[LINE GRAPH]

                                   DOW JONES
                                 WILSHIRE 5000
             SELECT SHARES    COMPOSITE INDEX(SM)
01-Jun-99       $50,000            $50,000
30-Jun-99       $52,600            $52,590
31-Jul-99       $50,850            $50,902
31-Aug-99       $50,350            $50,428
30-Sep-99       $49,125            $49,112
31-Oct-99       $52,225            $52,236
30-Nov-99       $53,975            $53,986
31-Dec-99       $58,065            $58,083
31-Jan-00       $55,605            $55,673
29-Feb-00       $56,935            $56,920
31-Mar-00       $60,150            $60,301
30-Apr-00       $57,060            $57,159
31-May-00       $55,130            $55,164
30-Jun-00       $57,515            $57,597
31-Jul-00       $56,385            $56,422
31-Aug-00       $60,480            $60,518
30-Sep-00       $57,715            $57,692
31-Oct-00       $56,560            $56,469
30-Nov-00       $51,010            $50,850
31-Dec-00       $51,975            $51,755
31-Jan-01       $53,850            $53,738
28-Feb-01       $48,730            $48,643
31-Mar-01       $45,435            $45,370
30-Apr-01       $49,185            $49,104
31-May-01       $49,695            $49,595
30-Jun-01       $48,910            $48,761
31-Jul-01       $48,070            $47,957
31-Aug-01       $45,185            $45,055
30-Sep-01       $41,155            $41,009
31-Oct-01       $42,190            $42,051
30-Nov-01       $45,385            $45,268
31-Dec-01       $46,210            $46,083
31-Jan-02       $45,645            $45,511
28-Feb-02       $44,725            $44,574
31-Mar-02       $46,720            $46,526
30-Apr-02       $44,520            $44,256
31-May-02       $44,010            $43,734
30-Jun-02       $41,015            $40,659
31-Jul-02       $37,735            $37,378
31-Aug-02       $37,990            $37,598
30-Sep-02       $34,230            $33,827
31-Oct-02       $36,790            $36,415
30-Nov-02       $38,860            $38,611
31-Dec-02       $36,775            $36,472
31-Jan-03       $35,865            $35,553
28-Feb-03       $35,245            $34,952
31-Mar-03       $35,660            $35,347
30-Apr-03       $38,485            $38,245
31-May-03       $40,740            $40,582
30-Jun-03       $41,365            $41,183
31-Jul-03       $42,325            $42,175
31-Aug-03       $43,310            $43,187
30-Sep-03       $42,815            $42,708
31-Oct-03       $45,435            $45,318
30-Nov-03       $46,110            $45,952
31-Dec-03       $48,165            $48,015
31-Jan-04       $49,160            $49,086
29-Feb-04       $49,895            $49,803
31-Mar-04       $49,395            $49,270
30-Apr-04       $48,345            $48,220
31-May-04       $49,030            $48,886
30-Jun-04       $50,050            $49,903
31-Jul-04       $48,215            $47,996
31-Aug-04       $48,375            $48,155
30-Sep-04       $49,185            $49,012
31-Oct-04       $50,050            $49,850
30-Nov-04       $52,330            $52,183
31-Dec-04       $54,175            $54,077
31-Jan-05       $52,790            $52,639
28-Feb-05       $53,880            $53,734
31-Mar-05       $52,950            $52,782
30-Apr-05       $51,810            $51,590

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 17

SCHWAB TOTAL STOCK MARKET INDEX FUND

FUND FACTS as of 4/30/05

STYLE ASSESSMENT 1

[GRAPHIC]

                                    INVESTMENT STYLE
                            Value         Blend       Growth
MARKET CAP
  Large                      / /          /X/          / /
  Medium                     / /          / /          / /
  Small                      / /          / /          / /

STATISTICS

NUMBER OF HOLDINGS                                                        2,905
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $72,698
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 20.4
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.7
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                   1%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
  Investor Shares                                                         $2,500
    ($1,000 for retirement, education and custodial accounts)
  Select Shares                                                          $50,000
--------------------------------------------------------------------------------

TOP HOLDINGS 4

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  GENERAL ELECTRIC CO.                                                 2.7%
--------------------------------------------------------------------------------
(2)  EXXON MOBIL CORP.                                                    2.6%
--------------------------------------------------------------------------------
(3)  MICROSOFT CORP.                                                      1.9%
--------------------------------------------------------------------------------
(4)  CITIGROUP, INC.                                                      1.7%
--------------------------------------------------------------------------------
(5)  PFIZER, INC.                                                         1.5%
--------------------------------------------------------------------------------
(6)  JOHNSON & JOHNSON                                                    1.5%
--------------------------------------------------------------------------------
(7)  WAL-MART STORES, INC.                                                1.4%
--------------------------------------------------------------------------------
(8)  BANK OF AMERICA CORP.                                                1.3%
--------------------------------------------------------------------------------
(9)  INTEL CORP.                                                          1.1%
--------------------------------------------------------------------------------
(10) PROCTER & GAMBLE CO.                                                 1.0%
--------------------------------------------------------------------------------
     TOTAL                                                               16.7%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

21.2% FINANCIALS
14.6% INFORMATION TECHNOLOGY
13.4% HEALTH CARE
12.8% CONSUMER DISCRETIONARY
11.0% INDUSTRIALS
 9.5% CONSUMER STAPLES
 7.9% ENERGY
 3.4% MATERIALS
 3.3% UTILITIES
 2.8% TELECOMMUNICATION SERVICES
 0.1% OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.

4 This list is not a recommendation of any security by the investment adviser.


18 Schwab Equity Index Funds

SCHWAB INTERNATIONAL INDEX FUND(R)

INVESTOR SHARES PERFORMANCE as of 4/30/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                               Fund:           Benchmark:       Fund Category:
                          INVESTOR SHARES        SCHWAB          MORNINGSTAR
                           Ticker Symbol:     INTERNATIONAL        FOREIGN
                              SWINX             INDEX(R)        LARGE-CAP BLEND
6 MONTHS                       8.09               7.87              7.69
1 YEAR                        14.67              14.79             13.08
5 YEARS                       -2.02              -1.61             -2.42
10 YEARS                       5.10               5.53              5.78

                                   6 MONTHS                    1 YEAR                    5 YEARS                   10 YEARS

                              Fund:        Fund         Fund:         Fund         Fund:         Fund          Fund:        Fund
                            INVESTOR     Category:    INVESTOR      Category:    INVESTOR      Category:     INVESTOR     Category:
                             SHARES     MORNINGSTAR    SHARES      MORNINGSTAR    SHARES      MORNINGSTAR     SHARES     MORNINGSTAR
                             Ticker       FOREIGN      Ticker        FOREIGN      Ticker        FOREIGN       Ticker       FOREIGN
                             Symbol:     LARGE-CAP     Symbol:      LARGE-CAP     Symbol:      LARGE-CAP      Symbol:     LARGE-CAP
TOTAL RETURNS AFTER TAX       SWINX        BLEND        SWINX         BLEND        SWINX         BLEND         SWINX        BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION
  (still own shares)          7.71%        5.29%        14.26%       10.78%       -2.39%        -3.39%         4.75%        4.36%
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION
  (shares were sold)          5.55%        3.76%         9.84%        7.39%       -1.86%        -2.56%         4.29%        4.27%
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark and an additional index.

$16,445 INVESTOR SHARES

$17,137 SCHWAB INTERNATIONAL INDEX(R)

$15,933 MSCI EAFE(R) INDEX

[LINE GRAPH]

                            SCHWAB
             INVESTOR    INTERNATIONAL    MSCI-EAFE(R)
              SHARES        INDEX(R)         INDEX
30-Apr-95     $10,000        $10,000        $10,000
31-May-95     $10,027         $9,962         $9,881
30-Jun-95      $9,927         $9,843         $9,708
31-Jul-95     $10,429        $10,423        $10,313
31-Aug-95     $10,082        $10,033         $9,920
30-Sep-95     $10,291        $10,277        $10,113
31-Oct-95     $10,155        $10,101         $9,841
30-Nov-95     $10,374        $10,384        $10,115
31-Dec-95     $10,744        $10,786        $10,523
31-Jan-96     $10,772        $10,820        $10,566
29-Feb-96     $10,790        $10,841        $10,602
31-Mar-96     $10,975        $11,043        $10,826
30-Apr-96     $11,242        $11,304        $11,141
31-May-96     $11,122        $11,170        $10,936
30-Jun-96     $11,206        $11,246        $10,998
31-Jul-96     $10,892        $10,955        $10,677
31-Aug-96     $10,994        $11,050        $10,700
30-Sep-96     $11,298        $11,376        $10,985
31-Oct-96     $11,279        $11,337        $10,873
30-Nov-96     $11,786        $11,863        $11,305
31-Dec-96     $11,724        $11,758        $11,160
31-Jan-97     $11,341        $11,368        $10,769
28-Feb-97     $11,509        $11,558        $10,946
31-Mar-97     $11,603        $11,636        $10,985
30-Apr-97     $11,686        $11,761        $11,043
31-May-97     $12,547        $12,624        $11,762
30-Jun-97     $13,249        $13,361        $12,410
31-Jul-97     $13,650        $13,722        $12,611
31-Aug-97     $12,659        $12,732        $11,669
30-Sep-97     $13,528        $13,532        $12,323
31-Oct-97     $12,444        $12,436        $11,375
30-Nov-97     $12,435        $12,388        $11,259
31-Dec-97     $12,581        $12,562        $11,357
31-Jan-98     $13,044        $13,071        $11,876
28-Feb-98     $13,801        $13,861        $12,638
31-Mar-98     $14,160        $14,224        $13,028
30-Apr-98     $14,255        $14,320        $13,131
31-May-98     $14,255        $14,286        $13,066
30-Jun-98     $14,378        $14,379        $13,166
31-Jul-98     $14,416        $14,471        $13,299
31-Aug-98     $12,638        $12,648        $11,651
30-Sep-98     $12,231        $12,233        $11,293
31-Oct-98     $13,441        $13,515        $12,470
30-Nov-98     $14,132        $14,276        $13,108
31-Dec-98     $14,575        $14,744        $13,626
31-Jan-99     $14,526        $14,665        $13,585
28-Feb-99     $14,202        $14,376        $13,262
31-Mar-99     $14,841        $15,036        $13,815
30-Apr-99     $15,443        $15,683        $14,374
31-May-99     $14,689        $14,892        $13,634
30-Jun-99     $15,252        $15,499        $14,166
31-Jul-99     $15,806        $16,076        $14,587
31-Aug-99     $15,948        $16,225        $14,641
30-Sep-99     $16,244        $16,503        $14,788
31-Oct-99     $17,113        $17,382        $15,343
30-Nov-99     $17,895        $18,137        $15,875
31-Dec-99     $19,474        $19,730        $17,301
31-Jan-00     $17,944        $18,298        $16,202
29-Feb-00     $18,194        $18,594        $16,638
31-Mar-00     $19,252        $19,649        $17,284
30-Apr-00     $18,213        $18,587        $16,375
31-May-00     $17,693        $18,041        $15,975
30-Jun-00     $18,357        $18,714        $16,600
31-Jul-00     $17,646        $17,989        $15,904
31-Aug-00     $17,963        $18,305        $16,042
30-Sep-00     $17,029        $17,359        $15,261
31-Oct-00     $16,481        $16,818        $14,901
30-Nov-00     $15,731        $16,062        $14,342
31-Dec-00     $16,048        $16,400        $14,851
31-Jan-01     $16,184        $16,575        $14,856
28-Feb-01     $14,797        $15,136        $13,745
31-Mar-01     $13,801        $14,089        $12,811
30-Apr-01     $14,749        $15,059        $13,691
31-May-01     $14,221        $14,496        $13,185
30-Jun-01     $13,616        $13,877        $12,643
31-Jul-01     $13,274        $13,542        $12,424
31-Aug-01     $12,892        $13,163        $12,136
30-Sep-01     $11,730        $11,971        $10,907
31-Oct-01     $11,936        $12,200        $11,186
30-Nov-01     $12,306        $12,582        $11,599
31-Dec-01     $12,398        $12,667        $11,667
31-Jan-02     $11,756        $12,007        $11,047
28-Feb-02     $11,845        $12,111        $11,125
31-Mar-02     $12,497        $12,749        $11,727
30-Apr-02     $12,536        $12,854        $11,804
31-May-02     $12,705        $13,036        $11,954
30-Jun-02     $12,191        $12,509        $11,478
31-Jul-02     $10,996        $11,288        $10,345
31-Aug-02     $10,966        $11,264        $10,321
30-Sep-02      $9,780        $10,048         $9,213
31-Oct-02     $10,343        $10,646         $9,708
30-Nov-02     $10,778        $11,116        $10,148
31-Dec-02     $10,460        $10,761         $9,807
31-Jan-03     $10,006        $10,308         $9,398
28-Feb-03      $9,804        $10,097         $9,183
31-Mar-03      $9,602         $9,898         $9,003
30-Apr-03     $10,510        $10,871         $9,886
31-May-03     $11,145        $11,522        $10,485
30-Jun-03     $11,408        $11,796        $10,738
31-Jul-03     $11,640        $12,064        $10,998
31-Aug-03     $11,822        $12,269        $11,263
30-Sep-03     $12,144        $12,611        $11,610
31-Oct-03     $12,850        $13,366        $12,334
30-Nov-03     $13,194        $13,721        $12,607
31-Dec-03     $14,239        $14,826        $13,592
31-Jan-04     $14,352        $14,953        $13,784
29-Feb-04     $14,671        $15,281        $14,102
31-Mar-04     $14,629        $15,227        $14,181
30-Apr-04     $14,342        $14,928        $13,860
31-May-04     $14,403        $15,013        $13,908
30-Jun-04     $14,671        $15,288        $14,212
31-Jul-04     $14,301        $14,897        $13,750
31-Aug-04     $14,311        $14,912        $13,811
30-Sep-04     $14,712        $15,338        $14,171
31-Oct-04     $15,214        $15,887        $14,654
30-Nov-04     $16,159        $16,878        $15,655
31-Dec-04     $16,832        $17,578        $16,343
31-Jan-05     $16,414        $17,163        $16,044
28-Feb-05     $17,146        $17,946        $16,737
31-Mar-05     $16,780        $17,558        $16,317
30-Apr-05     $16,445        $17,137        $15,933

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 19

SCHWAB INTERNATIONAL INDEX FUND

SELECT SHARES(R) PERFORMANCE as of 4/30/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                 Fund:          Benchmark:       Fund Category:
                             SELECT SHARES        SCHWAB          MORNINGSTAR
                             Ticker Symbol:    INTERNATIONAL        FOREIGN
                                SWISX            INDEX(R)        LARGE-CAP BLEND
6 MONTHS                         8.20              7.87               7.69
1 YEAR                          14.86             14.79              13.08
5 YEARS                         -1.88             -1.61              -2.42
SINCE INCEPTION: 5/19/97         3.43              3.73               3.28

                                   6 MONTHS                    1 YEAR                    5 YEARS                SINCE INCEPTION

                              Fund:        Fund         Fund:         Fund         Fund:         Fund          Fund:        Fund
                             SELECT      Category:     SELECT       Category:     SELECT       Category:      SELECT      Category:
                             SHARES     MORNINGSTAR    SHARES      MORNINGSTAR    SHARES      MORNINGSTAR     SHARES     MORNINGSTAR
                             Ticker       FOREIGN      Ticker        FOREIGN      Ticker        FOREIGN       Ticker       FOREIGN
                             Symbol:     LARGE-CAP     Symbol:      LARGE-CAP     Symbol:      LARGE-CAP      Symbol:     LARGE-CAP
TOTAL RETURNS AFTER TAX       SWISX        BLEND        SWISX         BLEND        SWISX         BLEND         SWISX        BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION
  (still own shares)         7.79%         5.29%       14.42%         10.78%       -2.29%        -3.39%       3.04%          n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION
  (shares were sold)         5.65%         3.76%       10.00%          7.39%       -1.77%        -2.56%       2.77%          n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark and an additional index.

$65,395 SELECT SHARES

$66,901 SCHWAB INTERNATIONAL INDEX(R)

$66,712 MSCI EAFE(R) INDEX

[LINE GRAPH]

                           SCHWAB
              SELECT    INTERNATIONAL    MSCI-EAFE(R)
              SHARES       INDEX(R)         INDEX
19-May-97    $50,000       $50,000         $50,000
31-May-97    $49,375       $49,283         $49,248
30-Jun-97    $52,170       $52,161         $51,961
31-Jul-97    $53,755       $53,571         $52,803
31-Aug-97    $49,815       $49,706         $48,859
30-Sep-97    $53,240       $52,827         $51,595
31-Oct-97    $49,005       $48,550         $47,627
30-Nov-97    $48,970       $48,360         $47,141
31-Dec-97    $49,580       $49,042         $47,551
31-Jan-98    $51,405       $51,027         $49,725
28-Feb-98    $54,385       $54,111         $52,917
31-Mar-98    $55,800       $55,529         $54,547
30-Apr-98    $56,175       $55,905         $54,978
31-May-98    $56,175       $55,770         $54,708
30-Jun-98    $56,655       $56,133         $55,124
31-Jul-98    $56,845       $56,493         $55,681
31-Aug-98    $49,840       $49,376         $48,782
30-Sep-98    $48,240       $47,757         $47,284
31-Oct-98    $53,005       $52,763         $52,211
30-Nov-98    $55,725       $55,732         $54,885
31-Dec-98    $57,490       $57,561         $57,053
31-Jan-99    $57,305       $57,252         $56,881
28-Feb-99    $56,025       $56,122         $55,528
31-Mar-99    $58,585       $58,699         $57,843
30-Apr-99    $60,955       $61,225         $60,186
31-May-99    $57,980       $58,137         $57,086
30-Jun-99    $60,200       $60,507         $59,313
31-Jul-99    $62,385       $62,757         $61,074
31-Aug-99    $62,950       $63,342         $61,300
30-Sep-99    $64,115       $64,425         $61,919
31-Oct-99    $67,575       $67,857         $64,241
30-Nov-99    $70,660       $70,806         $66,470
31-Dec-99    $76,920       $77,025         $72,439
31-Jan-00    $70,880       $71,433         $67,839
29-Feb-00    $71,870       $72,588         $69,664
31-Mar-00    $76,050       $76,708         $72,367
30-Apr-00    $71,905       $72,561         $68,561
31-May-00    $69,895       $70,431         $66,888
30-Jun-00    $72,515       $73,058         $69,503
31-Jul-00    $69,740       $70,228         $66,591
31-Aug-00    $70,995       $71,462         $67,169
30-Sep-00    $67,310       $67,769         $63,898
31-Oct-00    $65,110       $65,658         $62,390
30-Nov-00    $62,185       $62,703         $60,050
31-Dec-00    $63,455       $64,024         $62,182
31-Jan-01    $63,955       $64,706         $62,201
28-Feb-01    $58,470       $59,090         $57,548
31-Mar-01    $54,570       $55,001         $53,641
30-Apr-01    $58,315       $58,788         $57,326
31-May-01    $56,230       $56,592         $55,205
30-Jun-01    $53,835       $54,175         $52,936
31-Jul-01    $52,485       $52,866         $52,020
31-Aug-01    $51,015       $51,386         $50,813
30-Sep-01    $46,385       $46,733         $45,666
31-Oct-01    $47,235       $47,628         $46,835
30-Nov-01    $48,700       $49,119         $48,563
31-Dec-01    $49,040       $49,452         $48,850
31-Jan-02    $46,540       $46,876         $46,256
28-Feb-02    $46,890       $47,279         $46,579
31-Mar-02    $49,430       $49,771         $49,099
30-Apr-02    $49,590       $50,183         $49,423
31-May-02    $50,255       $50,891         $50,051
30-Jun-02    $48,220       $48,833         $48,059
31-Jul-02    $43,525       $44,067         $43,316
31-Aug-02    $43,410       $43,973         $43,216
30-Sep-02    $38,715       $39,225         $38,575
31-Oct-02    $40,945       $41,560         $40,646
30-Nov-02    $42,665       $43,395         $42,491
31-Dec-02    $41,385       $42,009         $41,064
31-Jan-03    $39,625       $40,243         $39,351
28-Feb-03    $38,825       $39,419         $38,450
31-Mar-03    $38,025       $38,642         $37,697
30-Apr-03    $41,625       $42,438         $41,391
31-May-03    $44,140       $44,981         $43,899
30-Jun-03    $45,180       $46,051         $44,961
31-Jul-03    $46,140       $47,098         $46,050
31-Aug-03    $46,860       $47,898         $47,159
30-Sep-03    $48,140       $49,233         $48,612
31-Oct-03    $50,980       $52,179         $51,640
30-Nov-03    $52,300       $53,566         $52,787
31-Dec-03    $56,485       $57,881         $56,909
31-Jan-04    $56,935       $58,377         $57,712
29-Feb-04    $58,195       $59,655         $59,045
31-Mar-04    $58,035       $59,446         $59,376
30-Apr-04    $56,935       $58,279         $58,034
31-May-04    $57,180       $58,609         $58,231
30-Jun-04    $58,240       $59,684         $59,506
31-Jul-04    $56,770       $58,155         $57,572
31-Aug-04    $56,810       $58,214         $57,826
30-Sep-04    $58,400       $59,877         $59,335
31-Oct-04    $60,440       $62,020         $61,358
30-Nov-04    $64,190       $65,891         $65,549
31-Dec-04    $66,850       $68,624         $68,427
31-Jan-05    $65,230       $67,001         $67,174
28-Feb-05    $68,140       $70,061         $70,076
31-Mar-05    $66,725       $68,544         $68,317
30-Apr-05    $65,395       $66,901         $66,712

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


20 Schwab Equity Index Funds

SCHWAB INTERNATIONAL INDEX FUND

FUND FACTS as of 4/30/05

STYLE ASSESSMENT 1

[GRAPHIC]

                                    INVESTMENT STYLE
                            Value         Blend       Growth
MARKET CAP
  Large                      / /          /X/          / /
  Medium                     / /          / /          / /
  Small                      / /          / /          / /

TOP HOLDINGS 2

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  BP PLC                                                               3.0%
--------------------------------------------------------------------------------
(2)  HSBC HOLDINGS PLC                                                    2.4%
--------------------------------------------------------------------------------
(3)  VODAFONE GROUP PLC                                                   2.3%
--------------------------------------------------------------------------------
(4)  GLAXOSMITHKLINE PLC                                                  2.0%
--------------------------------------------------------------------------------
(5)  TOTAL SA                                                             1.9%
--------------------------------------------------------------------------------
(6)  ROYAL DUTCH PETROLEUM CO.                                            1.6%
--------------------------------------------------------------------------------
(7)  NOVARTIS AG, Registered                                              1.6%
--------------------------------------------------------------------------------
(8)  NESTLE SA, Registered                                                1.5%
--------------------------------------------------------------------------------
(9)  TOYOTA MOTOR CORP.                                                   1.3%
--------------------------------------------------------------------------------
(10) ROYAL BANK OF SCOTLAND GROUP PLC                                     1.3%
--------------------------------------------------------------------------------
     TOTAL                                                               18.9%

STATISTICS

NUMBER OF HOLDINGS                                                         355
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $57,739
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                16.3
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.1
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 3                                                   9%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 4
  Investor Shares                                                        $2,500
    ($1,000 for retirement, education and custodial accounts)
  Select Shares                                                          $50,000
--------------------------------------------------------------------------------

SECTOR AND COUNTRY WEIGHTINGS % of Investments

These charts show the fund's sector and country composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

SECTOR

[PIE CHART]

30.6% FINANCIALS
11.1% ENERGY
10.4% CONSUMER DISCRETIONARY
 8.8% CONSUMER STAPLES
 8.4% HEALTH CARE
 8.4% TELECOMMUNICATION SERVICES
 6.5% INDUSTRIALS
 5.6% UTILITIES
 5.5% MATERIALS
 4.5% INFORMATION TECHNOLOGY
 0.2% OTHER

COUNTRY

[PIE CHART]

27.2% UNITED KINGDOM
17.2% JAPAN
10.8% FRANCE
 7.5% SWITZERLAND
 7.4% GERMANY
 6.1% CANADA
 5.5% NETHERLANDS
 4.5% AUSTRALIA
 4.4% SPAIN
 9.4% OTHER

  Portfolio holdings may have changed since the report date. Source of Sector
  Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 This list is not a recommendation of any security by the investment adviser.

3 Not annualized.

4 Please see prospectus for further detail and eligibility requirements.


                                                    Schwab Equity Index Funds 21

FUND EXPENSES

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning November 1, 2004 and held through April 30, 2005.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's or share class' actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                ENDING
                                              BEGINNING      ACCOUNT VALUE          EXPENSES
                           EXPENSE RATIO 1  ACCOUNT VALUE  (Net of Expenses)  PAID DURING PERIOD 2
                            (Annualized)     at 11/1/04       at 4/30/05       11/1/04-4/30/05
--------------------------------------------------------------------------------------------------
SCHWAB S&P 500 INDEX FUND

Investor Shares
  Actual Return                 0.37%          $1,000          $1,031.30             $1.86
  Hypothetical 5% Return        0.37%          $1,000          $1,022.97             $1.85

Select Shares(R)
  Actual Return                 0.19%          $1,000          $1,032.50             $0.95
  Hypothetical 5% Return        0.19%          $1,000          $1,023.86             $0.95

e.Shares(R)
  Actual Return                 0.26%          $1,000          $1,032.10             $1.31
  Hypothetical 5% Return        0.26%          $1,000          $1,023.51             $1.30
--------------------------------------------------------------------------------------------------
SCHWAB 1000 INDEX(R) FUND

Investor Shares
  Actual Return                 0.50%          $1,000          $1,035.90             $2.54
  Hypothetical 5% Return        0.50%          $1,000          $1,022.30             $2.52

Select Shares
  Actual Return                 0.35%          $1,000          $1,036.60             $1.78
  Hypothetical 5% Return        0.35%          $1,000          $1,023.05             $1.77

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


22 Schwab Equity Index Funds

FUND EXPENSES continued

                                                                              ENDING
                                                            BEGINNING      ACCOUNT VALUE          EXPENSES
                                         EXPENSE RATIO 1  ACCOUNT VALUE  (Net of Expenses)  PAID DURING PERIOD 2
                                          (Annualized)     at 11/1/04       at 4/30/05       11/1/04-4/30/05
----------------------------------------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)

Investor Shares
  Actual Return                               0.58%          $1,000          $1,005.90             $2.90
  Hypothetical 5% Return                      0.58%          $1,000          $1,021.90             $2.93

Select Shares
  Actual Return                               0.42%          $1,000          $1,006.50             $2.09
  Hypothetical 5% Return                      0.42%          $1,000          $1,022.71             $2.10
----------------------------------------------------------------------------------------------------------------
SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

Investor Shares
  Actual Return                               0.54%          $1,000          $1,034.90             $2.75
  Hypothetical 5% Return                      0.54%          $1,000          $1,022.10             $2.73

Select Shares
  Actual Return                               0.39%          $1,000          $1,035.70             $1.97
  Hypothetical 5% Return                      0.39%          $1,000          $1,022.86             $1.95
----------------------------------------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(R)

Investor Shares
  Actual Return                               0.69%          $1,000          $1,080.90             $3.56
  Hypothetical 5% Return                      0.69%          $1,000          $1,021.38             $3.46

Select Shares
  Actual Return                               0.50%          $1,000          $1,082.00             $2.58
  Hypothetical 5% Return                      0.50%          $1,000          $1,022.32             $2.50

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


                                                    Schwab Equity Index Funds 23

SCHWAB S&P 500 INDEX FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                   11/1/04-  11/1/03-  11/1/02-  11/1/01-  11/1/00-  11/1/99-
INVESTOR SHARES                                    4/30/05*  10/31/04  10/31/03  10/31/02  10/31/01  10/31/00
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period              17.61     16.36     13.79     16.45     22.15     21.17
                                                   ----------------------------------------------------------
Income or loss from investment operations:
  Net investment income                              0.19      0.23      0.20      0.20      0.17      0.17
  Net realized and unrealized gains or losses        0.37      1.23      2.57     (2.68)    (5.70)     1.06
                                                   ----------------------------------------------------------
  Total income or loss from investment operations    0.56      1.46      2.77     (2.48)    (5.53)     1.23
Less distributions:
  Dividends from net investment income              (0.30)    (0.21)    (0.20)    (0.18)    (0.17)    (0.18)
  Distributions from net realized gains                --        --        --        --        --     (0.07)
                                                   ----------------------------------------------------------
  Total distributions                               (0.30)    (0.21)    (0.20)    (0.18)    (0.17)    (0.25)
                                                   ----------------------------------------------------------
Net asset value at end of period                    17.87     17.61     16.36     13.79     16.45     22.15
                                                   ----------------------------------------------------------
Total return (%)                                     3.13 1    9.03     20.39    (15.32)   (25.11)     5.81

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                             0.37 2    0.37      0.36      0.35      0.35      0.36 3
  Gross operating expenses                           0.42 2    0.45      0.46      0.46      0.46      0.52
  Net investment income                              2.06 2    1.35      1.45      1.21      0.95      0.81
Portfolio turnover rate                                 3 1       3         3         8         4         9
Net assets, end of period ($ x 1,000,000)           3,813     3,849     3,510     2,760     3,070     3,617

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.35% if certain non-routine expenses (proxy fees) had not been included.


24 See financial notes.

                                                   11/1/04-  11/1/03-  11/1/02-  11/1/01-  11/1/00-  11/1/99-
SELECT SHARES                                      4/30/05*  10/31/04  10/31/03  10/31/02  10/31/01  10/31/00
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period              17.68     16.41     13.83      16.50    22.21     21.23
                                                   ----------------------------------------------------------
Income or loss from investment operations:
  Net investment income                              0.21      0.26      0.24       0.22     0.20      0.20
  Net realized and unrealized gains or losses        0.37      1.24      2.57      (2.69)   (5.71)     1.06
                                                   ----------------------------------------------------------
  Total income or loss from investment operations    0.58      1.50      2.81      (2.47)   (5.51)     1.26
Less distributions:
  Dividends from net investment income              (0.32)    (0.23)    (0.23)     (0.20)   (0.20)    (0.21)
  Distributions from net realized gains                --        --        --         --       --     (0.07)
                                                   ----------------------------------------------------------
  Total distributions                               (0.32)    (0.23)    (0.23)     (0.20)   (0.20)    (0.28)
                                                   ----------------------------------------------------------
Net asset value at end of period                    17.94     17.68     16.41      13.83    16.50     22.21
                                                   ----------------------------------------------------------
Total return (%)                                     3.25 1    9.25     20.62     (15.20)  (24.97)     5.94

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                             0.19 2    0.19      0.19       0.19     0.19      0.20 3
  Gross operating expenses                           0.27 2    0.30      0.31       0.31     0.31      0.36
  Net investment income                              2.25 2    1.53      1.63       1.37     1.11      0.98
Portfolio turnover rate                                 3 1       3         3          8        4         9
Net assets, end of period ($ x 1,000,000)           3,805     4,119     3,692      3,029    3,563     4,357

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.19% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 25

SCHWAB S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS

                                                   11/1/04-  11/1/03-  11/1/02-  11/1/01-  11/1/00-  11/1/99-
E.SHARES                                           4/30/05*  10/31/04  10/31/03  10/31/02  10/31/01  10/31/00
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period              17.62     16.37     13.79      16.46    22.17     21.21
                                                   ----------------------------------------------------------
Income or loss from investment operations:
  Net investment income                              0.21      0.26      0.23       0.23     0.20      0.20
  Net realized and unrealized gains or losses        0.36      1.21      2.56      (2.71)   (5.71)     1.04
  Total income or loss from investment operations    0.57      1.47      2.79      (2.48)   (5.51)     1.24
Less distributions:
  Dividends from net investment income              (0.31)    (0.22)    (0.21)     (0.19)   (0.20)    (0.21)
  Distributions from net realized gains                --        --        --         --       --     (0.07)
                                                   ----------------------------------------------------------
  Total distributions                               (0.31)    (0.22)    (0.21)     (0.19)   (0.20)    (0.28)
                                                   ----------------------------------------------------------
Net asset value at end of period                    17.88     17.62     16.37      13.79    16.46     22.17
                                                   ----------------------------------------------------------
Total return (%)                                     3.21 1    9.10     20.55     (15.32)  (25.02)     5.84

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                             0.26 2    0.28      0.28       0.28     0.28      0.29 3
  Gross operating expenses                           0.27 2    0.30      0.31       0.31     0.31      0.36
  Net investment income                              2.19 2    1.44      1.54       1.28     1.02      0.88
Portfolio turnover rate                                 3 1       3         3          8        4         9
Net assets, end of period ($ x 1,000,000)             237       249       246        220      304       441

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.28% if certain non-routine expenses (proxy fees) had not been included.


26 See financial notes.

SCHWAB S&P 500 INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS as of April 30, 2005, unaudited

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holding exceeding 1% of the fund's net assets. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the end of the report period, free of charge, by calling Schwab Funds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov. In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten. For the characteristics of the securities included under "Other Securities", please refer to the complete schedule of portfolio holdings.

(1) Top ten holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 @  All or a portion of this security is on loan

                                                     COST                VALUE
HOLDINGS BY CATEGORY                               ($x1,000)           ($x1,000)
--------------------------------------------------------------------------------
 99.8%   COMMON STOCK                              7,050,716          7,841,207

  0.0%   U.S. TREASURY
         OBLIGATIONS                                     947                947
--------------------------------------------------------------------------------
 99.8%   TOTAL INVESTMENTS                         7,051,663          7,842,154

  7.4%   COLLATERAL INVESTED
         FOR SECURITIES ON LOAN                      574,423            574,423

(7.2)%  OTHER ASSETS AND
         LIABILITIES, NET                                              (561,978)
--------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                             7,854,599

                                                         % OF NET       VALUE
      SECURITY AND NUMBER OF SHARES                       ASSETS     ($ x 1,000)
      COMMON STOCK 99.8% of net assets

      AUTOMOBILES & COMPONENTS 0.6%
      --------------------------------------------------------------------------
      Other Securities                                        0.6         46,891

      BANKS 7.7%
      --------------------------------------------------------------------------
  (7) Bank of America
      Corp.      2,999,740                                    1.7        135,108
    @ Fannie Mae      715,743                                 0.5         38,614
      U.S. Bancorp      1,370,545                             0.5         38,238
      Wachovia Corp.      1,173,320                           0.8         60,051
      Wells Fargo & Co.      1,254,900                        1.0         75,219
      Other Securities                                        3.2        255,348
                                                         --------    -----------
                                                              7.7        602,578
      CAPITAL GOODS 9.2%
      --------------------------------------------------------------------------
      3M Co.      571,569                                     0.6         43,708
 =(1) General Electric Co.      7,838,044                     3.6        283,737
    @ Tyco International
      Ltd.      1,489,742                                     0.6         46,644
      United Technologies
      Corp.      378,665                                      0.5         38,518
      Other Securities                                        3.9        308,638
                                                         --------    -----------
                                                              9.2        721,245
      COMMERCIAL SERVICES & SUPPLIES 0.9%
      --------------------------------------------------------------------------
      Other Securities                                        0.9         73,513


                                                         See financial notes. 27

SCHWAB S&P 500 INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS continued

                                                         % OF NET       VALUE
      SECURITY AND NUMBER OF SHARES                       ASSETS     ($ x 1,000)
      CONSUMER DURABLES & APPAREL 1.2%
      --------------------------------------------------------------------------
      Other Securities                                        1.2         92,724

      DIVERSIFIED FINANCIALS 7.8%
      --------------------------------------------------------------------------
      American Express
      Co.      868,087                                        0.6         45,748
    / The Charles Schwab
      Corp.      856,651                                      0.1          8,866
  (4) Citigroup, Inc.      3,864,055                          2.3        181,456
      JPMorgan Chase &
      Co.      2,629,773                                      1.2         93,331
      Merrill Lynch & Co.,
      Inc      688,294                                        0.5         37,120
      Morgan Stanley      823,373                             0.6         43,326
      Other Securities                                        2.5        201,136
                                                         --------    -----------
                                                              7.8        610,983
      ENERGY 8.5%
      --------------------------------------------------------------------------
      ChevronTexaco
      Corp.      1,557,321                                    1.0         80,981
      ConocoPhillips      514,909                             0.7         53,988
  (2) Exxon Mobil Corp.      4,721,923                        3.4        269,291
      Other Securities                                        3.4        261,946
                                                         --------    -----------
                                                              8.5        666,206
      FOOD & STAPLES RETAILING 2.8%
      --------------------------------------------------------------------------
@=(8) Wal-Mart Stores,
      Inc.      2,507,092                                     1.5        118,184
      Other Securities                                        1.3        102,370
                                                         --------    -----------
                                                              2.8        220,554
      FOOD BEVERAGE & TOBACCO 5.0%
      --------------------------------------------------------------------------
    @ Altria Group, Inc.      1,530,793                       1.3         99,486
      The Coca-Cola Co.      1,676,447                        0.9         72,825
      PepsiCo, Inc.      1,240,967                            0.9         69,047
      Other Securities                                        1.9        153,073
                                                         --------    -----------
                                                              5.0        394,431
      HEALTH CARE EQUIPMENT & SERVICES 5.0%
      --------------------------------------------------------------------------
      Medtronic, Inc.      895,053                            0.6         47,169
      UnitedHealth Group,
      Inc.      474,623                                       0.6         44,857
      Other Securities                                        3.8        297,112
                                                         --------    -----------
                                                              5.0        389,138
      HOTELS RESTAURANTS & LEISURE 1.5%
      --------------------------------------------------------------------------
      Other Securities                                        1.5        114,721

      HOUSEHOLD & PERSONAL PRODUCTS 2.6%
      --------------------------------------------------------------------------
      The Gillette Co.      733,546                           0.5         37,880
=(10) Procter & Gamble Co.      1,866,731                     1.3        101,083
      Other Securities                                        0.8         65,501
                                                         --------    -----------
                                                              2.6        204,464
      INSURANCE 4.1%
      --------------------------------------------------------------------------
      American International
      Group, Inc.      1,927,413                              1.2         98,009
      Other Securities                                        2.9        224,945
                                                         --------    -----------
                                                              4.1        322,954
      MATERIALS 3.1%
      --------------------------------------------------------------------------
      Other Securities                                        3.1        242,082

      MEDIA 3.9%
      --------------------------------------------------------------------------
    o Comcast Corp.,
      Class A      1,637,001                                  0.7         52,564
    o Time Warner, Inc.      3,401,045                        0.7         57,171
      Viacom, Inc.,
      Class B      1,261,757                                  0.6         43,682
      The Walt Disney
      Co.      1,515,087                                      0.5         39,998
      Other Securities                                        1.4        112,305
                                                         --------    -----------
                                                              3.9        305,720
      PHARMACEUTICALS & BIOTECHNOLOGY 8.7%
      --------------------------------------------------------------------------
      Abbott Laboratories      1,153,605                      0.7         56,711
    o Amgen, Inc.      926,976                                0.7         53,959
      Bristol-Myers Squibb
      Co.      1,445,017                                      0.5         37,571
      Eli Lilly & Co.      838,198                            0.6         49,009
  (5) Johnson & Johnson      2,200,563                        1.9        151,025
      Merck & Co., Inc.      1,634,020                        0.7         55,393
  (6) Pfizer, Inc.      5,521,031                             1.9        150,006
      Wyeth      988,721                                      0.6         44,433
      Other Securities                                        1.1         88,747
                                                         --------    -----------
                                                              8.7        686,854
      REAL ESTATE 0.6%
      --------------------------------------------------------------------------
      Other Securities                                        0.6         44,971


28 See financial notes.

SCHWAB S&P 500 INDEX FUND

                                                         % OF NET       VALUE
      SECURITY AND NUMBER OF SHARES                       ASSETS     ($ x 1,000)
      RETAILING 3.8%
      --------------------------------------------------------------------------
      Home Depot, Inc.      1,625,066                         0.7         57,479
      Other Securities                                        3.1        240,537
                                                         --------    -----------
                                                              3.8        298,016
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.0%
      --------------------------------------------------------------------------
  (9) Intel Corp.      4,608,177                              1.4        108,384
      Other Securities                                        1.6        130,216
                                                         --------    -----------
                                                              3.0        238,600
      SOFTWARE & SERVICES 5.4%
      --------------------------------------------------------------------------
 =(3) Microsoft Corp.      7,482,586                          2.4        189,309
    o Oracle Corp.      3,325,153                             0.5         38,439
      Other Securities                                        2.5        195,413
                                                         --------    -----------
                                                              5.4        423,161
      TECHNOLOGY HARDWARE & EQUIPMENT 6.3%
      --------------------------------------------------------------------------
    o Cisco Systems, Inc.      4,783,466                      1.1         82,658
    o Dell, Inc.      1,818,384                               0.8         63,334
      Hewlett-Packard
      Co.      2,142,791                                      0.6         43,863
      International Business
      Machines Corp.      1,208,120                           1.2         92,276
      Qualcomm, Inc.      1,217,843                           0.5         42,490
      Other Securities                                        2.1        174,455
                                                         --------    -----------
                                                              6.3        499,076
      TELECOMMUNICATION SERVICES 3.2%
      --------------------------------------------------------------------------
      SBC Communications,
      Inc.      2,442,820                                     0.7         58,139
      Verizon Communications,
      Inc.      2,049,861                                     0.9         73,385
      Other Securities                                        1.6        118,183
                                                         --------    -----------
                                                              3.2        249,707
      TRANSPORTATION 1.6%
      --------------------------------------------------------------------------
      United Parcel Service, Inc.,
      Class B      828,253                                    0.7         59,063
      Other Securities                                        0.9         70,766
                                                         --------    -----------
                                                              1.6        129,829
      UTILITIES 3.3%
      --------------------------------------------------------------------------
      Other Securities                                        3.3        262,789

      SECURITY
        RATE, MATURITY DATE                              % OF NET       VALUE
        FACE AMOUNT ($ x 1,000)                           ASSETS     ($ x 1,000)
      U.S. TREASURY OBLIGATIONS
      0.0% of net assets

    = U.S. Treasury Bills
        2.73%-2.76%, 06/16/05
        950                                                   0.0            947

      END OF INVESTMENTS.

      SECURITY                                        FACE AMOUNT
        RATE, MATURITY DATE                           ($ x 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      7.4% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS 1.6%
      --------------------------------------------------------------------------
      Bank of America Corp.
        2.80%, 05/02/05                                    16,073         16,073
      Canadian Imperial Bank of
      Commerce/New York
        1.72%, 05/25/05                                     6,743          6,742
      Fortis Bank NY
        2.06%, 06/08/05                                     8,678          8,676
        1.78%, 06/06/05                                     8,409          8,408
      Skandinav Enskilda Bank
        2.94%, 05/17/05                                    59,617         59,617
      Societe Generale
        2.91%, 05/16/05                                    21,791         21,783
                                                                     -----------
                                                                         121,299


                                                         See financial notes. 29

SCHWAB S&P 500 INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      SHORT-TERM INVESTMENTS 5.8%
      --------------------------------------------------------------------------
      Institutional Money Market
      Trust     429,235,810                                              429,236

      SECURITY                                        FACE AMOUNT
        RATE, MATURITY DATE                           ($ x 1,000)
      KBC Bank, TIme Deposit
        2.95%, 05/02/05                                    23,888         23,888
                                                                     -----------
                                                                         453,124

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 4/30/05. All numbers x $1,000 except number of contracts.

FUTURES CONTRACTS

                                   Number of         Contract         Unrealized
                                   Contracts           Value            Gains
S&P 500 Index e-mini, Long
Expires 06/17/05                       28              1,622              8


30 See financial notes.

SCHWAB S&P 500 INDEX FUND

Statement of
ASSETS AND LIABILITIES
As of April 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value
  (including $554,924 of securities on loan)                         $7,842,154 a
Collateral invested for securities on loan                              574,423
Receivables:
  Fund shares sold                                                        4,083
  Interest                                                                    6
  Dividends                                                               9,898
  Investments sold                                                        5,071
  Due from brokers for futures                                               22
  Income from securities on loan                                             73
Prepaid expenses                                                   +         89
                                                                   ------------
TOTAL ASSETS                                                          8,435,819

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                              574,423
Bank overdraft                                                              817
Payables:
  Fund shares redeemed                                                    5,492
  Interest expense                                                           18
  Investment adviser and administrator fees                                  72
  Transfer agent and shareholder service fees                                86
Accrued expenses                                                   +        312
                                                                   ------------
TOTAL LIABILITIES                                                       581,220

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          8,435,819
TOTAL LIABILITIES                                                  -    581,220
                                                                   ------------
NET ASSETS                                                           $7,854,599

NET ASSETS BY SOURCE
Capital received from investors                                       7,755,373
Net investment income not yet distributed                                40,330
Net realized capital losses                                            (731,603) b
Net unrealized capital gains                                            790,499 b

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                     SHARES
SHARE CLASS              NET ASSETS       /     OUTSTANDING       =         NAV
Investor Shares          $3,812,537                 213,309              $17.87
Select Shares            $3,805,309                 212,146              $17.94
e.Shares                   $236,753                  13,241              $17.88

  Unless stated, all numbers x 1,000.

a The fund paid $7,051,663 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                            $246,683
    Sales/maturities                     $803,968

  The fund's total security transactions (including transactions related to the redemption-in-kind) with other Schwab Funds(R) during the period were $473,144.

b These derive from investments and futures.

  FEDERAL TAX DATA
  -----------------------------------------------
  PORTFOLIO COST                       $7,134,258

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                $1,960,557
  Losses                             + (1,252,661)
                                     -------------
                                         $707,896
  AS OF OCTOBER 31, 2004:

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                         $94,491
  Long-term capital gains                    $ --

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:                   Loss amount
    2008                                  $26,504
    2009                                   50,224
    2010                                  400,268
    2011                                   72,381
    2012                             +     29,609
                                     -------------
                                         $578,986

  AS OF APRIL 30, 2005, THE FOLLOWING RECLASSIFICATIONS WERE MADE AS A RESULT OF THE REDEMPTION-IN-KIND WITH OTHER SCHWAB FUNDS:

  RECLASSIFICATIONS:
  Capital received from
    investors                            $232,619
  Reclassified as:
  Realized capital losses               ($232,619)


                                                         See financial notes. 31

SCHWAB S&P 500 INDEX FUND

Statement of
OPERATIONS
For November 1, 2004 through April 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                              $101,280
Interest                                                                     68
Lending of securities                                                +      396
                                                                     ----------
TOTAL INVESTMENT INCOME                                                 101,744

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                       165,296 a
Net realized gains on futures contracts                              +    1,216
                                                                     ----------
NET REALIZED GAINS                                                      166,512

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                      29,040
Net unrealized losses on futures contracts                           +      (60)
                                                                     ----------
NET UNREALIZED GAINS                                                     28,980

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 6,057 b
Transfer agent and shareholder service fees:
  Investor Shares                                                         4,896 c
  Select Shares                                                           2,099 c
  e.Shares                                                                  124 c
Trustees' fees                                                               33 d
Custodian fees                                                              107
Portfolio accounting fees                                                   559
Professional fees                                                            33
Registration fees                                                            52
Shareholder reports                                                         319
Interest expense                                                             31
Other expenses                                                       +       65
                                                                     ----------
Total expenses                                                           14,375
Expense reduction                                                    -    2,820 e
                                                                     ----------
NET EXPENSES                                                             11,555

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 101,744
NET EXPENSES                                                         -   11,555
                                                                     ----------
NET INVESTMENT INCOME                                                    90,189
NET REALIZED GAINS                                                      166,512 f
NET UNREALIZED GAINS                                                 +   28,980 f
                                                                     ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $285,681

  Unless stated, all numbers x 1,000.

a Includes gains of $232,619 from redemption-in-kind by other Schwab Funds(R).

b Calculated as a percentage of average daily net assets: 0.15% of the first
  $500 million; 0.09% of the next $4.5 billion; 0.08% of the next $5 billion; and 0.07% of the assets beyond that. These fees are paid to Charles Schwab Investments Management, Inc. (CSIM).

  Prior to February 28, 2005, these fees were calculated as a percentage of average daily net assets: 0.20% of the first $500 million and 0.17% of the assets beyond that.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, 0.05%, and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e Includes $521 from the investment adviser (CSIM) and $2,299 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through February 27, 2006, as follows:

                                % OF AVERAGE
  SHARE CLASS               DAILY NET ASSETS
  ------------------------------------------
  Investor Shares                       0.37
  Select Shares                         0.19
  e.Shares                              0.28

  These limits exclude interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $195,492.


32 See financial notes.

SCHWAB S&P 500 INDEX FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                              11/1/04-4/30/05  11/1/03-10/31/04
Net investment income                                 $90,189          $115,762
Net realized gains or losses                          166,512           (33,884)
Net unrealized gains                          +        28,980           600,470
                                              ----------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                       285,681           682,348

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                        64,372            46,375
Select Shares                                          75,732            52,459
e.Shares                                      +         4,246             3,356
                                              ----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME           $144,350          $102,190 a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                     11/1/04-4/30/05         11/1/03-10/31/04
                                   SHARES         VALUE    SHARES         VALUE
SHARES SOLD
Investor Shares                    16,399      $299,959    43,461      $748,116
Select Shares                      25,742       472,947    48,984       845,969
e.Shares                        +   1,489        27,248     3,507        60,506
                                ------------------------------------------------
TOTAL SHARES SOLD                  43,630      $800,154    95,952    $1,654,591

SHARES REINVESTED
Investor Shares                     3,214       $58,650     2,680       $44,333
Select Shares                       3,694        67,604     2,844        47,146
e.Shares                        +     188         3,430       182         3,018
                                ------------------------------------------------
TOTAL SHARES REINVESTED             7,096      $129,684     5,706       $94,497

SHARES REDEEMED
Investor Shares                   (24,880)    ($455,722)  (42,120)    ($725,021)
Select Shares                     (50,273)     (931,039)  (43,789)     (755,806) b
e.Shares                        +  (2,578)      (47,184)   (4,554)      (78,428)
                                ------------------------------------------------
TOTAL SHARES REDEEMED             (77,731)  ($1,433,945)  (90,463)  ($1,559,255) c

NET TRANSACTIONS IN
FUND SHARES                       (27,005)    ($504,107)   11,195      $189,833

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                     11/1/04-4/30/05         11/1/03-10/31/04
                                   SHARES    NET ASSETS    SHARES    NET ASSETS
Beginning of period               465,701    $8,217,375   454,506    $7,447,384
Total increase or
decrease                        + (27,005)     (362,776)   11,195       769,991
                                ------------------------------------------------
END OF PERIOD                     438,696    $7,854,599   465,701    $8,217,375 d

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 10/31/04 are:

  Ordinary income                        $102,190
  Long-term
  capital gains                              $--

b For the current period, includes redemption-in-kind by other Schwab Funds(R) as follows:

  SCHWAB MARKETTRACK PORTFOLIOS:

                            SHARES          VALUE
  All Equity Portfolio      11,054       $206,923
  Growth Portfolio           7,857       $147,092
  Balanced Portfolio         4,089        $76,546

c For shares purchased on or before 4/29/05 and held less than 180 days, the fund charges 0.75% redemption fee. For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

                           CURRENT          PRIOR
                            PERIOD         PERIOD
  Investor Shares             $111           $238
  Select Shares                144            238
  e.Shares                 +     6         +   10
                           ----------------------
  TOTAL                       $261           $486

  Dollar amounts are net of the redemption proceeds.

d Includes distributable net investment income in the amount of $40,330 and $94,491 at the end of the current period and prior period, respectively.

  Percent of fund shares owned by other Schwab Funds(R) as of the end of the current period:

  SCHWAB MARKETTRACK PORTFOLIOS
  Conservative Portfolio                     0.6%


                                                         See financial notes. 33

SCHWAB 1000 INDEX(R) FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      11/1/04-      11/1/03-     11/1/02-      11/1/01-      11/1/00-      11/1/99-
INVESTOR SHARES                                       4/30/05*      10/31/04     10/31/03      10/31/02      10/31/01      10/31/00
-----------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 32.54         30.25        25.25          29.57         39.95        37.12
Income or loss from investment operations:
  Net investment income                                 0.31          0.37         0.33           0.31          0.26         0.26
  Net realized and unrealized gains or losses           0.87          2.26         4.99          (4.36)       (10.40)        2.83
                                                      -----------------------------------------------------------------------------
 Total income or loss from investment operations        1.18          2.63         5.32          (4.05)       (10.14)        3.09
Less distributions:
  Dividends from net investment income                 (0.48)        (0.34)       (0.32)         (0.27)        (0.24)       (0.26)
                                                      -----------------------------------------------------------------------------
Net asset value at end of period                       33.24         32.54        30.25          25.25         29.57        39.95
                                                      -----------------------------------------------------------------------------
Total return (%)                                        3.59 1        8.78        21.34         (13.87)       (25.50)        8.34

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                0.50 2        0.50         0.49           0.46          0.46         0.47 3
  Gross operating expenses                              0.50 2        0.50         0.51           0.52          0.51         0.51
  Net investment income                                 1.77 2        1.15         1.27           1.04          0.78         0.63
Portfolio turnover rate                                    5 1           5            5              9             8            9
Net assets, end of period ($ x 1,000,000)              4,220         4,258        3,974          3,223         3,852        5,083

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.46% if certain non-routine expenses (proxy fees) had not been included.


34 See financial notes.

SCHWAB 1000 INDEX FUND

                                                      11/1/04-      11/1/03-     11/1/02-      11/1/01-      11/1/00-      11/1/99-
SELECT SHARES                                         4/30/05*      10/31/04     10/31/03      10/31/02      10/31/01      10/31/00
-----------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 32.56         30.27        25.26          29.58         39.98        37.16
                                                      -----------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                 0.32          0.42         0.37           0.35          0.31         0.29
  Net realized and unrealized gains or losses           0.88          2.25         4.99          (4.36)       (10.41)        2.84
                                                      -----------------------------------------------------------------------------
  Total income or loss from investment operations       1.20          2.67         5.36          (4.01)       (10.10)        3.13
Less distributions:
  Dividends from net investment income                 (0.52)        (0.38)       (0.35)         (0.31)        (0.30)       (0.31)
                                                      -----------------------------------------------------------------------------
Net asset value at end of period                       33.24         32.56        30.27          25.26         29.58        39.98
                                                      -----------------------------------------------------------------------------
Total return (%)                                        3.66 1        8.90        21.52         (13.77)       (25.40)        8.46

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                0.35 2        0.35         0.35           0.35          0.35         0.36 3
  Gross operating expenses                              0.35 2        0.35         0.36           0.37          0.36         0.36
  Net investment income                                 1.92 2        1.30         1.41           1.15          0.89         0.74
Portfolio turnover rate                                    5 1           5            5              9             8            9
Net assets, end of period ($ x 1,000,000)              2,134         2,138        1,996          1,588         1,911        2,159

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.35% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 35

SCHWAB 1000 INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS as of April 30, 2005, unaudited

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holding exceeding 1% of the fund's net assets. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the end of the report period, free of charge, by calling Schwab Funds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov. In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten. For the characteristics of the securities included under "Other Securities" and for securities valued at fair value, please refer to the complete schedule of portfolio holdings.

(1) Top ten holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 @  All or a portion of this security is on loan

                                                      COST               VALUE
HOLDINGS BY CATEGORY                                ($x1,000)          ($x1,000)
--------------------------------------------------------------------------------
  99.8%     COMMON STOCK                          3,715,874           6,343,631

   0.0%     U.S. TREASURY
            OBLIGATION                                  199                 199
--------------------------------------------------------------------------------
  99.8%     TOTAL INVESTMENTS                     3,716,073           6,343,830

  13.8%     COLLATERAL INVESTED FOR
            SECURITIES ON LOAN                      879,442             879,442

(13.6)%     OTHER ASSETS AND
            LIABILITIES, NET                                           (868,736)
--------------------------------------------------------------------------------
 100.0%     TOTAL NET ASSETS                                          6,354,536

                                                     % OF NET           VALUE
      SECURITY AND NUMBER OF SHARES                   ASSETS         ($ x 1,000)
      COMMON STOCK 99.8% of net assets

      AUTOMOBILES & COMPONENTS 0.6%
      --------------------------------------------------------------------------
      Other Securities                                   0.6              35,398

      BANKS 7.4%
      --------------------------------------------------------------------------
  (8) Bank of America
      Corp.   2,018,767                                  1.4              90,925
      Fannie Mae   480,010                               0.4              25,897
      U.S. Bancorp   932,065                             0.4              26,005
      Wachovia Corp.   796,843                           0.7              40,782
      Wells Fargo & Co.   837,567                        0.8              50,204
      Other Securities                                   3.7             237,811
                                                        ----            --------
                                                         7.4             471,624
      CAPITAL GOODS 7.7%
      --------------------------------------------------------------------------
      3M Co.   388,920                                   0.5              29,741
 =(1) General Electric
      Co.   5,236,534                                    3.0             189,563
      United Technologies
      Corp.   253,741                                    0.4              25,811
      Other Securities                                   3.8             245,405
                                                        ----            --------
                                                         7.7             490,520
      COMMERCIAL SERVICES & SUPPLIES 1.2%
      --------------------------------------------------------------------------
      Other Securities                                   1.2              79,333


36 See financial notes.

SCHWAB 1000 INDEX FUND

                                                    % OF NET            VALUE
       SECURITY AND NUMBER OF SHARES                 ASSETS          ($ x 1,000)
       CONSUMER DURABLES & APPAREL 1.6%
       -------------------------------------------------------------------------
       Other Securities                                  1.6              99,996

       DIVERSIFIED FINANCIALS 7.1%
       -------------------------------------------------------------------------
       American Express Co.   629,888                    0.5              33,195
     / The Charles Schwab
       Corp.   684,290                                   0.1               7,082
   (4) Citigroup, Inc.   2,566,700                       1.9             120,532
       JPMorgan Chase &
       Co.   1,767,831                                   1.0              62,740
       Morgan Stanley   544,723                          0.5              28,663
       Other Securities                                  3.1             196,072
                                                    --------         -----------
                                                         7.1             448,284
       ENERGY 8.1%
       -------------------------------------------------------------------------
       ChevronTexaco
       Corp.   1,056,404                                 0.9              54,933
       ConocoPhillips   340,941                          0.6              35,748
   (2) Exxon Mobil Corp.   3,243,577                     2.9             184,981
       Other Securities                                  3.7             239,313
                                                    --------         -----------
                                                         8.1             514,975
       FOOD & STAPLES RETAILING 2.8%
       -------------------------------------------------------------------------
 @=(7) Wal-Mart Stores, Inc.   2,118,992                 1.6              99,889
       Other Securities                                  1.2              75,203
                                                    --------         -----------
                                                         2.8             175,092
       FOOD BEVERAGE & TOBACCO 5.1%
       -------------------------------------------------------------------------
       Altria Group, Inc.   1,018,286                    1.0              66,178
       The Coca-Cola Co.   1,212,703                     0.8              52,680
     @ PepsiCo, Inc.   840,708                           0.7              46,777
       Other Securities                                  2.6             161,336
                                                    --------         -----------
                                                         5.1             326,971

       HEALTH CARE EQUIPMENT & SERVICES 5.0%
       -------------------------------------------------------------------------
     @ Medtronic, Inc.   600,208                         0.5              31,631
       UnitedHealth Group,
       Inc.   329,884                                    0.5              31,177
       Other Securities                                  4.0             257,036
                                                    --------         -----------
                                                         5.0             319,844
       HOTELS RESTAURANTS & LEISURE 1.8%
       -------------------------------------------------------------------------
       Other Securities                                  1.8             117,826

       HOUSEHOLD & PERSONAL PRODUCTS 2.3%
       -------------------------------------------------------------------------
       The Gillette Co.   497,368                        0.4              25,684
@=(10) Procter & Gamble Co.   1,261,677                  1.1              68,320
       Other Securities                                  0.8              53,024
                                                    --------         -----------
                                                         2.3             147,028
       INSURANCE 5.0%
       -------------------------------------------------------------------------
     @ American International
       Group, Inc.   1,293,039                           1.0              65,751
    @o Berkshire Hathaway, Inc.,
       Class A   766                                     1.0              64,612
       Other Securities                                  3.0             186,886
                                                    --------         -----------
                                                         5.0             317,249
       MATERIALS 3.2%
       -------------------------------------------------------------------------
       Other Securities                                  3.2             202,057

       MEDIA 4.5%
       -------------------------------------------------------------------------
     o Comcast Corp.,
       Class A    1,116,839                              0.6              35,862
     o Time Warner, Inc.   2,182,803                     0.6              36,693
       Viacom, Inc.,
       Class B   863,011                                 0.5              29,877
     @ The Walt Disney Co.   1,017,789                   0.4              26,870
       Other Securities                                  2.4             156,316
                                                    --------         -----------
                                                         4.5             285,618
       PHARMACEUTICALS & BIOTECHNOLOGY 8.3%
       -------------------------------------------------------------------------
       Abbott Laboratories   775,607                     0.6              38,129
     o Amgen, Inc.   627,877                             0.6              36,549
       Eli Lilly & Co.   561,093                         0.5              32,807
     o Genentech, Inc.   521,413                         0.6              36,989
   (6) Johnson & Johnson   1,472,005                     1.6             101,024
       Merck & Co., Inc.   1,100,350                     0.6              37,302
   (5) Pfizer, Inc.   3,747,619                          1.6             101,823
       Wyeth   661,966                                   0.5              29,749
       Other Securities                                  1.7             113,058
                                                    --------         -----------
                                                         8.3             527,430
       REAL ESTATE 1.7%
       -------------------------------------------------------------------------
       Other Securities                                  1.7             107,295


                                                         See financial notes. 37

SCHWAB 1000 INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS continued

                                                    % OF NET            VALUE
      SECURITY AND NUMBER OF SHARES                  ASSETS          ($ x 1,000)
      RETAILING 4.1%
      --------------------------------------------------------------------------
      Home Depot, Inc.   1,103,186                       0.6              39,020
      Other Securities                                   3.5             220,455
                                                    --------         -----------
                                                         4.1             259,475
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.7%
      --------------------------------------------------------------------------
 @(9) Intel Corp.   3,183,893                            1.2              74,885
      Other Securities                                   1.5              98,544
                                                    --------         -----------
                                                         2.7             173,429
      SOFTWARE & SERVICES 5.8%
      --------------------------------------------------------------------------
   @o Google, Inc., Class A   135,818                    0.5              29,880
 =(3) Microsoft Corp.   5,391,907                        2.2             136,415
    o Oracle Corp.   2,566,349                           0.5              29,667
      Other Securities                                   2.6             169,937
                                                    --------         -----------
                                                         5.8             365,899
      TECHNOLOGY HARDWARE & EQUIPMENT 5.9%
      --------------------------------------------------------------------------
    o Cisco Systems, Inc.   3,353,418                    0.9              57,947
    o Dell, Inc.   1,252,123                             0.7              43,611
    @ Hewlett-Packard
      Co.   1,514,972                                    0.5              31,012
      International Business
      Machines Corp.   853,837                           1.0              65,216
      Qualcomm, Inc.   807,883                           0.5              28,187
      Other Securities                                   2.3             150,235
                                                    --------         -----------
                                                         5.9             376,208
      TELECOMMUNICATION SERVICES 2.9%
      --------------------------------------------------------------------------
      SBC Communications,
      Inc.   1,642,577                                   0.6              39,093
      Verizon Communications,
      Inc.   1,374,051                                   0.8              49,191
      Other Securities                                   1.5              95,712
                                                    --------         -----------
                                                         2.9             183,996
      TRANSPORTATION 1.6%
      --------------------------------------------------------------------------
      United Parcel Service, Inc.,
      Class B   558,944                                  0.6              39,858
      Other Securities                                   1.0              60,765
                                                    --------         -----------
                                                         1.6             100,623
      UTILITIES 3.4%
      --------------------------------------------------------------------------
      Other Securities                                   3.4             217,461

      SECURITY
         RATE, MATURITY DATE                        % OF NET            VALUE
         FACE AMOUNT ($ x 1,000)                     ASSETS          ($ x 1,000)
      U.S. TREASURY OBLIGATION
      0.0% of net assets

    = U.S. Treasury Bill
         2.73%, 06/16/05
         200                                             0.0                 199

      END OF INVESTMENTS.

      SECURITY                                   FACE AMOUNT
         RATE, MATURITY DATE                     ($ x 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      13.8% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS 3.8%
      --------------------------------------------------------------------------
      Bank of America Corp.
         2.80%, 05/02/05                              41,040              41,040
      Canadian Imperial Bank of
      Commerce/New York
         1.72%, 05/25/05                              63,250              63,237
      Fortis Bank NY
         2.06%, 06/08/05                              28,737              28,732
         1.78%, 06/06/05                              28,549              28,546
      Skandinav Enskilda Bank
         2.94%, 05/17/05                              69,821              69,821
      Societe Generale
         2.91%, 05/16/05                              15,291              15,286
                                                                     -----------
                                                                         246,662


38 See financial notes.

SCHWAB 1000 INDEX FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      SHORT-TERM INVESTMENTS 10.0%
      --------------------------------------------------------------------------
      Institutional Money Market
      Trust   594,753,185                                                594,753

      SECURITY                                   FACE AMOUNT
         RATE, MATURITY DATE                     ($ x 1,000)

      KBC Bank, Time Deposit
         2.95%, 05/02/05                              38,027              38,027
                                                                     -----------
                                                                         632,780

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 4/30/05. All numbers x $1,000 except number of contracts.

FUTURES CONTRACTS

                                            Number of     Contract    Unrealized
                                            Contracts      Value        Gains
S&P 500 Index e-mini, Long
Expires 06/17/05                            50            2,896       8


                                                         See financial notes. 39

SCHWAB 1000 INDEX FUND

Statement of
ASSETS AND LIABILITIES
As of April 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------------
Investments, at value
  (including $852,993 of securities on loan)                       $6,343,830 a
Collateral invested for securities on loan                            879,442
Receivables:
  Fund shares sold                                                      3,034
  Interest                                                                  1
  Dividends                                                             7,116
  Investments sold                                                      8,364
  Due from brokers for futures                                              8
  Income from securities on loan                                          102
Prepaid expenses                                                 +         93
                                                                 -------------
TOTAL ASSETS                                                        7,241,990

LIABILITIES
------------------------------------------------------------------------------
Collateral invested for securities on loan                            879,442
Bank overdraft                                                          3,936
Payables:
  Fund shares redeemed                                                  3,572
  Interest expense                                                         21
  Investment adviser and administrator fees                               115
  Transfer agent and shareholder service fees                             103
Accrued expenses                                                 +        265
                                                                 -------------
TOTAL LIABILITIES                                                     887,454

NET ASSETS
------------------------------------------------------------------------------
TOTAL ASSETS                                                        7,241,990
TOTAL LIABILITIES                                                -    887,454
                                                                 -------------
NET ASSETS                                                         $6,354,536

NET ASSETS BY SOURCE
Capital received from investors                                     4,251,409
Net investment income not yet distributed                              25,594
Net realized capital losses                                          (550,232) b
Net unrealized capital gains                                        2,627,765 b

NET ASSET VALUE (NAV) BY SHARE CLASS
                                               SHARES
SHARE CLASS           NET ASSETS    /     OUTSTANDING         =           NAV
Investor Shares       $4,220,082              126,972                  $33.24
Select Shares         $2,134,454               64,215                  $33.24

  Unless stated, all numbers x 1,000.

a The fund paid $3,716,073 for these securities.

  Includes securities valued at fair value worth $0 or 0.0% of the funds total net assets.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases              $344,993
    Sales/maturities       $551,984

  The fund's total security transactions with other Schwab Funds(R) during the period were $132,041.

b These derive from investments and futures.

FEDERAL TAX DATA
----------------------------------------------
PORTFOLIO COST                     $3,722,039

NET UNREALIZED GAINS AND LOSSES:
Gains                              $2,965,325
Losses                            +  (343,534)
                                  ------------
                                   $2,621,791

AS OF OCTOBER 31, 2004:

NET UNDISTRIBUTED EARNINGS:
Ordinary income                       $61,505
Long-term capital gains                   $--

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                 Loss amount
  2005                                 $2,606
  2006                                    650
  2007                                 11,853
  2009                                 97,811
  2010                                250,410
  2011                                164,037
  2012                            +    12,131
                                  ------------
                                     $539,498


40 See financial notes.

SCHWAB 1000 INDEX FUND

Statement of
OPERATIONS
For November 1, 2004 through April 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Dividends                                                             $74,024 a
Interest                                                                   17
Lending of securities                                             +       527
                                                                  ------------
TOTAL INVESTMENT INCOME                                                74,568

NET REALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net realized gains on investments                                       8,645
Net realized gains on futures contracts                           +       330
                                                                  ------------
NET REALIZED GAINS                                                      8,975

NET UNREALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net unrealized gains on investments                                   167,325
Net unrealized losses on futures contracts                        +       (79)
                                                                  ------------
NET UNREALIZED GAINS                                                  167,246

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                               7,347 a
Transfer agent and shareholder service fees:
  Investor Shares                                                       5,448 b
  Select Shares                                                         1,094 b
Trustees' fees                                                             23 c
Custodian fees                                                            102
Portfolio accounting fees                                                 434
Professional fees                                                          22
Registration fees                                                          31
Shareholder reports                                                       269
Interest expense                                                           30
Other expenses                                                    +        47
                                                                  ------------
Total expenses                                                         14,847 d

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                74,568
NET EXPENSES                                                      -    14,847
                                                                  ------------
NET INVESTMENT INCOME                                                  59,721
NET REALIZED GAINS                                                      8,975 e
NET UNREALIZED GAINS                                              +   167,246 e
                                                                  ------------
INCREASE IN NET ASSETS FROM OPERATIONS                               $235,942

  Unless stated, all numbers x 1,000.

a Net of $7 foreign withholding tax. Calculated as a percentage of average daily net assets: 0.30% of the first $500 million; 0.22% of the next $4.5 billion; 0.20% of the next $5 billion; and 0.18% of the assets beyond that. These fees are paid to Charles Schwab Investments Management, Inc. (CSIM).

  Prior to February 28, 2005, these fees were calculated as a percentage of average daily net assets: 0.30% of the first $500 million and 0.22% of the assets beyond that.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d CSIM and Schwab have guaranteed that the annual operating expenses (excluding interest, taxes and certain non-routine expenses) through February 27, 2006, will not exceed the fund's average daily net assets as follows:

                                % OF AVERAGE
  SHARE CLASS               DAILY NET ASSETS
  ------------------------------------------
  Investor Shares                       0.51
  Select Shares                         0.36

  These limits exclude interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $176,221.


                                                         See financial notes. 41

SCHWAB 1000 INDEX FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
------------------------------------------------------------------------------
                                            11/1/04-4/30/05  11/1/03-10/31/04
Net investment income                               $59,721           $76,032
Net realized gains or losses                          8,975           (10,801)
Net unrealized gains                        +       167,246           458,477
                                            ----------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                     235,942           523,708

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                      61,678            45,314
Select Shares                               +        33,954            25,058
                                            ----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME          $95,632           $70,372 a


TRANSACTIONS IN FUND SHARES
------------------------------------------------------------------------------
                              11/1/04-4/30/05            11/1/03-10/31/04
                           SHARES         VALUE        SHARES         VALUE
SHARES SOLD
Investor Shares               6,788      $230,273      19,479        $619,405
Select Shares            +    4,522       153,348       9,808         311,874
                         -----------------------------------------------------
TOTAL SHARES SOLD            11,310      $383,621      29,287        $931,279

SHARES REINVESTED
Investor Shares               1,674       $56,670       1,365         $41,809
Select Shares            +      840        28,418         698          21,363
                         -----------------------------------------------------
TOTAL SHARES REINVESTED       2,514       $85,088       2,063         $63,172

SHARES REDEEMED
Investor Shares             (12,345)    ($419,057)    (21,346)      ($679,008)
Select Shares            +   (6,794)     (230,677)    (10,792)       (343,161)
                         -----------------------------------------------------
TOTAL SHARES REDEEMED       (19,139)    ($649,734)    (32,138)    ($1,022,169) b

NET TRANSACTIONS
IN FUND SHARES               (5,315)    ($181,025)       (788)       ($27,718)


SHARES OUTSTANDING AND NET ASSETS
------------------------------------------------------------------------------
                               11/1/04-4/30/05           11/1/03-10/31/04
                           SHARES      NET ASSETS     SHARES       NET ASSETS
Beginning of period         196,502    $6,395,251     197,290      $5,969,633
Total increase or
decrease                 +   (5,315)      (40,715)       (788)        425,618
                         -----------------------------------------------------
END OF PERIOD               191,187    $6,354,536     196,502      $6,395,251 c

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 10/31/04 are:

  Ordinary income           $70,372
  Long-term capital gains       $--

b For shares purchased on or before 4/29/05 and held less than 180 days, the fund charges 0.75% redemption fee. For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

  CURRENT PERIOD:
  Investor Shares               $93
  Select Shares             +    36
                            -------
  TOTAL                        $129

  PRIOR PERIOD:
  Investor Shares              $218
  Select Shares             +    83
                            -------
  TOTAL                        $301

  Dollar amounts are net of the redemption proceeds.

c Includes distributable net investment income in the amount of $25,594 and $61,505 at the end of the current period and prior period, respectively.


42 See financial notes.

SCHWAB SMALL-CAP INDEX FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS


                                                              11/1/04-    11/1/03-    11/1/02-    11/1/01-    11/1/00-    11/1/99-
INVESTOR SHARES                                               4/30/05*    10/31/04    10/31/03    10/31/02    10/31/01    10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                          19.92        18.22       13.27       15.98       21.06       17.41
                                                              ----------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                          0.04         0.13        0.11        0.13        0.07        0.07
  Net realized and unrealized gains or losses                    0.09         1.68        4.98       (2.17)      (2.76)       3.62
                                                              ----------------------------------------------------------------------
  Total income or loss from investment operations                0.13         1.81        5.09       (2.04)      (2.69)       3.69
Less distributions:
  Dividends from net investment income                          (0.13)       (0.11)      (0.14)      (0.09)      (0.08)      (0.04)
  Distributions from net realized gains                            --           --          --       (0.58)      (2.31)         --
                                                              ----------------------------------------------------------------------
  Total distributions                                           (0.13)       (0.11)      (0.14)      (0.67)      (2.39)      (0.04)
                                                              ----------------------------------------------------------------------
Net asset value at end of period                                19.92        19.92       18.22       13.27       15.98       21.06
                                                              ----------------------------------------------------------------------
Total return (%)                                                 0.59 1       9.98       38.72      (13.66)     (13.66)      21.22

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                         0.58 2       0.59        0.56        0.49        0.49        0.50 3
  Gross operating expenses                                       0.58 2       0.59        0.60        0.60        0.61        0.66
  Net investment income                                          0.32 2       0.66        0.74        0.77        0.49        0.44
Portfolio turnover rate                                            38 1         39          34          44          49          54
Net assets, end of period ($ x 1,000,000)                         808          869         886         722         804         803

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.49% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 43

SCHWAB SMALL-CAP INDEX FUND

FINANCIAL HIGHLIGHTS

                                                     11/1/04-     11/1/03-    11/1/02-     11/1/01-     11/1/00-     11/1/99-
SELECT SHARES                                        4/30/05*     10/31/04    10/31/03     10/31/02     10/31/01     10/31/00
------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 19.96         18.25       13.28        16.00        21.09       17.44
                                                     -------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                 0.05          0.17        0.14         0.14         0.11        0.11
  Net realized and unrealized gains or losses           0.09          1.68        4.99        (2.18)       (2.78)       3.61
                                                     -------------------------------------------------------------------------
  Total income or loss from investment operations       0.14          1.85        5.13        (2.04)       (2.67)       3.72
Less distributions:
  Dividends from net investment income                 (0.16)        (0.14)      (0.16)       (0.10)       (0.11)      (0.07)
  Distributions from net realized gains                   --            --          --        (0.58)       (2.31)         --
                                                     -------------------------------------------------------------------------
  Total distributions                                  (0.16)        (0.14)      (0.16)       (0.68)       (2.42)      (0.07)
                                                     -------------------------------------------------------------------------
Net asset value at end of period                       19.94         19.96       18.25        13.28        16.00       21.09
                                                     -------------------------------------------------------------------------
Total return (%)                                        0.65 1       10.16       39.02       (13.62)      (13.56)      21.37

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                0.42 2        0.42        0.41         0.38         0.38        0.39 3
  Gross operating expenses                              0.43 2        0.44        0.45         0.45         0.46        0.51
  Net investment income                                 0.48 2        0.82        0.89         0.88         0.60        0.55
Portfolio turnover rate                                   38 1          39          34           44           49          54
Net assets, end of period ($ x 1,000,000)                737           761         759          638          727         757

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.38% if certain non-routine expenses (proxy fees) had not been included.


44 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS as of April 30, 2005, unaudited

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holding exceeding 1% of the fund's net assets. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the end of the report period, free of charge, by calling SchwabFunds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov. In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten. For the characteristics of the securities included under "Other Securities", please refer to the complete schedule of portfolio holdings.


(1) Top ten holding

 o  Non-income producing security

 @  All or a portion of this security is on loan

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
  99.7%   COMMON STOCK                                  1,348,798     1,541,440

   0.2%   SHORT-TERM
          INVESTMENT                                        3,343         3,343
--------------------------------------------------------------------------------
  99.9%   TOTAL INVESTMENTS                             1,352,141     1,544,783

  10.2%   COLLATERAL INVESTED FOR
          SECURITIES ON LOAN                              156,507       156,507

(10.1)%   OTHER ASSETS AND
          LIABILITIES, NET                                             (155,655)
--------------------------------------------------------------------------------
 100.0%   TOTAL NET ASSETS                                            1,545,635

                                                         % OF NET         VALUE
       SECURITY AND NUMBER OF SHARES                       ASSETS    ($ x 1,000)
       COMMON STOCK 99.7% of net assets

       AUTOMOBILES & COMPONENTS 0.9%
       -------------------------------------------------------------------------
       Other Securities                                       0.9        13,937

       BANKS 9.0%
       -------------------------------------------------------------------------
   (8) Downey Financial Corp. 46,321                          0.2         2,998
    @o Silicon Valley
       Bancshares 59,036                                      0.2         2,798
       Westamerica Bancorp. 52,530                            0.2         2,623
       Other Securities                                       8.4       130,371
                                                         --------    -----------
                                                              9.0       138,790
       CAPITAL GOODS 8.0%
       -------------------------------------------------------------------------
       GATX Corp. 81,695                                      0.2         2,673
       Kennametal, Inc. 60,398                                0.2         2,736
@o(10) USG Corp. 71,243                                       0.2         2,991
       York International Corp. 68,604                        0.2         2,684
       Other Securities                                       7.2       113,198
                                                         --------    -----------
                                                              8.0       124,282
       COMMERCIAL SERVICES & SUPPLIES 4.0%
       -------------------------------------------------------------------------
     o Waste Connections, Inc. 80,889                         0.2         2,849
       Other Securities                                       3.8        58,680
                                                         --------    -----------
                                                              4.0        61,529
       CONSUMER DURABLES & APPAREL 3.5%
       -------------------------------------------------------------------------
       Other Securities                                       3.5        53,496

       DIVERSIFIED FINANCIALS 1.6%
       -------------------------------------------------------------------------
       Other Securities                                       1.6        25,117

       ENERGY 5.9%
       -------------------------------------------------------------------------
       OMI Corp. 150,999                                      0.2         2,747
   (4) Vintage Petroleum, Inc. 108,000                        0.2         3,120
       Other Securities                                       5.5        84,747
                                                         -------     -----------
                                                              5.9        90,614
       FOOD & STAPLES RETAILING 0.9%
       -------------------------------------------------------------------------
     o NeighborCare, Inc. 96,700                              0.2         2,777
       Other Securities                                       0.7        11,019
                                                         --------    -----------
                                                              0.9        13,796


                                                         See financial notes. 45

SCHWAB SMALL-CAP INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS continued

                                                        % OF NET        VALUE
       SECURITY AND NUMBER OF SHARES                      ASSETS     ($ x 1,000)
       FOOD BEVERAGE & TOBACCO 1.3%
       -------------------------------------------------------------------------
       Other Securities                                      1.3          19,829

       HEALTH CARE EQUIPMENT & SERVICES 8.1%
       -------------------------------------------------------------------------
  o(1) Accredo Health, Inc. 80,954                           0.2           3,667
 @o(2) Cerner Corp. 58,675                                   0.2           3,407
     o LifePoint Hospitals, Inc. 63,211                      0.2           2,810
     o Pediatrix Medical Group,
       Inc. 39,726                                           0.2           2,705
     o Sierra Health Services,
       Inc. 43,728                                           0.2           2,829
     o Steris Corp. 112,792                                  0.2           2,671
  o(3) VCA Antech, Inc. 135,670                              0.2           3,158
       Other Securities                                      6.7         103,549
                                                        --------     -----------
                                                             8.1         124,796
       HOTELS RESTAURANTS & LEISURE 3.3%
       -------------------------------------------------------------------------
     o Gaylord Entertainment
       Co. 65,434                                            0.2           2,617
       Other Securities                                      3.1          48,362
                                                        --------     -----------
                                                             3.3          50,979
       HOUSEHOLD & PERSONAL PRODUCTS 0.8%
       -------------------------------------------------------------------------
       Other Securities                                      0.8          13,063

       INSURANCE 3.3%
       -------------------------------------------------------------------------
     o Philadelphia Consolidated
       Holding Co. 36,819                                    0.2           2,761
       Other Securities                                      3.1          48,371
                                                        --------     -----------
                                                             3.3          51,132
       MATERIALS 5.4%
       -------------------------------------------------------------------------
       Albemarle Corp. 76,019                                0.2           2,783
       Aptargroup, Inc. 60,297                               0.2           2,908
     @ Crompton Corp. 189,808                                0.2           2,667
     o FMC Corp. 58,253                                      0.2           2,854
       Great Lakes Chemical
       Corp. 84,121                                          0.2           2,611
       Other Securities                                      4.4          69,703
                                                        --------     -----------
                                                             5.4          83,526
       MEDIA 3.0%
       -------------------------------------------------------------------------
     o Entercom Communications
       Corp. 81,209                                          0.2           2,617
       The Reader's Digest Association,
       Inc., Class A 164,071                                 0.2           2,789
  o(6) Valassis Communications, Inc. 85,762                  0.2           3,023
       Other Securities                                      2.4          37,653
                                                        --------     -----------
                                                             3.0          46,082
       PHARMACEUTICALS & BIOTECHNOLOGY 4.2%
       -------------------------------------------------------------------------
     o Kos Pharmaceuticals, Inc. 61,130                      0.2           2,945
     o Protein Design Labs, Inc. 155,921                     0.2           2,788
     o Techne Corp. 68,072                                   0.2           2,844
       Other Securities                                      3.6          57,097
                                                        --------     -----------
                                                             4.2          65,674
       REAL ESTATE 7.2%
       -------------------------------------------------------------------------
       American Financial Realty
       Trust 182,692                                         0.2           2,801
       Essex Property Trust,
       Inc. 37,995                                           0.2           2,886
     @ Health Care Real Estate
       Investment Trust, Inc. 77,307                         0.2           2,590
       Healthcare Realty Trust,
       Inc. 69,452                                           0.2           2,681
       Other Securities                                      6.4         100,752
                                                        --------     -----------
                                                             7.2         111,710
       RETAILING 5.8%
       -------------------------------------------------------------------------
     o Aeropostale, Inc. 92,391                              0.2           2,580
     o AnnTaylor Stores
       Corp. 111,846                                         0.2           2,739
  @(5) Bebe Stores 94,894                                    0.2           3,067
     @ Blockbuster, Inc.,
       Class A 299,923                                       0.2           2,969
       Other Securities                                      5.0          78,685
                                                        --------     -----------
                                                             5.8          90,040
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.6%
       -------------------------------------------------------------------------
    @o Cree, Inc. 121,396                                    0.2           2,937
       Other Securities                                      3.4          52,203
                                                        --------     -----------
                                                             3.6          55,140
       SOFTWARE & SERVICES 8.0%
       -------------------------------------------------------------------------
     o The BISYS Group,
       Inc. 198,933                                          0.2           2,809


46 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

                                                        % OF NET        VALUE
       SECURITY AND NUMBER OF SHARES                      ASSETS     ($ x 1,000)
  o(9) CACI International, Inc.,
       Class A 48,231                                        0.2           2,996
     o SRA International, Inc.,
       Class A 42,730                                        0.2           2,792
  o(7) Sybase, Inc. 158,962                                  0.2           3,009
    @o Take-Two Interactive
       Software, Inc. 111,542                                0.2           2,625
       Other Securities                                      7.0         108,783
                                                        --------     -----------
                                                             8.0         123,014
       TECHNOLOGY HARDWARE & EQUIPMENT 5.3%
       -------------------------------------------------------------------------
       Adtran, Inc. 131,924                                  0.2           2,735
       Other Securities                                      5.1          79,578
                                                        --------     -----------
                                                             5.3          82,313
       TELECOMMUNICATION SERVICES 1.2%
       -------------------------------------------------------------------------
       Other Securities                                      1.2          18,122

       TRANSPORTATION 2.4%
       -------------------------------------------------------------------------
    @o AMR Corp. 266,155                                     0.2           2,787
       Other Securities                                      2.2          34,420
                                                        --------     -----------
                                                             2.4          37,207
       UTILITIES 3.0%
       -------------------------------------------------------------------------
       Nicor, Inc. 72,983                                    0.2           2,698
     @ Piedmont Natural
       Gas Co. 125,183                                       0.2           2,873
       PNM Resources, Inc. 100,043                           0.2           2,766
       Other Securities                                      2.4          38,915
                                                        --------     -----------
                                                             3.0          47,252

       SECURITY
         RATE, MATURITY DATE                              % OF NET        VALUE
         FACE AMOUNT ($ x 1,000)                           ASSETS     ($ x 1,000)
       SHORT-TERM INVESTMENT
       0.2% of net assets

       Bank of America,
       London Time Deposit
         2.36%, 05/02/05
         3,343                                                 0.2         3,343

END OF INVESTMENTS.

       SECURITY AND NUMBER OF SHARES
       COLLATERAL INVESTED FOR SECURITIES ON LOAN
       10.2% of net assets

       SHORT-TERM INVESTMENT 10.2%
       -------------------------------------------------------------------------
       Securities Lending Investments
       Fund 156,507,365                                                  156,507

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.


                                                         See financial notes. 47

SCHWAB SMALL-CAP INDEX FUND

Statement of
ASSETS AND LIABILITIES
As of April 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------------
Investments, at value
  (including $144,683 of securities on loan)                       $1,544,783 a
Collateral invested for securities on loan                            156,507
Receivables:
  Fund shares sold                                                        619
  Dividends                                                               950
  Income from securities on loan                                          138
Prepaid expenses                                                +          28
                                                                --------------
TOTAL ASSETS                                                        1,703,025

LIABILITIES
------------------------------------------------------------------------------
Collateral invested for securities on loan                            156,507
Payables:
  Fund shares redeemed                                                    679
  Interest expense                                                          1
  Investment adviser and administrator fees                                37
  Transfer agent and shareholder service fees                              21
Accrued expenses                                                +         145
                                                                --------------
TOTAL LIABILITIES                                                     157,390

NET ASSETS
------------------------------------------------------------------------------
TOTAL ASSETS                                                        1,703,025
TOTAL LIABILITIES                                               -     157,390
                                                                --------------
NET ASSETS                                                         $1,545,635

NET ASSETS BY SOURCE
Capital received from investors                                     1,362,796
Net investment income not yet distributed                                 949
Net realized capital losses                                           (10,752) b
Net unrealized capital gains                                          192,642 b

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                   SHARES
SHARE CLASS            NET ASSETS      /      OUTSTANDING      =          NAV
Investor Shares          $808,166                  40,580              $19.92
Select Shares            $737,469                  36,979              $19.94

  Unless stated, all numbers x 1,000.

a The fund paid $1,352,141 for these securities.

  Includes securities valued at fair value worth $0 or 0.0% of the fund's total net assets.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                      $642,324
    Sales/maturities               $741,742

  The fund's total security transactions with other Schwab Funds(R) during the period were $127,782.

b These derive from investments and futures.

  FEDERAL TAX DATA
  --------------------------------------------
  PORTFOLIO COST                   $1,353,329

  NET UNREALIZED GAINS AND LOSSES:
  Gains                              $327,436
  Losses                         +   (135,982)
                                 -------------
                                     $191,454

  AS OF OCTOBER 31, 2004:

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                      $9,047
  Long-term capital gains                 $--

  CAPITAL LOSSES UTILIZED            $214,814

  UNUSED CAPITAL LOSSES:

  Expires 10/31 of:               Loss amount
    2011                              $69,356


48 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

Statement of
OPERATIONS
For November 1, 2004 through April 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Dividends                                                              $7,105 a
Interest                                                                   15
Lending of securities                                              +      494
                                                                   -----------
TOTAL INVESTMENT INCOME                                                 7,614

NET REALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net realized gains on investments                                      61,469
Net realized losses on futures contracts                           +     (170)
                                                                   -----------
NET REALIZED GAINS                                                     61,299

NET UNREALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net unrealized losses on investments                                  (48,150)
Net unrealized losses on futures contracts                         +      (35)
                                                                   -----------
NET UNREALIZED LOSSES                                                 (48,185)

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                               2,473 b
Transfer agent and shareholder service fees:
   Investor Shares                                                      1,112 c
   Select Shares                                                          395 c
Trustees' fees                                                              9 d
Custodian fees                                                             91
Portfolio accounting fees                                                 117
Professional fees                                                          20
Registration fees                                                          15
Shareholder reports                                                        64
Interest expense                                                            6
Other expenses                                                     +       16
                                                                   -----------
Total expenses                                                          4,318
Expense reduction                                                  -       57 e
                                                                   -----------
NET EXPENSES                                                            4,261

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 7,614
NET EXPENSES                                                       -    4,261
                                                                   -----------
NET INVESTMENT INCOME                                                   3,353
NET REALIZED GAINS                                                     61,299 f
NET UNREALIZED LOSSES                                              +  (48,185) f
                                                                   -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                $16,467

  Unless stated, all numbers x 1,000.

a Net of $2 foreign withholding tax.

b Calculated as a percentage of average daily net assets: 0.33% of the first
  $500 million and 0.28% of the assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e This reduction was made by the transfer agent and shareholder service agent
  (Schwab). It reflects a guarantee by the investment adviser (CSIM) and Schwab to limit the operating expenses of this fund through February 27, 2006, as follows:

                                % OF AVERAGE
  SHARE CLASS               DAILY NET ASSETS
  ------------------------------------------
  Investor Shares                       0.60
  Select Shares                         0.42

  These limits exclude interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $13,114.


                                                         See financial notes. 49

SCHWAB SMALL-CAP INDEX FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
------------------------------------------------------------------------------
                                            11/1/04-4/30/05  11/1/03-10/31/04
Net investment income                                $3,353           $12,316
Net realized gains                                   61,299           215,610
Net unrealized losses                       +       (48,185)          (67,250)
                                            ----------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                      16,467           160,676

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                       5,474             5,423
Select Shares                               +         5,977             5,623
                                            ----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME          $11,451           $11,046 a

TRANSACTIONS IN FUND SHARES
------------------------------------------------------------------------------
                                  11/1/04-4/30/05          11/1/03-10/31/04
                                 SHARES        VALUE      SHARES        VALUE
SHARES SOLD
Investor Shares                   2,694      $57,236       5,935     $114,857
Select Shares                 +   2,613       55,679       6,358      121,773
                              ------------------------------------------------
TOTAL SHARES SOLD                 5,307     $112,915      12,293     $236,630

SHARES REINVESTED
Investor Shares                     237       $5,085         270       $5,073
Select Shares                 +     256        5,502         278        5,234
                              ------------------------------------------------
TOTAL SHARES REINVESTED             493      $10,587         548      $10,307

SHARES REDEEMED
Investor Shares                  (5,980)   ($127,096)    (11,208)   ($215,266)
Select Shares                 +  (4,011)     (85,513)    (10,118)    (196,867)
                              ------------------------------------------------
TOTAL SHARES REDEEMED            (9,991)   ($212,609)    (21,326)   ($412,133) b

NET TRANSACTIONS
IN FUND SHARES                   (4,191)    ($89,107)     (8,485)   ($165,196)

SHARES OUTSTANDING AND NET ASSETS
------------------------------------------------------------------------------
                                  11/1/04-4/30/05          11/1/03-10/31/04
                                 SHARES    NET ASSETS     SHARES    NET ASSETS
Beginning of period              81,750   $1,629,726      90,235   $1,645,292
Total decrease                +  (4,191)     (84,091)   (8,485)       (15,566)
                              ------------------------   ---------------------
END OF PERIOD                    77,559    $1,545,635    81,750    $1,629,726 c

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 10/31/04 are:

  Ordinary income                        $11,046
  Long-term
  capital gains                              $--

b For shares purchased on or before 4/29/05 and held less than 180 days, the fund charges 0.75% redemption fee. For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

                             CURRENT       PRIOR
                              PERIOD      PERIOD
  Investor Shares                $28         $68
  Select Shares              +    46      +   33
                             -------------------
  TOTAL                          $74        $101

  Dollar amounts are net of the redemption proceeds.

c Includes distributable net investment income in the amount of $949 and $9,047 at the end of the current period and prior period, respectively.

  Percent of fund shares owned by other Schwab Funds(R) as of the end of the current period:

  SCHWAB MARKETTRACK PORTFOLIOS
  All Equity Portfolio                      7.2%
  Growth Portfolio                          8.1%
  Balanced Portfolio                        4.9%
  Conservative Portfolio                    1.8%

  SCHWAB ANNUITY PORTFOLIOS
  Growth Portfolio II                       0.5%


50 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                               11/1/04-    11/1/03-    11/1/02-    11/1/01-    11/1/00-    11/1/99-
INVESTOR SHARES                                                4/30/05*    10/31/04    10/31/03    10/31/02    10/31/01    10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                           19.04        17.48       14.35       16.62       22.49      20.87
                                                               ---------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                           0.16         0.19        0.16        0.16        0.15       0.16
  Net realized and unrealized gains or losses                     0.51         1.53        3.14       (2.27)      (5.87)      1.56
                                                               ---------------------------------------------------------------------
  Total income or loss from investment operations                 0.67         1.72        3.30       (2.11)      (5.72)      1.72
Less distributions:
  Dividends from net investment income                           (0.25)       (0.16)      (0.17)      (0.16)      (0.15)     (0.10)
                                                               ---------------------------------------------------------------------
Net asset value at end of period                                 19.46        19.04       17.48       14.35       16.62      22.49
                                                               ---------------------------------------------------------------------
Total return (%)                                                  3.49 1       9.93       23.24      (12.86)     (25.55)      8.23

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                          0.54 2       0.56        0.53        0.40        0.40       0.41 3
  Gross operating expenses                                        0.54 2       0.56        0.59        0.62        0.65       0.67
  Net investment income                                           1.61 2       1.07        1.18        1.11        0.94       0.76
Portfolio turnover rate                                              1 1          2           3           2           2          2
Net assets, end of period ($ x 1,000,000)                          603          592         469         263         224        218

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.40% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 51

SCHWAB TOTAL STOCK MARKET INDEX FUND

FINANCIAL HIGHLIGHTS

                                                              11/1/04-    11/1/03-    11/1/02-    11/1/01-    11/1/00-    11/1/99-
SELECT SHARES                                                 4/30/05*    10/31/04    10/31/03    10/31/02    10/31/01    10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                         19.09       17.52       14.37       16.65       22.52       20.89
                                                              ---------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                         0.18        0.22        0.20        0.19        0.18        0.17
  Net realized and unrealized gains or losses                   0.51        1.54        3.14       (2.29)      (5.87)       1.56
                                                              ---------------------------------------------------------------------
  Total income or loss from investment operations               0.69        1.76        3.34       (2.10)      (5.69)       1.73
Less distributions:
  Dividends from net investment income                         (0.28)      (0.19)      (0.19)      (0.18)      (0.18)      (0.10)
                                                              ---------------------------------------------------------------------
Net asset value at end of period                               19.50       19.09       17.52       14.37       16.65       22.52
                                                              ---------------------------------------------------------------------
Total return (%)                                                3.57 1     10.10       23.50      (12.81)     (25.40)       8.30

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                       0.39 2      0.39        0.36        0.27        0.27        0.28 3
   Gross operating expenses                                     0.39 2      0.41        0.44        0.47        0.50        0.52
   Net investment income                                        1.76 2      1.23        1.35        1.24        1.07        0.89
Portfolio turnover rate                                            1 1         2           3           2           2           2
Net assets, end of period ($ x 1,000,000)                        562         548         429         264         257         262

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.27% if certain non-routine expenses (proxy fees) had not been included.


52 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS as of April 30, 2005, unaudited

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holding exceeding 1% of the fund's net assets. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the end of the report period, free of charge, by calling Schwab Funds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov. In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten. For the characteristics of the securities included under "Other Securities" and for securities valued at fair value, please refer to the complete schedule of portfolio holdings.

(1) Top ten holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 @  All or a portion of this security is on loan

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
 99.8%   COMMON STOCK                                  1,077,652      1,163,041

  0.1%   SHORT-TERM
         INVESTMENT                                          690            690

  0.0%   U.S. TREASURY
         OBLIGATION                                           90             90

  0.0%   PREFERRED STOCK                                      68             74

  0.0%   WARRANTS                                            387              6

  0.0%   RIGHTS                                              137              4
--------------------------------------------------------------------------------
 99.9%   TOTAL INVESTMENTS                             1,079,024      1,163,905

  7.3%   COLLATERAL INVESTED FOR
         SECURITIES ON LOAN                               85,555         85,555

(7.2)%   OTHER ASSETS AND
         LIABILITIES, NET                                               (84,258)
--------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                             1,165,202

                                                       % OF NET         VALUE
        SECURITY AND NUMBER OF SHARES                   ASSETS       ($ x 1,000)
        COMMON STOCK 99.8% of net assets

        AUTOMOBILES & COMPONENTS 0.6%
        ------------------------------------------------------------------------
        Other Securities                                    0.6            7,160

        BANKS 7.7%
        ------------------------------------------------------------------------
    (8) Bank of America Corp.  338,518                      1.3           15,247
      @ Fannie Mae  81,400                                  0.4            4,392
        U.S. Bancorp  158,531                               0.4            4,423
        Wachovia Corp.  133,649                             0.6            6,840
        Wells Fargo & Co.  140,077                          0.7            8,396
        Other Securities                                    4.3           50,604
                                                        -------      -----------
                                                            7.7           89,902
        CAPITAL GOODS 7.7%
        ------------------------------------------------------------------------
        3M Co.  65,000                                      0.4            4,971
   =(1) General Electric Co.  874,566                       2.7           31,659
        United Technologies Corp  42,034                    0.4            4,276
        Other Securities                                    4.2           49,094
                                                        -------      -----------
                                                            7.7           90,000
        COMMERCIAL SERVICES & SUPPLIES 1.7%
        ------------------------------------------------------------------------
        Other Securities                                    1.7           19,464


                                                         See financial notes. 53

SCHWAB TOTAL STOCK MARKET INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS continued

                                                       % OF NET         VALUE
        SECURITY AND NUMBER OF SHARES                   ASSETS       ($ x 1,000)
        CONSUMER DURABLES & APPAREL 1.9%
        ------------------------------------------------------------------------
        Other Securities                                    1.9           22,162

        DIVERSIFIED FINANCIALS 6.6%
        ------------------------------------------------------------------------
        American Express Co.  105,150                       0.5            5,541
      / The Charles Schwab Corp.  111,120                   0.0            1,150
   =(4) Citigroup, Inc.  427,436                            1.7           20,072
        JPMorgan Chase & Co.  295,944                       0.9           10,503
        Merrill Lynch & Co., Inc.  79,800                   0.4            4,304
        Morgan Stanley  90,300                              0.4            4,752
        Other Securities                                    2.7           30,282
                                                       --------      -----------
                                                            6.6           76,604
        ENERGY 7.9%
        ------------------------------------------------------------------------
        ChevronTexaco Corp.  179,634                        0.8            9,341
        ConocoPhillips  56,098                              0.5            5,882
   =(2) Exxon Mobil Corp.  537,816                          2.6           30,672
        Other Securities                                    4.0           45,686
                                                       --------      -----------
                                                            7.9           91,581
        FOOD & STAPLES RETAILING 2.6%
        ------------------------------------------------------------------------
  @=(7) Wal-Mart Stores, Inc.  350,100                      1.4           16,504
        Other Securities                                    1.2           13,711
                                                       --------      -----------
                                                            2.6           30,215
        FOOD BEVERAGE & TOBACCO 4.7%
        ------------------------------------------------------------------------
        Altria Group, Inc.  168,800                         1.0           10,970
        The Coca-Cola Co.  202,200                          0.8            8,784
        PepsiCo, Inc.  140,800                              0.7            7,834
        Other Securities                                    2.2           27,481
                                                       --------      -----------
                                                            4.7           55,069
        HEALTH CARE EQUIPMENT & SERVICES 5.7%
        ------------------------------------------------------------------------
        Medtronic, Inc.  100,974                            0.5            5,321
        UnitedHealth Group, Inc.  66,300                    0.6            6,266
        Other Securities                                    4.6           55,208
                                                       --------      -----------
                                                            5.7           66,795
        HOTELS RESTAURANTS & LEISURE 1.9%
        ------------------------------------------------------------------------
        Other Securities                                    1.9           21,680

        HOUSEHOLD & PERSONAL PRODUCTS 2.2%
        ------------------------------------------------------------------------
  =(10) Procter & Gamble Co.  213,400                       1.0           11,556
        Other Securities                                    1.2           14,238
                                                       --------      -----------
                                                            2.2           25,794
        INSURANCE 4.7%
        ------------------------------------------------------------------------
        American International Group,
        Inc.  216,222                                       1.0           10,995
      o Berkshire Hathaway, Inc., Class A  119              0.9           10,038
        Other Securities                                    2.8           34,041
                                                       --------      -----------
                                                            4.7           55,074
        MATERIALS 3.4%
        ------------------------------------------------------------------------
        Other Securities                                    3.4           39,505

        MEDIA 4.3%
        ------------------------------------------------------------------------
      o Comcast Corp., Class A  148,336                     0.4            4,763
      o Time Warner, Inc.  367,052                          0.5            6,170
        Viacom, Inc., Class B  144,012                      0.4            4,986
        The Walt Disney Co.  169,650                        0.4            4,479
        Other Securities                                    2.6           29,139
                                                       --------      -----------
                                                            4.3           49,537
        PHARMACEUTICALS & BIOTECHNOLOGY 7.6%
        ------------------------------------------------------------------------
        Abbott Laboratories  128,205                        0.6            6,303
      o Amgen, Inc.  107,168                                0.5            6,238
        Eli Lilly & Co.  92,400                             0.5            5,403
     @o Genentech, Inc.  73,300                             0.5            5,200
    (6) Johnson & Johnson  246,370                          1.5           16,908
        Merck & Co., Inc.  183,552                          0.5            6,222
    (5) Pfizer, Inc.  631,552                               1.5           17,159
        Wyeth  109,400                                      0.4            4,916
        Other Securities                                    1.6           20,731
                                                       --------      -----------
                                                            7.6           89,080
        REAL ESTATE 2.1%
        ------------------------------------------------------------------------
        Other Securities                                    2.1           24,997

        RETAILING 4.2%
        ------------------------------------------------------------------------
        Home Depot, Inc.  187,000                           0.6            6,614
        Other Securities                                    3.6           41,940
                                                       --------      -----------
                                                            4.2           48,554


54 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

                                                       % OF NET         VALUE
        SECURITY AND NUMBER OF SHARES                   ASSETS       ($ x 1,000)
        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.7%
        ------------------------------------------------------------------------
    (9) Intel Corp.  533,832                                1.1           12,556
        Other Securities                                    1.6           18,652
                                                       --------      -----------
                                                            2.7           31,208
        SOFTWARE & SERVICES 5.9%
        ------------------------------------------------------------------------
      o Google, Inc., Class A  22,500                       0.4            4,950
   =(3) Microsoft Corp.  896,760                            2.0           22,688
      o Oracle Corp. 429,500                                0.4            4,965
        Other Securities                                    3.1           36,504
                                                       --------      -----------
                                                            5.9           69,107
        TECHNOLOGY HARDWARE & EQUIPMENT 5.9%
        ------------------------------------------------------------------------
      o Cisco Systems, Inc.  563,969                        0.9            9,745
      o Dell, Inc.  209,300                                 0.6            7,290
        Hewlett-Packard Co.  252,916                        0.5            5,177
        International Business
        Machines Corp.  142,350                             1.0           10,873
        Qualcomm, Inc.  135,100                             0.4            4,714
        Other Securities                                    2.5           31,298
                                                       --------      -----------
                                                            5.9           69,097
        TELECOMMUNICATION SERVICES 2.8%
        ------------------------------------------------------------------------
        SBC Communications, Inc.  281,016                   0.6            6,688
        Verizon Communications, Inc.  232,468               0.7            8,322
        Other Securities                                    1.5           17,592
                                                       --------      -----------
                                                            2.8           32,602
        TRANSPORTATION 1.7%
        ------------------------------------------------------------------------
        United Parcel Service, Inc.,
        Class B  91,480                                     0.6            6,523
        Other Securities                                    1.1           12,651
                                                       --------      -----------
                                                            1.7           19,174
        UTILITIES 3.3%
        ------------------------------------------------------------------------
        Other Securities                                    3.3           38,680

        PREFERRED STOCK 0.0% of net assets

        REAL ESTATE 0.0%
        ------------------------------------------------------------------------
        Other Securities                                    0.0               74

        WARRANTS 0.0% of net assets

        Other Securities                                    0.0                6

        RIGHTS 0.0% of net assets

        Other Securities                                    0.0                4

        SHORT-TERM INVESTMENT
        0.1% of net assets

        Provident Institutional TempFund 690,290            0.1              690

        SECURITY
           RATE, MATURITY DATE
           FACE AMOUNT ($ x 1,000)

        U.S. TREASURY OBLIGATION
        0.0% of net assets

      = U.S. Treasury Bill 2.73%, 06/16/05  90              0.0               90

END OF INVESTMENTS.


                                                         See financial notes. 55

SCHWAB TOTAL STOCK MARKET INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS continued


     SECURITY                                            FACE AMOUNT         VALUE
        RATE, MATURITY DATE                              ($ x 1,000)      ($ x 1,000)
     COLLATERAL INVESTED FOR SECURITIES ON LOAN
     7.3% of net assets

     COMMERCIAL PAPER & OTHER CORPORATE
     OBLIGATIONS 2.0%
     --------------------------------------------------------------------------------
     Bank of America Corp.
        2.80%, 05/02/05                                        2,503            2,503
     Canadian Imperial Bank of
     Commerce/New York
        1.72%, 05/25/05                                          425              425
     Fortis Bank NY
        1.78%, 06/06/05                                        2,173            2,172
        2.06%, 06/08/05                                        4,628            4,627
     Skandinav Enskilda Bank
        2.94%, 05/17/05                                       11,656           11,656
     Societe Generale
        2.91%, 05/16/05                                        2,872            2,871
                                                                          -----------
                                                                               24,254

                                                                             VALUE
     SECURITY AND NUMBER OF SHARES                                        ($ x 1,000)

     SHORT-TERM INVESTMENTS 5.3%
     --------------------------------------------------------------------------------
     Institutional Money Market Trust 57,898,142                               57,898


     SECURITY                                            FACE AMOUNT
        RATE, MATURITY DATE                              ($ x 1,000)
     KBC Bank, Time Deposit
        2.95%, 05/02/05                                        3,403            3,403
                                                                          -----------
                                                                               61,301

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 4/30/05. All numbers x $1,000 except number of contracts.

FUTURES CONTRACTS

                                         Number of      Contract      Unrealized
                                         Contracts        Value        Losses
S&P 500 Index, e-mini Long
Expires 06/17/05                            25           1,448          (42)


56 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

Statement of
ASSETS AND LIABILITIES
As of April 30, 2005, unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value
   (including $82,946 of securities on loan)                         $1,163,905 a
Collateral invested for securities on loan                               85,555
Receivables:
   Fund shares sold                                                         520
   Interest                                                                   3
   Dividends                                                              1,263
   Investments sold                                                         227
   Due from brokers for futures                                              19
   Income from securities on loan                                            22
Prepaid expenses                                                  +          44
                                                                  --------------
TOTAL ASSETS                                                          1,251,558

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                               85,555
Payables:
   Fund shares redeemed                                                     663
   Investment adviser and administrator fees                                 24
   Transfer agent and shareholder service fees                               16
Accrued expenses                                                  +          98
                                                                  --------------
TOTAL LIABILITIES                                                        86,356

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          1,251,558
TOTAL LIABILITIES                                                 -      86,356
                                                                  --------------
NET ASSETS                                                           $1,165,202

  NET ASSETS BY SOURCE
Capital received from investors                                       1,096,387
Net investment income not yet distributed                                 4,312
Net realized capital losses                                             (20,336) b
Net unrealized capital gains                                             84,839 b

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                    SHARES
SHARE CLASS           NET ASSETS       /       OUTSTANDING       =           NAV
Investor Shares         $602,850                    30,979                $19.46
Select Shares           $562,352                    28,838                $19.50

  Unless stated, all numbers x 1,000.

a The fund paid $1,079,024 for these securities.

  Includes securities valued at fair value worth $18 or 0.0% of the fund's total net assets.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                       $20,080
    Sales/maturities                $14,332

  The fund's total security transactions with other Schwab Funds(R) during the period were $652.

b These derive from investments and futures.

  FEDERAL TAX DATA
  --------------------------------------------
  PORTFOLIO COST                   $1,080,658

  NET UNREALIZED GAINS AND LOSSES:
  Gains                              $265,757
  Losses                        +    (182,510)
                                --------------
                                      $83,247

  AS OF OCTOBER 31, 2004:

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                     $10,037
  Long-term capital gains                 $--

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:               Loss amount
     2007                                 $18
     2008                               3,413
     2009                               2,000
     2010                              11,485
     2011                               3,975
     2012                       +         874
                                --------------
                                $      21,765


                                                         See financial notes. 57

SCHWAB TOTAL STOCK MARKET INDEX FUND

Statement of
OPERATIONS
For November 1, 2003 through April 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                               $12,644
Interest                                                                     42
Lending of securities                                                +      112
                                                                     -----------
TOTAL INVESTMENT INCOME                                                  12,798

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                         1,458
Net realized gains on futures contracts                              +      499
                                                                     -----------
NET REALIZED GAINS                                                        1,957

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                      28,514
Net unrealized losses on futures contracts                           +     (121)
                                                                     -----------
NET UNREALIZED GAINS                                                     28,393

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 1,507 a
Transfer agent and shareholder service fees:
   Investor Shares                                                          772 b
   Select Shares                                                            286 b
Trustees' fees                                                                7 c
Custodian fees                                                               48
Portfolio accounting fees                                                    85
Professional fees                                                            19
Registration fees                                                            23
Shareholder reports                                                          45
Other expenses                                                       +       19
                                                                     -----------
Total expenses                                                            2,811
Expense reduction                                                    -       14 d
                                                                     -----------
NET EXPENSES                                                              2,797

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  12,798
NET EXPENSES                                                         -    2,797
                                                                     -----------
NET INVESTMENT INCOME                                                    10,001
NET REALIZED GAINS                                                        1,957 e
NET UNREALIZED GAINS                                                 +   28,393 e
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $40,351

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.30% of the first
  $500 million and 0.22% of the assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d This reduction was made by the transfer agent and shareholder service agent
  (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through February 27, 2006, as follows:

                                % OF AVERAGE
  SHARE CLASS               DAILY NET ASSETS
  ------------------------------------------
  Investor Shares                       0.58
  Select Shares                         0.39

  These limits exclude interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $30,350.


58 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                           11/1/04-4/30/05      11/1/03-10/31/04
Net investment income                              $10,001               $12,208
Net realized gains                                   1,957                   286
Net unrealized gains                       +        28,393                83,701
                                           -------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                     40,351                96,195

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                      7,956                 4,522
Select Shares                              +         7,770                 4,835
                                           -------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT
INCOME                                             $15,726                $9,357 a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                    11/1/04-4/30/05          11/1/03-10/31/04
                                  SHARES         VALUE     SHARES         VALUE
SHARES SOLD
Investor Shares                    3,117       $62,131      9,767      $180,735
Select Shares                  +   3,008        60,109      8,998       165,692
                               -------------------------------------------------
TOTAL SHARES SOLD                  6,125      $122,240     18,765      $346,427

SHARES REINVESTED
Investor Shares                      362        $7,203        237        $4,213
Select Shares                  +     328         6,531        222         3,957
                               -------------------------------------------------
TOTAL SHARES REINVESTED              690       $13,734        459        $8,170

SHARES REDEEMED
Investor Shares                   (3,608)     ($71,932)    (5,759)    ($106,552)
Select Shares                  +  (3,211)      (64,145)    (5,002)      (92,791)
                               -------------------------------------------------
TOTAL SHARES REDEEMED             (6,819)    ($136,077)   (10,761)    ($199,343) b

NET TRANSACTIONS
IN FUND SHARES                        (4)        ($103)     8,463      $155,254

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                    11/1/04-4/30/05          11/1/03-10/31/04
                                  SHARES    NET ASSETS     SHARES    NET ASSETS
Beginning of period               59,821    $1,140,680     51,358      $898,588
Total increase or
decrease                       +      (4)       24,522      8,463       242,092
                               -------------------------------------------------
END OF PERIOD                     59,817    $1,165,202     59,821    $1,140,680 c

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 10/31/04 are:

  Ordinary income              $9,357
  Long-term capital gains         $--

b For shares purchased on or before 4/29/05 and held less than 180 days, the fund charges 0.75% redemption fee. For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

  CURRENT PERIOD:
  Investor Shares                 $25
  Select Shares              +     23
                             --------
  TOTAL                           $48

  PRIOR PERIOD:
  Investor Shares                 $70
  Select Shares              +     59
                             --------
  TOTAL                          $129

  Dollar amounts are net of the redemption proceeds.

c Includes distributable net investment income in the amount of $4,312 and $10,037 at the end of the current period and prior period, respectively.


                                                         See financial notes. 59

SCHWAB INTERNATIONAL INDEX FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                                11/1/04-    11/1/03-    11/1/02-    11/1/01-    11/1/00-    11/1/99-
INVESTOR SHARES                                                 4/30/05*    10/31/04    10/31/03    10/31/02    10/31/01    10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                           14.82       12.74       10.47       12.22       17.13       17.93
                                                                --------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                           0.17        0.26        0.23        0.21        0.15        0.20
  Net realized and unrealized gains or losses                     1.02        2.05        2.25       (1.82)      (4.81)      (0.85)
                                                                --------------------------------------------------------------------
  Total income or loss from investment operations                 1.19        2.31        2.48       (1.61)      (4.66)      (0.65)
Less distributions:
  Dividends from net investment income                           (0.28)      (0.23)      (0.21)      (0.14)      (0.25)      (0.15)
                                                                --------------------------------------------------------------------
Net asset value at end of period                                 15.73       14.82       12.74       10.47       12.22       17.13
                                                                --------------------------------------------------------------------
Total return (%)                                                  8.09 1     18.40       24.24      (13.34)     (27.58)      (3.69)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                          0.69 2      0.69        0.65        0.58        0.58        0.59 3
  Gross operating expenses                                        0.72 2      0.73        0.74        0.76        0.75        0.82
  Net investment income                                           2.17 2      1.78        2.01        1.70        1.14        1.60
Portfolio turnover rate                                              9 1         1           7          13          18          16
Net assets, end of period ($ x 1,000,000)                          588         550         494         443         519         637

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.58% if certain non-routine expenses (proxy fees) had not been included.


60 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND

                                                                11/1/04-    11/1/03-    11/1/02-    11/1/01-    11/1/00-    11/1/99-
SELECT SHARES                                                   4/30/05*    10/31/04    10/31/03    10/31/02    10/31/01    10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                           14.83       12.75       10.47       12.23       17.14       17.96
                                                                --------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                           0.19        0.28        0.25        0.21        0.16        0.27
  Net realized and unrealized gains or losses                     1.02        2.05        2.26       (1.82)      (4.80)      (0.91)
                                                                --------------------------------------------------------------------
  Total income or loss from investment operations                 1.21        2.33        2.51       (1.61)      (4.64)      (0.64)
Less distributions:
  Dividends from net investment income                           (0.31)      (0.25)      (0.23)      (0.15)      (0.27)      (0.18)
                                                                --------------------------------------------------------------------
Net asset value at end of period                                 15.73       14.83       12.75       10.47       12.23       17.14
                                                                --------------------------------------------------------------------
Total return (%)                                                  8.20 1     18.56       24.50      (13.31)     (27.45)      (3.65)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                          0.50 2      0.50        0.49        0.47        0.47        0.48 3
  Gross operating expenses                                        0.57 2      0.58        0.59        0.61        0.60        0.67
  Net investment income                                           2.36 2      1.97        2.19        1.81        1.25        1.71
Portfolio turnover rate                                              9 1         1           7          13          18          16
Net assets, end of period ($ x 1,000,000)                          742         687         629         536         616         700

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.47% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 61

SCHWAB INTERNATIONAL INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS as of April 30, 2005, unaudited

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holding exceeding 1% of the fund's net assets. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the end of the report period, free of charge, by calling Schwab Funds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov. In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten. For the characteristics of the securities included under "Other Securities" and for securities valued at fair value, please refer to the complete schedule of portfolio holdings.

(1) Top ten holding

 o  Non-income producing security

 @  All or a portion of this security is on loan.

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
  99.2%   FOREIGN COMMON
          STOCK                                       1,010,696        1,319,430

   0.1%   SHORT-TERM
          INVESTMENT                                      2,054            2,054

   0.1%   FOREIGN PREFERRED
          STOCK                                             766            1,043

   0.0%   WARRANTS                                          200               --
--------------------------------------------------------------------------------
  99.4%   TOTAL INVESTMENTS                           1,013,716        1,322,527

  14.4%   COLLATERAL INVESTED FOR
          SECURITIES ON LOAN                            191,005          191,005

(13.8)%  OTHER ASSETS AND
         LIABILITIES, NET                                              (183,158)
--------------------------------------------------------------------------------
 100.0%   TOTAL NET ASSETS                                             1,330,374

                                                       % OF NET         VALUE
       SECURITY AND NUMBER OF SHARES                    ASSETS       ($ x 1,000)
       FOREIGN COMMON STOCK 99.2% of net assets

       AUSTRALIA 4.5%
       -------------------------------------------------------------------------
       BHP Billiton Ltd.  639,314                           0.6            8,087
       Commonwealth Bank of Australia  229,864              0.5            6,537
       National Australia Bank Ltd.  277,850                0.5            6,351
       Other Securities                                     2.9           38,768
                                                       --------      -----------
                                                            4.5           59,743
       BELGIUM 0.9%
       -------------------------------------------------------------------------
       Other Securities                                     0.9           12,634

       CANADA 6.1%
       -------------------------------------------------------------------------
     @ Manulife Financial Corp.  143,695                    0.5            6,603
       Royal Bank of Canada  116,611                        0.5            6,964
       Other Securities                                     5.1           67,757
                                                       --------      -----------
                                                            6.1           81,324
       DENMARK 0.7%
       -------------------------------------------------------------------------
       Other Securities                                     0.7            8,999

       FRANCE 10.7%
       -------------------------------------------------------------------------
     @ AXA SA  280,494                                      0.5            7,028
       BNP Paribas  141,162                                 0.7            9,345
       France Telecom SA  253,842                           0.6            7,487
       Sanofi-Aventis  173,827                              1.2           15,443
       Societe Generale, Class A  72,960                    0.5            7,297
   (5) Total SA  114,369                                    1.9           25,514
       Other Securities                                     5.3           70,819
                                                       --------      -----------
                                                           10.7          142,933
       GERMANY 7.3%
       -------------------------------------------------------------------------
     @ Allianz AG  61,988                                   0.6            7,498
       BASF AG  98,512                                      0.5            6,468
       Deutsche Bank AG  97,835                             0.6            8,000
     @ Deutsche Telekom AG  428,462                         0.6            8,134
     @ E.ON AG  119,317                                     0.8           10,153
       Siemens AG  148,778                                  0.8           10,999
       Other Securities                                     3.4           46,518
                                                       --------      -----------
                                                            7.3           97,770


62 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND

                                                       % OF NET         VALUE
       SECURITY AND NUMBER OF SHARES                    ASSETS       ($ x 1,000)
       HONG KONG / CHINA 1.2%
       -------------------------------------------------------------------------
       Other Securities                                     1.2           15,380

       IRELAND 0.1%
       -------------------------------------------------------------------------
       Other Securities                                     0.1              976

       ITALY 4.1%
       -------------------------------------------------------------------------
       Assicurazioni Generali SPA  200,626                  0.5            6,187
       ENI-Ente Nazionale Idrocarburi
       SPA  473,784                                         0.9           11,952
       Other Securities                                     2.7           35,925
                                                       --------      -----------
                                                            4.1           54,064
       JAPAN 17.1%
       -------------------------------------------------------------------------
       Canon, Inc.  139,395                                 0.5            7,246
       Honda Motor Co. Ltd.  141,539                        0.5            6,807
       Nippon Telegraph & Telephone Corp.  1,667            0.5            6,979
     @ Sony Corp.  168,500                                  0.5            6,217
       Takeda Pharmaceutical Co. Ltd.  141,200              0.5            6,867
   (9) Toyota Motor Corp.  476,703                          1.3           17,287
       Other Securities                                    13.3          176,584
                                                       --------      -----------
                                                           17.1          227,987
       NETHERLANDS 5.5%
       -------------------------------------------------------------------------
       ABN Amro Holdings NV  297,220                        0.5            7,230
       ING Groep NV  397,081                                0.8           10,976
   (6) Royal Dutch Petroleum Co.  372,124                   1.7           21,786
       Unilever NV  103,665                                 0.5            6,693
       Other Securities                                     2.0           26,415
                                                       --------      -----------
                                                            5.5           73,100
       SPAIN 4.4%
       -------------------------------------------------------------------------
       Banco Bilbao Vizcaya
       Argentaria SA  611,313                               0.7            9,498
       Banco Santander Central Hispano
       SA  1,114,188                                        1.0           13,019
     @ Telefonica SA  884,400                               1.1           15,082
       Other Securities                                     1.6           20,073
                                                       --------      -----------
                                                            4.4           57,672
       SWEDEN 2.1%
       -------------------------------------------------------------------------
       Telefonaktiebolaget LM Ericsson,
       Class B  2,715,488                                   0.6            8,056
       Other Securities                                     1.5           19,666
                                                       --------      -----------
                                                            2.1           27,722
       SWITZERLAND 7.4%
       -------------------------------------------------------------------------
    @o Credit Suisse Group  198,542                         0.6            8,389
  @(8) Nestle SA, Registered  72,759                        1.4           19,224
   (7) Novartis AG, Registered  438,082                     1.6           21,409
       Roche Holdings - Genus  126,304                      1.2           15,343
       UBS AG, Registered  184,721                          1.1           14,830
       Other Securities                                     1.5           19,494
                                                       --------      -----------
                                                            7.4           98,689
       UNITED KINGDOM 27.1%
       -------------------------------------------------------------------------
       AstraZeneca PLC  291,743                             1.0           12,779
       Barclays PLC  1,159,501                              0.9           11,975
   (1) BP PLC  3,841,438                                    2.9           39,202
       Diageo PLC  543,966                                  0.6            8,071
   (4) GlaxoSmithKline
       PLC  1,048,777                                       2.0           26,525
       HBOS PLC  697,524                                    0.8           10,356
   (2) HSBC Holdings
       PLC  1,990,084                                       2.4           31,860
       Lloyds TSB Group
       PLC  999,063                                         0.6            8,593
  (10) Royal Bank of Scotland Group
       PLC  571,593                                         1.3           17,279
       Shell Transport & Trading Co.
       PLC  1,732,396                                       1.2           15,581
       Tesco PLC  1,376,566                                 0.6            8,138
   (3) Vodafone Group
       PLC  11,594,083                                      2.3           30,345
       Other Securities                                    10.5          139,733
                                                       --------      -----------
                                                           27.1          360,437
       FOREIGN PREFERRED STOCK 0.1% of net assets

       GERMANY 0.1%
       -------------------------------------------------------------------------
       Other Securities                                     0.1            1,043


                                                         See financial notes. 63

SCHWAB INTERNATIONAL INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS continued


                                                       % OF NET         VALUE
       SECURITY AND NUMBER OF SHARES                    ASSETS       ($ x 1,000)
       WARRANTS 0.0% of net assets

       FRANCE 0.0%
       -------------------------------------------------------------------------
       Other Securities                                     0.0              --

       UNITED STATES 0.0%
       -------------------------------------------------------------------------
       Other Securities                                     0.0              --

       The foreign securities were valued at fair value in accordance with board approved procedures (see Accounting Policies)

       SECURITY
         RATE, MATURITY DATE
         FACE AMOUNT ($ x 1,000)
       SHORT-TERM INVESTMENT
       0.1% of net assets

       Bank of America, London
       Time Deposit
         2.36%, 05/02/05
         2,054                                              0.1           2,054

END OF INVESTMENTS.

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       COLLATERAL INVESTED FOR SECURITIES ON LOAN
       14.4% of net assets

       SHORT-TERM INVESTMENT 14.4%
--------------------------------------------------------------------------------
       Securities Lending Investments
       Fund  191,005,254                                                191,005

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.


64 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND

Statement of
ASSETS AND LIABILITIES
As of April 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value
   (including $186,048 of securities on loan)                        $1,322,527 a
Collateral invested for securities on loan                              191,005
Foreign currency                                                             85 b
Receivables:
   Fund shares sold                                                         643
   Dividends                                                              7,755
   Income from securities on loan                                           177
   Dividend tax reclaim                                                     257
Prepaid expenses                                                  +          37
                                                                  --------------
TOTAL ASSETS                                                          1,522,486

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                              191,005
Payables:
   Fund shares redeemed                                                     315
   Investments bought                                                        28
   Withholding taxes                                                        577
   Investment adviser and administrator fees                                 39
   Transfer agent and shareholder service fees                                9
Accrued expenses                                                  +         139
                                                                  --------------
TOTAL LIABILITIES                                                       192,112

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          1,522,486
TOTAL LIABILITIES                                                 -     192,112
                                                                  --------------
NET ASSETS                                                           $1,330,374

NET ASSETS BY SOURCE
Capital received from investors                                       1,311,873
Net investment income not yet distributed                                11,969
Net realized capital losses                                            (302,285)
Net unrealized capital gains                                            308,817

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                       SHARES
SHARE CLASS              NET ASSETS      /        OUTSTANDING      =        NAV
Investor Shares          $588,334                      37,402            $15.73
Select Shares            $742,040                      47,181            $15.73

  Unless stated, all numbers x 1,000.

a The fund paid $1,013,716 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

  Purchases               $113,255
  Sales/maturities        $112,998

  The fund's total security transactions with other Schwab Funds(R) during the period were $7,302.

b The fund paid $85 for these currencies.

  FEDERAL TAX DATA
  -------------------------------------------
  PORTFOLIO COST                  $1,019,023

  NET UNREALIZED GAINS AND LOSSES:
  Gains                             $374,910
  Losses                        +    (71,406)
                                -------------
                                    $303,504

  AS OF OCTOBER 31, 2004:

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                    $21,655
  Long-term capital gains                $--

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:              Loss amount
    2005                              $1,837
    2006                              11,905
    2007                                   7
    2008                               3,669
    2009                             130,942
    2010                             112,722
    2011                              39,016
    2012                        +      8,278
                                -------------
                                    $308,376


                                                         See financial notes. 65

SCHWAB INTERNATIONAL INDEX FUND

Statement of
OPERATIONS
For November 1, 2004 through April 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                             $18,593 a
Interest                                                                   38
Securities on loan                                                +       402
                                                                  ------------
TOTAL INVESTMENT INCOME                                                19,033

NET REALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net realized gains on investments                                      11,759
Net realized losses on foreign currency transactions              +      (709)
                                                                  ------------
NET REALIZED GAINS                                                     11,050

NET UNREALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net unrealized gains on investments                                    74,468
Net unrealized losses on foreign currency transactions            +       (41)
                                                                  ------------
NET UNREALIZED GAINS                                                   74,427

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                               2,653 b
Transfer agent and shareholder service fees:
   Investor Shares                                                        735 c
   Select Shares                                                          372 c
Trustees' fees                                                              8 d
Custodian fees                                                            258
Portfolio accounting fees                                                  94
Professional fees                                                          21
Registration fees                                                          16
Shareholder reports                                                        55
Interest expense                                                            1
Other expenses                                                    +        33
                                                                  ------------
Total expenses                                                          4,246
Expense reduction                                                 -       358 e
                                                                  ------------
NET EXPENSES                                                            3,888

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                19,033
NET EXPENSES                                                      -     3,888
                                                                  ------------
NET INVESTMENT INCOME                                                  15,145
NET REALIZED GAINS                                                     11,050 f
NET UNREALIZED GAINS                                              +    74,427 f
                                                                  ------------
INCREASE IN NET ASSETS FROM OPERATIONS                               $100,622

  Unless stated, all numbers x 1,000.

a Net of $2,329 foreign withholding tax.

b Calculated as a percentage of average daily net assets: 0.43% of the first
  $500 million and 0.38% of the assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e Includes $209 from the investment adviser (CSIM) and $149 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least February 27, 2006, as follows:

                                % OF AVERAGE
  SHARE CLASS               DAILY NET ASSETS
  ------------------------------------------
  Investor Shares                       0.69
  Select Shares                         0.50

  These limits exclude interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $85,477.


66 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                           11/1/04-4/30/05      11/1/03-10/31/04
Net investment income                              $15,145              $22,962
Net realized gains or losses                        11,050               (7,817)
Net unrealized gains                       +        74,427              187,892
                                           -------------------------------------
INCREASE IN NET ASSETS
   FROM OPERATIONS                                 100,622              203,037

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                     14,231                9,069
Select Shares                              +        10,423               12,465
                                           -------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT
INCOME                                             $24,654              $21,534 a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                    11/1/04-4/30/05          11/1/03-10/31/04
                                 SHARES         VALUE      SHARES         VALUE
SHARES SOLD
Investor Shares                   3,374       $53,535       5,725       $80,057
Select Shares                  +  4,453        70,540       5,772        80,804
                               -------------------------------------------------
TOTAL SHARES SOLD                 7,827      $124,075      11,497      $160,861

SHARES REINVESTED
Investor Shares                     616        $9,445         629        $8,293
Select Shares                  +    864        13,224         882        11,628
                               -------------------------------------------------
TOTAL SHARES REINVESTED           1,480       $22,669       1,511       $19,921

SHARES REDEEMED
Investor Shares                  (3,714)     ($58,849)     (7,955)    ($111,302)
Select Shares                  + (4,476)      (70,996)     (9,688)     (136,414)
                               -------------------------------------------------
TOTAL SHARES REDEEMED            (8,190)    ($129,845)    (17,643)    ($247,716) b

NET TRANSACTIONS
IN FUND SHARES                    1,117       $16,899      (4,635)     ($66,934)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                    11/1/04-4/30/05          11/1/03-10/31/04
                                 SHARES    NET ASSETS      SHARES    NET ASSETS
Beginning of period              83,466    $1,237,507      88,101    $1,122,938
Total increase or
decrease                       +  1,117        92,867      (4,635)      114,569
                               -------------------------------------------------
END OF PERIOD                    84,583    $1,330,374      83,466    $1,237,507 c

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 10/31/04 are:

  Ordinary income                $21,534
  Long-term
  capital gains                      $--

b For shares purchased on or before 4/29/05 and held less than 180 days, the fund charges 1.50% redemption fee. For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

  CURRENT PERIOD:
  Investor Shares                    $37
  Select Shares                +      26
                               ---------
  TOTAL                              $63

  PRIOR PERIOD:
  Investor Shares                    $50
  Select Shares                +      22
                               ---------
  TOTAL                              $72

  Dollar amounts are net of the redemption proceeds.

c Includes distributable net investment income in the amount of $11,969 and $21,478 at the end of the current period and prior period, respectively.

  Percent of fund shares owned by other Schwab Funds(R) as of the end of the current period:

  SCHWAB MARKETTRACK PORTFOLIOS
  All Equity Portfolio              10.2%
  Growth Portfolio                   9.7%
  Balanced Portfolio                 5.9%
  Conservative Portfolio             2.2%

  SCHWAB ANNUITY PORTFOLIOS
  Growth Portfolio II                0.5%


                                                         See financial notes. 67

SCHWAB EQUITY INDEX FUNDS

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. Each of these companies is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report by trust.

THE FUNDS OFFER MULTIPLE SHARE CLASSES. For any given fund, shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums. In addition, one share class, e.Shares, is available only to clients of Schwab Institutional(R), Charles Schwab Trust Company and certain tax-advantaged retirement plans, and can only be traded electronically.

                                              INVESTOR      SELECT
FUND                                           SHARES       SHARES      E.SHARES
--------------------------------------------------------------------------------
S&P 500 INDEX FUND                                -            -           -
--------------------------------------------------------------------------------
SCHWAB 1000 INDEX FUND                            -            -
--------------------------------------------------------------------------------
SMALL-CAP INDEX FUND                              -            -
--------------------------------------------------------------------------------
TOTAL STOCK MARKET INDEX FUND                     -            -
--------------------------------------------------------------------------------
INTERNATIONAL INDEX FUND                          -            -
--------------------------------------------------------------------------------

For these funds, shares are bought and sold at net asset value (NAV), which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trusts may issue as many shares as necessary.

THE TRUSTS AND THEIR FUNDS

This list shows the trust containing each fund in this report, along with all other funds included in these trusts. The funds discussed in this report are highlighted.

SCHWAB INVESTMENTS organized October 26, 1990
  SCHWAB 1000 INDEX FUND
  Schwab Short-Term Bond Market Fund
  Schwab Total Bond Market Fund
  Schwab YieldPlus Fund
  Schwab Short/Intermediate Tax-Free Bond Fund
  Schwab Long-Term Tax-Free Bond Fund
  Schwab California Short/Intermediate Tax-Free Bond Fund
  Schwab California Long-Term Tax-Free Bond Fund
  Schwab GNMA Fund

SCHWAB CAPITAL TRUST organized May 7, 1993
  SCHWAB S&P 500 INDEX FUND
  SCHWAB SMALL-CAP INDEX FUND
  SCHWAB TOTAL STOCK MARKET INDEX FUND
  SCHWAB INTERNATIONAL INDEX FUND
  Schwab MarketTrack All Equity Portfolio
  Schwab MarketTrack Growth Portfolio
  Schwab MarketTrack Balanced Portfolio
  Schwab MarketTrack Conservative Portfolio
  Laudus U.S. MarketMasters Fund
  Laudus Balanced MarketMasters Fund
  Laudus Small-Cap MarketMasters Fund
  Laudus International MarketMasters Fund
  Schwab Premier Equity Fund
  Schwab Core Equity Fund
  Schwab Dividend Equity Fund
  Schwab Small-Cap Equity Fund
  Schwab Hedged Equity Fund
  Schwab Financial Services Fund
  Schwab Health Care Fund
  Schwab Technology Fund
  Schwab Institutional Select S&P 500 Fund
  Schwab Institutional Select Large-Cap Value Index Fund
  Schwab Institutional Select Small-Cap Value Index Fund


68 See financial notes.

SCHWAB EQUITY INDEX FUNDS

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other fund operations and policies that may affect a fund's financials, as described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS PAY DIVIDENDS from net investment income and make distributions from net capital gains once a year.

THE FUNDS MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE SCHWAB INTERNATIONAL INDEX FUND MAY INVEST IN FORWARD CURRENCY CONTRACTS IN CONNECTION WITH THE PURCHASE AND SALE OF PORTFOLIO SECURITIES TO MINIMIZE THE UNCERTAINTY OF CHANGES IN FUTURE EXCHANGE RATES. "Forwards," as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund's financials. If counter-parties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUNDS MAY LOAN SECURITIES TO CERTAIN BROKERS, DEALERS AND OTHER FINANCIAL INSTITUTIONS WHO PAY THE FUNDS NEGOTIATED FEES. The funds receive cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter.

THE FUNDS PAY FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through their trusts, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

SCHWAB EQUITY INDEX FUNDS

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. The funds also may let other Schwab Funds(R) buy and sell fund shares, particularly Schwab MarketTrack Portfolios(R), which seek to provide investors with allocated portfolios of Schwab index funds.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trusts were in compliance with these limitations throughout the report period. The trusts did not pay any of these persons for their service as trustees, but they did pay the non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

                                   AMOUNT                             WEIGHTED
                                OUTSTANDING        AVERAGE            AVERAGE
                                 AT 4/30/05       BORROWING*          INTEREST
FUND                            ($ x 1,000)      ($ x 1,000)          RATE*(%)
--------------------------------------------------------------------------------
SCHWAB S&P 500
INDEX FUND                          817             9,665               2.83
--------------------------------------------------------------------------------
SCHWAB 1000
INDEX FUND                         3,936            5,201               2.77
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP
INDEX FUND                           --             2,380               2.90
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL
INDEX FUND                           --              362                2.90
--------------------------------------------------------------------------------

* Based on the number of days for which the borrowing is outstanding.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The net investment income and net realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of wash sale losses and foreign currency transactions.

UNDER THE FUNDS' ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this

SCHWAB EQUITY INDEX FUNDS

would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS DAY. The funds use the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE or when a significant event has occurred between the time of the security's last close and the time that a fund calculates net asset value: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price.

  Also, the foreign securities held by International Index Fund are fair valued if a movement in the U.S. market exceeds a specific threshold that has been established using the guideline adopted by the fund's Board of Trustees. The fund uses a third party vendor to provide the fair valuation based on certain factors and methodologies including tracking valuation correlations between the U.S. market and each non-U.S. security.

- FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNT is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date.

SCHWAB EQUITY INDEX FUNDS

Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

FOR FUNDS OFFERING MULTIPLE SHARE CLASSES, all of the realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

TRUSTEES AND OFFICERS OF SCHWAB CAPITAL TRUST

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the Schwab Funds (of which there were 53 as of 4/30/05) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                            TRUST POSITION(S);
NAME AND BIRTHDATE          TRUSTEE SINCE                  MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2         Chairman, Trustee:             Chair, CEO, Director, The Charles Schwab Corp., Charles Schwab &
7/29/37                     Family of Funds, 1989;         Co., Inc.; Chair, Director, Charles Schwab Investment Management,
                            Investments, 1991;             Inc.; Chair, Charles Schwab Holdings (UK); Chair, Director, U.S. Trust
                            Capital Trust, 1993;           Corp., United States Trust Co. of New York, U.S. Trust Co., N.A.;
                            Annuity Portfolios, 1994.      CEO, Director, Charles Schwab Holdings, Inc.; Chair, CEO Schwab
                                                           (SIS) Holdings, Inc. I, Schwab International Holdings, Inc.; Director,
                                                           Charles Schwab Bank, N.A., The Charles and Helen Schwab
                                                           Foundation, All Kinds of Minds (education); Trustee, Stanford
                                                           University. Until 5/04: Director, The Gap, Inc. (clothing retailer).
                                                           Until 5/03: Co-CEO, The Charles Schwab Corp. Until 3/02: Director,
                                                           Audiobase, Inc. (Internet audio solutions). Until 5/02: Director,
                                                           Vodaphone AirTouch PLC (telecommunications). Until 7/01:
                                                           Director, The Charles Schwab Trust Co.

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to his position with the investment adviser and the distributor, Mr. Schwab also owns stock of The Charles Schwab Corporation.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE          TRUSTEE SINCE                  MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK             2005 (all trusts).             EVP, President, AMPS Enterprise. Until 7/04: President, CEO,
7/25/54                                                    Charles Schwab Investment Management, Inc.; VP, Charles Schwab
                                                           & Co., Inc. Until 8/02: President, Chief Investment Officer, American
                                                           Century Management; Director, American Century Companies, Inc.
                                                           Until 6/01: Chief Investment Officer, Fixed Income, American Century
                                                           Companies, Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE          TRUST OFFICE(S) HELD           MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER             President, CEO                 EVP, President, Director, Charles Schwab Investment Management,
5/4/55                      (all trusts).                  Inc. Until 7/04: SVP for Development and Distribution, Asset
                                                           Management Products and Services Enterprise. Until 6/03: EVP,
                                                           CFO, Chief Administrative Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD             SVP, Chief Investment          SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                      Officer (all trusts).          Management, Inc.; Chief Investment Officer, The Charles Schwab
                                                           Trust Co.
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS              SVP, Chief Investment          Since 9/04: Chief Investment Officer, Fixed Income, Charles
7/10/59                     Officer (all trusts).          Schwab Investment Management, Inc. Since 6/04: SVP, Charles Schwab
                                                           Investment Management, Inc. Until 6/04: VP, Charles Schwab
                                                           Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER            SVP, Chief Investment          Since 5/04: SVP, Chief Investment Officer, Equities, Charles Schwab
9/29/63                     Officer (all trusts).          Investment Management, Inc. Since 6/04: VP, Chief Investment
                                                           Officer, Laudus Trust, Laudus Variable Insurance Trust. Until 5/04:
                                                           VP, Charles Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE            Chief Compliance               Since 9/04: SVP, Institutional Compliance and Chief Compliance
11/11/60                    Officer (all trusts).          Officer, Charles Schwab Investment Management, Inc. Until 9/04:
                                                           VP, Charles Schwab & Co., Charles Schwab Investment Management,
                                                           Inc. Until 2002: VP of Internal Audit, Charles Schwab & Co., Inc.;
                                                           Chief Compliance Officer, Laudus Trust, Laudus Variable Insurance
                                                           Trust. Prior to 2000: PricewaterhouseCoopers.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON              Secretary (all trusts)         SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                                    Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                           U.S. Securities and Exchange Commission, San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA              Treasurer, Principal           Since 11/04: SVP, CFO, Charles Schwab Investment Management,
6/9/64                      Financial Officer              Inc. Until 11/04: SVP, Financial Reporting, Charles Schwab & Co., Inc.
                            (all trusts).                  Until 12/99: CFO, Commerzbank Capital Markets. Until 9/99:
                                                           Managing Director at the New York Stock Exchange.

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE          TRUSTEE SINCE                  MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER          2000 (all trusts).             Chair, JDN Corp. Advisory LLC; Trustee, Stanford University, America
8/13/60                                                    First Cos., Omaha, NE (venture capital/fund management), Redwood
                                                           Trust, Inc. (mortgage finance), Stanford Hospitals and Clinics, SRI
                                                           International (research), PMI Group, Inc. (mortgage insurance), Lucile
                                                           Packard Children's Hospital. Since 2/05: Director, Pacific Mutual
                                                           Holding Company (insurance). Since 2004: Laudus Trust, Laudus
                                                           Variable Insurance Trust. 2001: Stanford University, Special Assistant
                                                           to the President, from 1996-2001, VP of Business Affairs, CFO.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD           Family of Funds, 1989;         CEO, Dorward & Associates (corporate management, marketing
9/23/31                     Investments, 1991;             and communications consulting). Until 1999: EVP, Managing Director,
                            Capital Trust, 1993;           Grey Advertising. Until 1996: President, CEO, Allen & Dorward
                            Annuity Portfolios, 1994.      Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER           2000 (all trusts).             Dean Emeritus, Haas School of Business, University of California,
11/22/41                                                   Berkeley; Director, Aphton Corp. (bio-pharmaceuticals); Non-
                                                           Executive Chair, Solectron Corp. (manufacturing), Mission West
                                                           Properties (commercial real estate), Stratex Networks (network equipment), TOUSA (home building); Public Governor, Member, executive committee, Pacific Stock & Options Exchange. Since
                                                           2004: Trustee, Laudus Trust, Laudus Variable Insurance Trust.
                                                           Until 2/04: Co-CEO, Aphton Corp. (bio-pharmaceuticals).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES            Family of Funds, 1989;         Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                     Investments, 1991;             services and investment advisory firm).
                            Capital Trust, 1993;
                            Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH             2000 (all trusts).             Chair, CEO, Founder, Smith Graham & Co. (investment advisers);
9/28/50                                                    Trustee, Cooper Industries (electrical products, tools and hardware);
                                                           Chairman, audit committee, Northern Border Partners, L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS          Family of Funds, 1989;         Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                     Investments, 1991;             Chair, CEO, North American Trust (real estate investment trust).
                            Capital Trust, 1993;
                            Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY           Family of Funds, 1989;         Chair, CEO, Wilsey Bennett, Inc. (real estate investment and
8/18/43                     Investments, 1991;             management, and other investments).
                            Capital Trust, 1993;
                            Annuity Portfolios, 1994.

GLOSSARY

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500(R)). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

NOTES

NOTES

NOTES

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's web site at www.schwab.com/schwabfunds, the SEC's web site at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's web site at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Premier Equity Fund(TM)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)
Schwab Institutional Select(R) S&P 500 Fund

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
  Schwab MarketTrack All Equity Portfolio(TM)
  Schwab MarketTrack Growth Portfolio(TM)
  Schwab MarketTrack Balanced Portfolio(TM)
  Schwab MarketTrack Conservative Portfolio(TM)

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc. (Schwab)

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2005 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.
REG13562-08

ITEM 2: CODE OF ETHICS.

Not applicable to this semi-annual report.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this semi-annual report.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this semi-annual report.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS.

SCHWAB INVESTMENTS

SCHWAB 1000 INDEX(R) FUND

PORTFOLIO HOLDINGS as of April 30, 2005, unaudited

The following is the schedule of portfolio holdings at 04/30/05. The schedule should be read in conjunction with the fund's semi-annual report for the period ended 04/30/05.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 >  Security is valued at fair value (see Accounting Policies)

 @  All or a portion of this security is on loan

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
 99.8%   COMMON STOCK                                   3,715,874     6,343,631

  0.0%   U.S. TREASURY OBLIGATION                             199           199
--------------------------------------------------------------------------------
 99.8%   TOTAL INVESTMENTS                              3,716,073     6,343,830

 13.8%   COLLATERAL INVESTED FOR SECURITIES ON LOAN       879,442       879,442

(13.6)%  OTHER ASSETS AND LIABILITIES, NET                             (868,736)
--------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                             6,354,536

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       COMMON STOCK 99.8% of net assets

       AUTOMOBILES & COMPONENTS  0.6%
       -------------------------------------------------------------------------
       BorgWarner, Inc.    27,949                                          1,278
       Dana Corp.    74,776                                                  854
     @ Delphi Corp.    281,025                                               927
     @ Ford Motor Co.    880,813                                           8,024
     @ General Motors Corp.    282,805                                     7,545
     @ Gentex Corp.    38,786                                              1,259
    @o Goodyear Tire & Rubber Co.    76,800                                  912
     @ Harley-Davidson, Inc.    147,767                                    6,948
       Johnson Controls, Inc.    95,158                                    5,221
     @ Lear Corp.    34,360                                                1,165
       Thor Industries, Inc.    27,600                                       744
     o TRW Automotive Holdings Corp.    29,243                               521
                                                                     -----------
                                                                          35,398
       BANKS  7.4%
       -------------------------------------------------------------------------
       AmSouth Bancorp.    177,137                                         4,662
       Associated Banc-Corp.    61,348                                     1,897
       Astoria Financial Corp.    56,950                                   1,510
   (8) Bank of America Corp.    2,018,767                                 90,925
       Bank of Hawaii Corp.    26,332                                      1,247
     @ BB&T Corp.    275,440                                              10,800
     o BOK Financial Corp.    30,906                                       1,293
       Capitol Federal Financial    36,759                                 1,248
       Cathay General Bancorp., Inc.    24,956                               820
       City National Corp.    24,400                                       1,720
       The Colonial BancGroup, Inc.    66,884                              1,476
       Comerica, Inc.    85,828                                            4,915
     @ Commerce Bancorp, Inc. N.J.    78,000                               2,183
       Commerce Bancshares, Inc.    34,424                                 1,659
       Compass Bancshares, Inc.    61,012                                  2,625
       Countrywide Financial Corp.    279,280                             10,107
     @ Cullen/Frost Bankers, Inc.    25,600                                1,109
       Doral Financial Corp.    57,300                                       805
       East-West Bancorp, Inc.    25,198                                     809
       Fannie Mae    480,010                                              25,897
       Fifth Third Bancorp    291,630                                     12,686
       First Bancorp Puerto Rico    20,139                                   730
       First Horizon National Corp.    61,600                              2,558
       FirstMerit Corp.    42,473                                          1,042
       Freddie Mac    342,813                                             21,090
       Fremont General Corp.    38,597                                       837
       Fulton Financial Corp.    60,913                                    1,270
     @ Golden West Financial Corp.    151,513                              9,444
       Hibernia Corp., Class A    77,600                                   2,424
     @ Hudson City Bancorp, Inc.    93,400                                 3,098
       Huntington Bancshares, Inc.    117,535                              2,763
       Independence Community Bank Corp.    42,500                         1,516
       IndyMac Bancorp, Inc.    30,595                                     1,177
       International Bancshares Corp.    25,392                              913
       KeyCorp, Inc.    203,714                                            6,755
       M&T Bank Corp.    58,629                                            6,065
       Marshall & Ilsley Corp.    111,589                                  4,758
       Mercantile Bankshares Corp.    39,607                               2,012
       MGIC Investment Corp.    49,100                                     2,897
       National City Corp.    329,279                                     11,182
     @ New York Community Bancorp, Inc.    131,982                         2,336
       North Fork Bancorp., Inc.    234,280                                6,595
       Peoples Bank-Bridgeport    46,931                                   1,949
       The PMI Group, Inc.    48,106                                       1,691
       PNC Financial Services Group, Inc.    141,396                       7,527

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Popular, Inc.    133,413                                            3,087
       Radian Group, Inc.    47,800                                        2,124
       Regions Financial Corp.    231,397                                  7,750
       Sky Financial Group, Inc.    52,882                                 1,380
       The South Financial Group, Inc.    34,000                             897
       Sovereign Bancorp, Inc.    174,158                                  3,582
     @ SunTrust Banks, Inc.    177,900                                    12,957
       Synovus Financial Corp.    154,462                                  4,330
       TCF Financial Corp.    69,886                                       1,767
       U.S. Bancorp    932,065                                            26,005
       UCBH Holdings, Inc.    45,334                                         713
       UnionBanCal Corp.    74,865                                         4,609
       Valley National Bancorp    51,318                                   1,272
       W Holding Co., Inc.    73,624                                         596
       Wachovia Corp.    796,843                                          40,782
       Washington Federal, Inc.    44,051                                    982
     @ Washington Mutual, Inc.    434,143                                 17,939
       Webster Financial Corp.    26,823                                   1,219
       Wells Fargo & Co.    837,567                                       50,204
       WestCorp., Inc.    25,969                                           1,162
       Whitney Holding Corp.    20,452                                       926
       Wilmington Trust Corp.    33,237                                    1,175
       Zions Bancorp.    44,900                                            3,144
                                                                     -----------
                                                                         471,624
       CAPITAL GOODS  7.7%
       -------------------------------------------------------------------------
       3M Co.    388,920                                                  29,741
     o Alleghany Corp.    4,100                                            1,107
     o Alliant Techsystems, Inc.    18,818                                 1,302
       American Power Conversion Corp.    99,966                           2,425
       American Standard Cos., Inc.    108,504                             4,851
       Ametek, Inc.    34,154                                              1,293
       The Boeing Co.    396,204                                          23,582
       Briggs & Stratton Corp.    25,805                                     835
       Carlisle Cos., Inc.    15,610                                       1,121
       Caterpillar, Inc.    169,128                                       14,892
       Cooper Industries Ltd., Class A    45,700                           2,909
     @ Cummins, Inc.    22,183                                             1,508
     @ Danaher Corp.    154,220                                            7,808
       Deere & Co.    124,658                                              7,796
       Donaldson Co., Inc.    40,800                                       1,214
       Dover Corp.    101,837                                              3,703
     @ Eaton Corp.    75,865                                               4,449
     @ Emerson Electric Co.    209,759                                    13,146
     @ Fastenal Co.    37,900                                              2,030
     @ Fluor Corp.    41,779                                               2,154
       General Dynamics Corp.    99,312                                   10,433
  =(1) General Electric Co.    5,236,534                                 189,563
       Goodrich Corp.    59,092                                            2,381
       Graco, Inc.    34,694                                               1,172
       Harsco Corp.    21,200                                              1,137
       Honeywell International, Inc.    427,743                           15,296
     @ Hubbell, Inc., Class B    30,138                                    1,309
       Hughes Supply, Inc.    30,995                                         809
       IDEX Corp.    24,716                                                  921
       Illinois Tool Works, Inc.    150,161                               12,586
       Ingersoll-Rand Co., Class A    87,822                               6,751
       ITT Industries, Inc.    46,209                                      4,180
     o Jacobs Engineering Group, Inc.    28,178                            1,373
       Joy Global, Inc.    37,600                                          1,273
     @ L-3 Communications Holdings, Inc.    57,667                         4,093
       Lockheed Martin Corp.    221,183                                   13,481
     @ Masco Corp.    222,393                                              7,003
       MSC Industrial Direct Co., Class A    34,392                          924
     o Navistar International Corp.    34,966                              1,033
       Northrop Grumman Corp.    177,732                                   9,747
       Oshkosh Truck Corp.    17,144                                       1,288
       Paccar, Inc.    86,914                                              5,901
       Pall Corp.    62,233                                                1,670
       Parker Hannifin Corp.    59,869                                     3,589
       Pentair, Inc.    49,900                                             1,985
       Precision Castparts Corp.    32,514                                 2,395
       Raytheon Co.    225,890                                             8,496
       Rockwell Automation, Inc.    93,649                                 4,329
       Rockwell Collins, Inc.    88,653                                    4,067
       Roper Industries, Inc.    21,099                                    1,428
       SPX Corp.    38,114                                                 1,475
       Teleflex, Inc.    20,146                                            1,077
     o Terex Corp.    24,737                                                 925
       Textron, Inc.    69,403                                             5,230
     o Thomas & Betts Corp.    29,529                                        919
       The Timken Co.    45,094                                            1,120
       Toro Co.    24,336                                                  1,006
       United Defense Industries, Inc.    26,467                           1,958
       United Technologies Corp.    253,741                               25,811
       W.W. Grainger, Inc.    45,576                                       2,520
                                                                     -----------
                                                                         490,520
       COMMERCIAL SERVICES & SUPPLIES  1.2%
       -------------------------------------------------------------------------
       Adesa, Inc.    47,504                                               1,149
    @o Allied Waste Industries, Inc.    159,343                            1,273
    @o Apollo Group, Inc., Class A    92,521                               6,673
       Aramark Corp., Class B    93,487                                    2,291
     @ Avery Dennison Corp.    55,315                                      2,896
       The Brink's Co.    28,415                                             917
     o Career Education Corp.    50,900                                    1,600
       Cendant Corp.    505,625                                           10,067
     o ChoicePoint, Inc.    44,386                                         1,752
     @ Cintas Corp.    85,510                                              3,300
     o Copart, Inc.    47,300                                              1,025
       Corporate Executive Board Co.    19,544                             1,285
       Deluxe Corp.    25,053                                              1,000
    @o Dun & Bradstreet Corp.    35,225                                    2,199

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     o Education Management Corp.    36,200                                1,014
       Equifax, Inc.    68,000                                             2,288
     @ H&R Block, Inc.    84,275                                           4,198
       Herman Miller, Inc.    35,500                                       1,015
       HNI Corp.    28,787                                                 1,458
     o ITT Educational Services, Inc.    24,200                            1,113
     o Laureate Education, Inc.    18,400                                    817
       Manpower, Inc.    45,125                                            1,740
     o Monster Worldwide, Inc.    58,400                                   1,344
       Pitney Bowes, Inc.    115,741                                       5,176
       R.R. Donnelley & Sons Co.    109,717                                3,611
       Republic Services, Inc.    77,400                                   2,678
     @ Robert Half International, Inc.    86,283                           2,141
       The ServiceMaster Co.    145,653                                    1,869
       Steelcase, Inc., Class A    74,242                                    975
     o Stericycle, Inc.    22,623                                          1,101
       Waste Management, Inc.    290,377                                   8,273
     o West Corp.    33,793                                                1,095
                                                                     -----------
                                                                          79,333
       CONSUMER DURABLES & APPAREL  1.6%
       -------------------------------------------------------------------------
       Beazer Homes USA, Inc.    20,298                                      926
       Black & Decker Corp.    39,871                                      3,334
     @ Brunswick Corp.    48,900                                           2,054
     @ Centex Corp.    61,800                                              3,567
    @o Coach, Inc.    188,472                                              5,051
     o Columbia Sportswear Co.    20,304                                     873
     @ D.R. Horton, Inc.    155,597                                        4,746
     @ Eastman Kodak Co.    143,521                                        3,588
     @ Fortune Brands, Inc.    72,128                                      6,101
     o Fossil, Inc.    34,300                                                798
       Harman International Industries, Inc.    32,997                     2,593
     @ Hasbro, Inc.    88,325                                              1,671
     o Hovnanian Enterprises, Inc., Class A    30,611                      1,554
     @ Jones Apparel Group, Inc.    62,449                                 1,902
       KB Home    46,376                                                   2,643
       Leggett & Platt, Inc.    95,595                                     2,577
       Lennar Corp., Class A    77,875                                     4,008
       Liz Claiborne, Inc.    53,600                                       1,899
    @o Marvel Enterprises, Inc.    54,563                                  1,069
       Mattel, Inc.    207,370                                             3,743
       MDC Holdings, Inc.    20,979                                        1,372
     o Meritage Corp.    12,980                                              821
    @o Mohawk Industries, Inc.    33,239                                   2,586
     @ Newell Rubbermaid, Inc.    136,926                                  2,975
     @ Nike, Inc., Class B    130,784                                     10,045
     o NVR, Inc.    3,198                                                  2,297
       Polaris Industries, Inc.    21,714                                  1,250
       Polo Ralph Lauren Corp.    50,395                                   1,769
       Pulte Homes, Inc.    63,556                                         4,541
     o Quiksilver, Inc.    29,217                                            805
       Reebok International Ltd.    29,618                                 1,203
       The Ryland Group, Inc.    23,750                                    1,458
       Snap-On, Inc.    30,350                                             1,007
       Standard-Pacific Corp.    16,825                                    1,205
       The Stanley Works    40,891                                         1,760
     o Tempur-Pedic International, Inc.    49,022                            936
     o Timberland Co., Class A    17,459                                   1,206
    @o Toll Brothers, Inc.    37,500                                       2,842
       VF Corp.    55,800                                                  3,158
       Whirlpool Corp.    33,243                                           2,063
                                                                     -----------
                                                                          99,996
       DIVERSIFIED FINANCIALS  7.1%
       -------------------------------------------------------------------------
       A.G. Edwards, Inc.    39,343                                        1,562
       Advance America Cash Advance Centers, Inc.    42,043                  586
    @o Affiliated Managers Group, Inc.    14,845                             928
       Alliance Capital Management Holding L.P.    39,989                  1,797
       American Express Co.    629,888                                    33,195
    @o AmeriCredit Corp.    78,300                                         1,832
    @o Ameritrade Holding Corp.    209,564                                 2,196
     @ The Bank of New York Co., Inc.    385,410                          10,768
       The Bear Stearns Cos., Inc.    51,613                               4,886
     @ Capital One Financial Corp.    120,062                              8,511
     o CapitalSource, Inc.    58,884                                       1,237
     / The Charles Schwab Corp.    684,290                                 7,082
       Chicago Mercantile Exchange    16,541                               3,234
       CIT Group, Inc.    105,568                                          4,252
   (4) Citigroup, Inc.    2,566,700                                      120,532
     o E*TRADE Financial Corp.    182,900                                  2,032
       Eaton Vance Corp.    67,603                                         1,584
       Federated Investors, Inc., Class B    53,850                        1,532
     o The First Marblehead Corp.    32,776                                1,263
       Franklin Resources, Inc.    125,186                                 8,598
     @ Goldman Sachs Group, Inc.    239,270                               25,552
     o Instinet Group, Inc.    130,062                                       683
       Investors Financial Services Corp.    33,190                        1,392
       Janus Capital Group, Inc.    119,400                                1,551
       Jefferies Group, Inc.    28,358                                     1,027
       JPMorgan Chase & Co.    1,767,831                                  62,740
     @ Legg Mason, Inc.    50,447                                          3,575
     @ Lehman Brothers Holdings, Inc.    134,775                          12,362
       Leucadia National Corp.    53,256                                   1,852
       MBNA Corp.    635,713                                              12,555
       Mellon Financial Corp.    212,325                                   5,879
     @ Merrill Lynch & Co., Inc.    464,515                               25,051
     @ Moody's Corp.    74,013                                             6,080
       Morgan Stanley    544,723                                          28,663
       Northern Trust Corp.    110,076                                     4,957

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Nuveen Investments, Inc., Class A    46,000                         1,564
       Principal Financial Group, Inc.    156,944                          6,133
     o Providian Financial Corp.    146,000                                2,434
       Raymond James Financial, Inc.    36,937                               996
       SEI Investments Co.    51,622                                       1,694
       SLM Corp.    216,519                                               10,315
     @ State Street Corp.    168,386                                       7,785
       Student Loan Corp.    10,015                                        1,940
       T. Rowe Price Group, Inc.    63,725                                 3,516
     o WFS Financial, Inc.    8,485                                          381
                                                                     -----------
                                                                         448,284
       ENERGY  8.1%
       -------------------------------------------------------------------------
     @ Amerada Hess Corp.    45,641                                        4,274
       Anadarko Petroleum Corp.    125,298                                 9,152
     @ Apache Corp.    162,350                                             9,139
       Ashland, Inc.    35,240                                             2,370
       Baker Hughes, Inc.    167,130                                       7,374
     @ BJ Services Co.    80,573                                           3,928
       Burlington Resources, Inc.    196,880                               9,570
    @o CAL Dive International, Inc.    19,169                                853
       Chesapeake Energy Corp.    133,997                                  2,578
       ChevronTexaco Corp.    1,056,404                                   54,933
       ConocoPhillips    340,941                                          35,748
     o Cooper Cameron Corp.    27,200                                      1,494
     o Denbury Resources, Inc.    27,271                                     866
     @ Devon Energy Corp.    241,382                                      10,903
     @ Diamond Offshore Drilling, Inc.    64,759                           2,857
       El Paso Corp.    308,981                                            3,087
       ENSCO International, Inc.    75,628                                 2,465
     @ Enterprise Products Partners L.P.    163,153                        4,214
       EOG Resources, Inc.    118,031                                      5,612
   (2) Exxon Mobil Corp.    3,243,577                                    184,981
     o FMC Technologies, Inc.    33,792                                    1,025
     o Forest Oil Corp.    29,510                                          1,137
     o General Maritime Corp.    18,945                                      831
       GlobalSantaFe Corp.    117,521                                      3,949
     o Grant Prideco, Inc.    61,456                                       1,361
     @ Halliburton Co.    248,910                                         10,352
       Helmerich & Payne, Inc.    25,246                                     970
     @ Kerr-McGee Corp.    75,614                                          5,868
     o Kinder Morgan Management LLC    21,481                                945
       Kinder Morgan, Inc.    61,863                                       4,730
       Marathon Oil Corp.    173,295                                       8,070
     @ Murphy Oil Corp.    46,072                                          4,105
     o Nabors Industries Ltd.    74,494                                    4,013
     o National-Oilwell Varco, Inc.    42,873                              1,704
     o Newfield Exploration Co.    30,733                                  2,183
       Noble Corp.    67,050                                               3,413
     @ Noble Energy, Inc.    29,067                                        1,864
       Occidental Petroleum Corp.    194,748                              13,438
       Overseas Shipholding Group    18,300                                1,033
     @ Patina Oil & Gas Corp.    35,320                                    1,356
       Patterson-UTI Energy, Inc.    83,292                                1,997
       Pioneer Natural Resources Co.    72,711                             2,956
     @ Plains All American Pipeline L.P.    24,732                         1,009
     o Plains Exploration & Production Co.    38,558                       1,241
       Pogo Producing Co.    31,700                                        1,427
       Premcor, Inc.    44,668                                             2,955
     o Pride International, Inc.    68,094                                 1,518
    @o Quicksilver Resources, Inc.    24,897                               1,278
       Rowan Cos., Inc.    53,483                                          1,419
       Schlumberger Ltd.    274,103                                       18,751
     @ Smith International, Inc.    52,476                                 3,053
     o Southwestern Energy Co.    18,111                                   1,064
       Sunoco, Inc.    37,724                                              3,744
       TEPPCO Partners L.P.    29,431                                      1,300
     o Tesoro Petroleum Corp.    33,117                                    1,256
     @ Tidewater, Inc.    28,568                                             985
    @o Transocean, Inc.    153,200                                         7,104
     o Ultra Petroleum Corp.    37,534                                     1,895
     o Unit Corp.    22,900                                                  878
       Unocal Corp.    132,577                                             7,232
       Valero Energy Corp.    128,040                                      8,775
     o Weatherford International Ltd.    66,847                            3,486
       Western Gas Resources, Inc.    36,936                               1,234
       Williams Cos., Inc.    260,359                                      4,431
       XTO Energy, Inc.    173,758                                         5,242
                                                                     -----------
                                                                         514,975
       FOOD & STAPLES RETAILING  2.8%
       -------------------------------------------------------------------------
     o 7-Eleven, Inc.    58,800                                            1,375
     @ Albertson's, Inc.    183,242                                        3,626
    @o BJ's Wholesale Club, Inc.    37,300                                   994
     @ Costco Wholesale Corp.    228,638                                   9,278
       CVS Corp.    197,355                                               10,180
    @o Kroger Co.    373,084                                               5,884
     o Rite Aid Corp.    276,900                                           1,005
    @o Safeway, Inc.    223,491                                            4,758
     @ Supervalu, Inc.    68,088                                           2,149
       Sysco Corp.    317,602                                             10,989
 @=(7) Wal-Mart Stores, Inc.    2,118,992                                 99,889
       Walgreen Co.    508,068                                            21,878
       Whole Foods Market, Inc.    30,958                                  3,087
                                                                     -----------
                                                                         175,092
       FOOD BEVERAGE & TOBACCO  5.1%
       -------------------------------------------------------------------------
       Altria Group, Inc.    1,018,286                                    66,178
     @ Anheuser-Busch Cos., Inc.    398,111                               18,659

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     @ Archer-Daniels-Midland Co.    325,485                               5,856
       Brown-Forman Corp., Class B    60,819                               3,375
       Bunge Ltd.    55,092                                                3,129
       Campbell Soup Co.    205,558                                        6,113
       The Coca-Cola Co.    1,212,703                                     52,680
     @ Coca-Cola Enterprises, Inc.    234,193                              4,754
       ConAgra Foods, Inc.    264,610                                      7,078
     o Constellation Brands, Inc., Class A    53,716                       2,831
       Corn Products International, Inc.    36,925                           813
     o Dean Foods Co.    79,033                                            2,716
     o Del Monte Foods Co.    110,495                                      1,153
       Fresh Del Monte Produce, Inc.    28,723                               830
       General Mills, Inc.    188,866                                      9,330
       H.J. Heinz Co.    176,317                                           6,497
       Hershey Foods Corp.    128,974                                      8,241
       Hormel Foods Corp.    69,100                                        2,152
     @ The J.M. Smuckers Co.    29,156                                     1,447
       Kellogg Co.    204,600                                              9,197
     @ Kraft Foods, Inc., Class A    781,586                              25,331
       McCormick & Co., Inc.    68,492                                     2,369
       Molson Coors Brewing Co., Class B    41,336                         2,553
       The Pepsi Bottling Group, Inc.    125,232                           3,590
       PepsiAmericas, Inc.    68,200                                       1,684
     @ PepsiCo, Inc.    840,708                                           46,777
     @ Pilgrim's Pride Corp., Class B    32,100                            1,159
       Reynolds American, Inc.    74,242                                   5,789
       Sara Lee Corp.    395,772                                           8,466
    @o Smithfield Foods, Inc.    55,435                                    1,678
       Tyson Foods, Inc., Class A    176,559                               2,982
       UST, Inc.    82,737                                                 3,789
       Wm. Wrigley Jr. Co.    112,472                                      7,775
                                                                     -----------
                                                                         326,971
       HEALTH CARE EQUIPMENT & SERVICES  5.0%
       -------------------------------------------------------------------------
       Aetna, Inc.    152,500                                             11,189
     o AMERIGROUP Corp.    24,919                                            875
     @ AmerisourceBergen Corp.    56,305                                   3,450
       Bausch & Lomb, Inc.    26,466                                       1,985
       Baxter International, Inc.    305,365                              11,329
       Beckman Coulter, Inc.    30,694                                     2,048
       Becton Dickinson & Co.    125,465                                   7,342
       Biomet, Inc.    127,404                                             4,929
    @o Boston Scientific Corp.    418,328                                 12,374
     @ C.R. Bard, Inc.    51,800                                           3,687
       Cardinal Health, Inc.    213,826                                   11,882
    @o Caremark Rx, Inc.    227,633                                        9,117
       CIGNA Corp.    68,868                                               6,334
     o Community Health Systems, Inc.    43,641                            1,591
       The Cooper Cos., Inc.    21,247                                     1,435
     o Covance, Inc.    31,100                                             1,419
     o Coventry Health Care, Inc.    53,067                                3,631
    @o Cytyc Corp.    55,620                                               1,185
     o Dade Behring Holdings, Inc.    21,729                               1,340
     o DaVita, Inc.    48,950                                              1,973
       Dentsply International, Inc.    40,050                              2,189
    @o Edwards Lifesciences Corp.    29,896                                1,317
     o Express Scripts, Inc.    38,853                                     3,483
     o Fisher Scientific International, Inc.    57,360                     3,406
    @o Gen-Probe, Inc.    24,839                                           1,247
       Guidant Corp.    156,229                                           11,573
     @ HCA, Inc.    198,523                                               11,086
     @ Health Management Associates, Inc., Class A    121,888              3,014
    @o Health Net, Inc.    55,700                                          1,895
     o Henry Schein, Inc.    43,400                                        1,628
       Hillenbrand Industries, Inc.    30,987                              1,711
     o Hospira, Inc.    78,140                                             2,622
    @o Humana, Inc.    79,815                                              2,766
     o Idexx Laboratories, Inc.    17,154                                    973
       IMS Health, Inc.    117,108                                         2,808
     o Inamed Corp.    17,819                                              1,084
     o Kinetic Concepts, Inc.    33,392                                    2,052
     o Laboratory Corp. of America Holdings    69,930                      3,462
     o Lincare Holdings, Inc.    49,750                                    2,123
       Manor Care, Inc.    43,792                                          1,460
       McKesson Corp.    145,747                                           5,393
     o Medco Health Solutions, Inc.    135,359                             6,899
     @ Medtronic, Inc.    600,208                                         31,631
     o Millipore Corp.    26,000                                           1,254
       Omnicare, Inc.    51,733                                            1,794
    @o Pacificare Health Systems, Inc.    43,077                           2,574
    @o Patterson Cos., Inc.    68,500                                      3,463
       PerkinElmer, Inc.    67,700                                         1,252
     o Pharmaceutical Product Development, Inc.    28,273                  1,283
       Quest Diagnostics    51,019                                         5,398
     o Renal Care Group, Inc.    33,150                                    1,265
     o Resmed, Inc.    16,954                                              1,053
     o Respironics, Inc.    17,614                                         1,113
     o Service Corp. International    162,900                              1,147
     o St. Jude Medical, Inc.    179,043                                   6,988
       Stryker Corp.    198,399                                            9,632
    @o Tenet Healthcare Corp.    231,809                                   2,775
     o Thermo Electron Corp.    81,766                                     2,042
     o Triad Hospitals, Inc.    38,457                                     1,971
       UnitedHealth Group, Inc.    329,884                                31,177
       Universal Health Services, Class B    29,137                        1,653
    @o Varian Medical Systems, Inc.    70,000                              2,362
     o Waters Corp.    59,900                                              2,374
     o WebMD Corp.    156,278                                              1,485
     o WellChoice, Inc.    38,234                                          2,149
     o WellPoint, Inc.    147,563                                         18,851

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     o Zimmer Holdings, Inc.    120,997                                    9,852
                                                                     -----------
                                                                         319,844
       HOTELS RESTAURANTS & LEISURE  1.8%
       -------------------------------------------------------------------------
       Applebee's International, Inc.    40,775                            1,010
       Boyd Gaming Corp.    35,200                                         1,858
     o Brinker International, Inc.    49,800                               1,683
    @o Caesars Entertainment, Inc.    155,111                              3,094
     @ Carnival Corp.    314,511                                          15,373
       CBRL Group, Inc.    24,200                                            932
    @o The Cheesecake Factory    37,974                                    1,165
       Choice Hotels International, Inc.    16,717                         1,012
       Darden Restaurants, Inc.    80,615                                  2,418
       GTECH Holdings Corp.    59,097                                      1,446
     @ Harrah's Entertainment, Inc.    56,052                              3,678
       Hilton Hotels Corp.    192,765                                      4,208
       International Game Technology    174,726                            4,698
       International Speedway Corp., Class A    26,669                     1,419
    @o Las Vegas Sands Corp.    175,563                                    6,575
       Marriott International, Inc., Class A    114,621                    7,193
       McDonald's Corp.    626,667                                        18,368
     o MGM Mirage    69,468                                                4,850
       Outback Steakhouse, Inc.    36,897                                  1,491
     o Penn National Gaming, Inc.    20,276                                  639
       Royal Caribbean Cruises Ltd.    92,176                              3,873
     o Scientific Games Corp., Class A    43,643                             937
     o Sonic Corp.    27,000                                                 865
     o Starbucks Corp.    197,034                                          9,757
       Starwood Hotels & Resorts Worldwide, Inc.    104,243                5,665
     @ Station Casinos, Inc.    32,613                                     2,105
     @ Wendy's International, Inc.    56,873                               2,442
    @o Wynn Resorts Ltd.    41,242                                         2,183
       Yum! Brands, Inc.    146,689                                        6,889
                                                                     -----------
                                                                         117,826
       HOUSEHOLD & PERSONAL PRODUCTS  2.3%
       -------------------------------------------------------------------------
       Alberto-Culver Co., Class B    45,050                               2,005
     @ Avon Products, Inc.    234,494                                      9,398
       Church & Dwight Co., Inc.    30,951                                 1,115
     @ Clorox Co.    106,851                                               6,764
     @ Colgate-Palmolive Co.    264,035                                   13,146
     o Energizer Holdings, Inc.    38,800                                  2,210
       The Estee Lauder Cos., Inc., Class A    61,216                      2,351
       The Gillette Co.    497,368                                        25,684
       Kimberly-Clark Corp.    242,636                                    15,153
@=(10) Procter & Gamble Co.    1,261,677                                  68,320
     o Spectrum Brands, Inc.    24,198                                       882
                                                                     -----------
                                                                         147,028
       INSURANCE  5.0%
       -------------------------------------------------------------------------
       AFLAC, Inc.    251,463                                             10,222
    @o Allmerica Financial Corp.    28,400                                   953
       The Allstate Corp.    344,824                                      19,365
       AMBAC Financial Group, Inc.    54,310                               3,631
       American Financial Group, Inc.    36,870                            1,146
     @ American International Group, Inc.    1,293,039                    65,751
       American National Insurance Co.    13,100                           1,344
       AmerUs Group Co.    19,584                                            921
     @ AON Corp.    158,163                                                3,298
       Arthur J. Gallagher & Co.    48,000                                 1,336
       Assurant, Inc.    69,992                                            2,316
    @o Berkshire Hathaway, Inc., Class A    766                           64,612
       Brown & Brown, Inc.    34,504                                       1,510
     @ Chubb Corp.    95,646                                               7,822
     @ Cincinnati Financial Corp.    89,584                                3,605
    @o CNA Financial Corp.    129,300                                      3,549
       Commerce Group, Inc.    16,481                                        974
     o Conseco, Inc.    75,473                                             1,452
       Erie Indemnity Co., Class A    31,768                               1,632
       Fidelity National Financial, Inc.    86,965                         2,792
       First American Corp.    44,360                                      1,588
       Genworth Financial, Inc.    130,839                                 3,657
       Hartford Financial Services Group, Inc.    144,495                 10,457
       HCC Insurance Holdings, Inc.    32,399                              1,152
       Jefferson-Pilot Corp.    68,339                                     3,431
       Lincoln National Corp.    88,127                                    3,963
       Loews Corp.    92,886                                               6,584
     o Markel Corp.    4,931                                               1,692
       Marsh & McLennan Cos., Inc.    260,710                              7,308
     @ MBIA, Inc.    71,734                                                3,757
       Mercury General Corp.    27,100                                     1,432
       Metlife, Inc.    372,944                                           14,508
       Nationwide Financial Services, Inc., Class A    28,274              1,002
       Old Republic International Corp.    90,662                          2,140
     @ The Progressive Corp.    100,255                                    9,150
       Protective Life Corp.    34,757                                     1,329
       Prudential Financial, Inc.    258,297                              14,762
       Reinsurance Group of America, Inc.    31,210                        1,396
     @ Safeco Corp.    69,678                                              3,670
     @ The St. Paul Travelers Cos., Inc.    332,197                       11,893
       Stancorp Financial Group, Inc.    14,221                            1,088
       Torchmark Corp.    54,400                                           2,907
       Transatlantic Holdings, Inc.    32,929                              1,892
       Unitrin, Inc.    34,268                                             1,559

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     @ UnumProvident Corp.    148,429                                      2,482
       W.R. Berkley Corp.    63,150                                        2,052
       Wesco Financial Corp.    3,565                                      1,348
       White Mountains Insurance Group Ltd.    1,306                         819
                                                                     -----------
                                                                         317,249
       MATERIALS  3.2%
       -------------------------------------------------------------------------
       Air Products & Chemicals, Inc.    113,819                           6,685
     @ Airgas, Inc.    37,351                                                819
    @o AK Steel Holding Corp.    54,464                                      395
       Alcoa, Inc.    432,083                                             12,539
     @ Allegheny Technologies, Inc.    46,762                              1,047
     @ Arch Coal, Inc.    28,300                                           1,255
     @ Ball Corp.    56,100                                                2,216
       Bemis Co.    53,549                                                 1,476
       Bowater, Inc.    29,800                                               968
       Cabot Corp.    30,916                                                 944
     @ Commercial Metals Co.    29,261                                       746
       Consol Energy, Inc.    44,999                                       1,946
     o Crown Holdings, Inc.    82,776                                      1,246
       Cytec Industries, Inc.    19,600                                      904
     @ The Dow Chemical Co.    465,834                                    21,396
       E.I. du Pont de Nemours & Co.    494,850                           23,312
       Eastman Chemical Co.    38,984                                      2,105
       Ecolab, Inc.    128,917                                             4,217
       Engelhard Corp.    62,284                                           1,908
       Florida Rock Industries, Inc.    21,584                             1,254
       Freeport-McMoran Copper & Gold, Inc., Class B    87,017             3,016
     @ Georgia-Pacific Corp.    129,284                                    4,431
     o Glamis Gold Ltd.    65,447                                            899
       International Flavors & Fragrances, Inc.    46,900                  1,778
     @ International Paper Co.    243,507                                  8,350
       Kronos Worldwide, Inc.    2,623                                        89
       Lafarge North America, Inc.    35,113                               1,949
       Louisiana-Pacific Corp.    54,722                                   1,346
       Lubrizol Corp.    32,735                                            1,269
       Lyondell Chemical Co.    121,557                                    3,050
       Martin Marietta Materials, Inc.    24,149                           1,328
     @ Massey Energy Co.    38,001                                         1,372
       MeadWestvaco Corp.    101,059                                       2,976
     o Meridian Gold, Inc.    49,665                                         757
     o Mittal Steel Co., Class A    25,489                                   610
       Monsanto Co.    133,717                                             7,838
     o The Mosaic Co.    180,195                                           2,315
     o Nalco Holding Co.    56,243                                         1,012
     @ Newmont Mining Corp.    203,344                                     7,721
     @ Nucor Corp.    79,388                                               4,057
     o Owens-Illinois, Inc.    74,716                                      1,832
     @ Packaging Corp. of America    53,000                                1,187
     o Pactiv Corp.    75,260                                              1,614
       Peabody Energy Corp.    64,310                                      2,815
   @>o Peregrine Systems, Inc.    102,600                                     --
       Phelps Dodge Corp.    47,071                                        4,041
     @ PPG Industries, Inc.    86,013                                      5,810
       Praxair, Inc.    162,837                                            7,626
       Rohm & Haas Co.    111,501                                          4,868
       RPM International, Inc.    58,079                                   1,002
     o The Scotts Miracle-Gro Co., Class A    16,218                       1,174
     o Sealed Air Corp.    42,051                                          2,037
       Sigma-Aldrich Corp.    34,604                                       2,022
    @o Smurfit-Stone Container Corp.    127,030                            1,665
     @ Sonoco Products Co.    49,070                                       1,329
     @ Southern Peru Copper Corp.    40,069                                2,049
     @ Steel Dynamics, Inc.    24,845                                        675
     @ Temple-Inland, Inc.    55,808                                       1,884
     @ United States Steel Corp.    56,933                                 2,434
       Valhi, Inc.    10,799                                                 194
       Valspar Corp.    25,695                                             1,062
       Vulcan Materials Co.    51,130                                      2,712
       Westlake Chemical Corp.    31,683                                     832
     @ Weyerhaeuser Co.    111,526                                         7,652
                                                                     -----------
                                                                         202,057
       MEDIA  4.5%
       -------------------------------------------------------------------------
    @o Adelphia Communications, Class A    75,707                             15
       Belo Corp., Class A    57,400                                       1,345
     o Cablevision Systems Corp., NY Group, Class A    154,730             4,015
     o Citadel Broadcasting Corp.    65,839                                  828
     @ Clear Channel Communications, Inc.    292,565                       9,344
     o Comcast Corp., Class A    1,116,839                                35,862
       Dex Media, Inc.    75,262                                           1,648
    @o The DIRECTV Group, Inc.    686,571                                  9,694
     @ Dow Jones & Co., Inc.    40,750                                     1,363
     o DreamWorks Animation SKG, Inc.    46,048                            1,727
       The E.W. Scripps Co., Class A    81,673                             4,160
     o EchoStar Communications Corp., Class A    109,400                   3,167
     @ Gannett Co., Inc.    135,354                                       10,422
     o Gemstar -- TV Guide International, Inc.    212,056                    816
     o Getty Images, Inc.    29,697                                        2,125
       Harte-Hanks, Inc.    43,651                                         1,244
     o Interactive Data Corp.    47,662                                      956
     o Interpublic Group of Cos., Inc.    210,150                          2,703
       John Wiley & Sons, Class A    31,068                                1,123
     @ Knight-Ridder, Inc.    38,773                                       2,509
     o Lamar Advertising Co., Class A    52,470                            1,961
       Lee Enterprises, Inc.    22,505                                       934

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     o Liberty Media Corp., Class A    1,453,476                          14,593
     o Liberty Media International, Inc., Class A    53,732                2,228
       McClatchy Co., Class A    23,242                                    1,643
       The McGraw-Hill Cos., Inc.    95,843                                8,346
       Meredith Corp.    25,121                                            1,181
       New York Times Co., Class A    73,525                               2,453
     o News Corp, Inc., Class A    1,657,186                              25,322
     o NTL, Inc.    43,814                                                 2,803
     @ Omnicom Group, Inc.    93,769                                       7,773
    @o Pixar, Inc.    56,000                                               2,561
     o R.H. Donnelley Corp.    15,671                                        892
       Regal Entertainment Group, Class A    71,891                        1,459
    @o Sirius Satellite Radio, Inc.    628,285                             2,991
     o Time Warner, Inc.    2,182,803                                     36,693
     @ Tribune Co.    158,500                                              6,118
    @o UnitedGlobalCom, Inc., Class A    194,297                           1,739
     o Univision Communications, Inc., Class A    161,955                  4,258
       Viacom, Inc., Class B    863,011                                   29,877
     @ The Walt Disney Co.    1,017,789                                   26,870
       Washington Post, Class B    4,787                                   4,137
     o Westwood One, Inc.    48,694                                          891
    @o XM Satellite Radio Holdings, Inc., Class A    101,979               2,829
                                                                     -----------
                                                                         285,618
       PHARMACEUTICALS & BIOTECHNOLOGY  8.3%
       -------------------------------------------------------------------------
       Abbott Laboratories    775,607                                     38,129
     o Affymetrix, Inc.    23,490                                          1,083
     @ Allergan, Inc.    65,961                                            4,643
     o American Pharmaceutical Partners, Inc.    32,200                    1,678
     o Amgen, Inc.    627,877                                             36,549
     o Amylin Pharmaceuticals, Inc.    51,947                                883
       Applied Biosystems Group -- Applera Corp.    100,500                2,131
     o Barr Pharmaceuticals, Inc.    52,425                                2,719
     o Biogen Idec, Inc.    169,455                                        6,141
     @ Bristol-Myers Squibb Co.    964,679                                25,082
     o Celgene Corp.    81,900                                             3,105
     o Cephalon, Inc.    29,800                                            1,308
     o Charles River Laboratories International, Inc.    32,315            1,531
    @o Chiron Corp.    93,502                                              3,193
       Eli Lilly & Co.    561,093                                         32,807
     o Endo Pharmaceutical Holdings, Inc.    65,500                        1,300
     o Eon Labs, Inc.    37,900                                            1,132
     o Forest Laboratories, Inc.    185,421                                6,616
     o Genentech, Inc.    521,413                                         36,989
     o Genzyme Corp.    113,523                                            6,654
     o Gilead Sciences, Inc.    215,612                                    7,999
     o ImClone Systems, Inc.    41,280                                     1,315
     o Invitrogen Corp.    26,100                                          1,912
     o IVAX Corp.    127,056                                               2,401
   (6) Johnson & Johnson    1,472,005                                    101,024
     o King Pharmaceuticals, Inc.    127,866                               1,023
     @ Medicis Pharmaceutical Corp., Class A    29,400                       826
    @o Medimmune, Inc.    126,389                                          3,206
       Merck & Co., Inc.    1,100,350                                     37,302
    @o Millennium Pharmaceuticals, Inc.    151,496                         1,327
       Mylan Laboratories, Inc.    134,412                                 2,218
    @o OSI Pharmaceuticals, Inc.    24,831                                 1,175
   (5) Pfizer, Inc.    3,747,619                                         101,823
       Schering-Plough Corp.    732,115                                   15,279
     o Sepracor, Inc.    43,869                                            2,629
       Valeant Pharmaceuticals International    44,200                       917
     o Watson Pharmaceuticals, Inc.    54,400                              1,632
       Wyeth    661,966                                                   29,749
                                                                     -----------
                                                                         527,430
       REAL ESTATE  1.7%
       -------------------------------------------------------------------------
       AMB Property Corp.    41,200                                        1,606
     @ Annaly Mortgage Management, Inc.    61,300                          1,172
     @ Apartment Investment & Management Co., Class A    47,396            1,807
     @ Archstone-Smith Trust    97,600                                     3,511
       Arden Realty, Inc.    32,500                                        1,160
     @ AvalonBay Communities, Inc.    35,800                               2,578
     @ Boston Properties, Inc.    54,500                                   3,623
       BRE Properties, Class A    24,900                                     927
       Camden Property Trust    19,200                                       979
       Catellus Development Corp.    51,098                                1,415
     o CB Richard Ellis Group, Inc., Class A    35,393                     1,230
       CBL & Associates Properties, Inc.    15,449                         1,195
       Centerpoint Properties Trust    24,170                                996
       Developers Diversified Realty Corp.    51,000                       2,164
       Duke Realty Corp.    72,900                                         2,231
     @ Equity Office Properties Trust    201,766                           6,350
       Equity Residential    140,304                                       4,819
       Federal Realty Investment Trust    25,930                           1,387
       Forest City Enterprises, Inc., Class A    25,044                    1,582
       Friedman Billings Ramsey Group, Inc., Class A    74,700               903
       General Growth Properties, Inc.    109,517                          4,283

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Health Care Property Investors, Inc.    66,453                      1,704
       Hospitality Properties Trust    33,200                              1,387
       Host Marriott Corp.    171,500                                      2,885
       HRPT Properties Trust    88,774                                     1,043
       iStar Financial, Inc.    55,300                                     2,203
       Kimco Realty Corp.    55,500                                        3,074
       Liberty Property Trust    42,404                                    1,689
       The Macerich Co.    28,900                                          1,743
       Mack-Cali Realty Corp.    30,313                                    1,333
       The Mills Corp.    26,859                                           1,535
     @ New Century Financial Corp.    23,820                               1,083
       New Plan Excel Realty Trust    51,204                               1,322
       Pan Pacific Retail Properties, Inc.    19,600                       1,184
       Plum Creek Timber Co., Inc.    91,400                               3,157
       ProLogis    91,044                                                  3,604
       Public Storage, Inc.    64,439                                      3,783
       Rayonier, Inc.    24,859                                            1,249
       Realty Income Corp.    40,800                                         984
       Reckson Associates Realty Corp.    31,325                           1,010
       Regency Centers Corp.    30,000                                     1,579
       Shurgard Storage Centers, Inc., Class A    23,015                     963
       Simon Property Group, Inc.    110,692                               7,313
       SL Green Realty Corp.    19,406                                     1,184
       The St. Joe Co.    38,000                                           2,644
     @ Thornburg Mortgage, Inc.    41,400                                  1,240
       Trizec Properties, Inc.    75,500                                   1,509
       United Dominion Realty Trust, Inc.    66,800                        1,480
     @ Ventas, Inc.    42,138                                              1,137
     @ Vornado Realty Trust    62,943                                      4,812
       Weingarten Realty Investment    42,869                              1,544
                                                                     -----------
                                                                         107,295
       RETAILING  4.1%
       -------------------------------------------------------------------------
       Abercrombie & Fitch Co., Class A    47,519                          2,564
     o Advance Auto Parts, Inc.    37,065                                  1,977
    @o Amazon.com, Inc.    203,741                                         6,593
       American Eagle Outfitters, Inc.    35,914                             942
    @o Autonation, Inc.    133,400                                         2,437
     o AutoZone, Inc.    41,633                                            3,456
     o Barnes & Noble, Inc.    35,099                                      1,250
     o Bed, Bath & Beyond, Inc.    149,420                                 5,560
     @ Best Buy Co., Inc.    162,671                                       8,189
       Borders Group, Inc.    38,848                                         940
    @o Carmax, Inc.    51,800                                              1,413
     o Chico's FAS, Inc.    88,800                                         2,276
     @ Circuit City Stores, Inc.    105,437                                1,666
       Claire's Stores, Inc.    46,519                                     1,015
       Dillards, Inc., Class A    36,100                                     840
       Dollar General Corp.    168,505                                     3,429
    @o Dollar Tree Stores, Inc.    56,700                                  1,389
     o eBay, Inc.    655,633                                              20,803
       Family Dollar Stores, Inc.    85,100                                2,296
       Federated Department Stores, Inc.    86,481                         4,973
       Foot Locker, Inc.    72,820                                         1,941
     @ The Gap, Inc.    446,405                                            9,531
       Genuine Parts Co.    87,630                                         3,759
       Home Depot, Inc.    1,103,186                                      39,020
    @o IAC/InterActiveCorp    351,220                                      7,636
       J.C. Penney Co., Inc. Holding Co.    144,315                        6,842
     o Kohl's Corp.    170,265                                             8,105
       Limitedbrands    200,523                                            4,349
       Lowe's Cos., Inc.    389,892                                       20,317
       The May Department Stores Co.    145,940                            5,120
       Michaels Stores, Inc.    67,500                                     2,241
       The Neiman Marcus Group, Inc., Class A    24,659                    2,424
       Nordstrom, Inc.    70,500                                           3,584
     o O'Reilly Automotive, Inc.    27,596                                 1,416
     o Office Depot, Inc.    156,878                                       3,072
     @ OfficeMax, Inc.    44,087                                           1,432
    @o Pacific Sunwear of California    38,389                               868
     o Petco Animal Supplies, Inc.    28,786                                 901
     @ PETsMART, Inc.    73,789                                            1,966
       RadioShack Corp.    80,540                                          2,011
     o Rent-A-Center, Inc.    37,951                                         912
       Ross Stores, Inc.    75,723                                         2,023
       Saks, Inc.    71,479                                                1,218
    @o Sears Holdings Corp.    52,717                                      7,129
       The Sherwin-Williams Co.    71,290                                  3,177
       Staples, Inc.    373,621                                            7,125
       Target Corp.    453,024                                            21,025
       Tiffany & Co.    73,173                                             2,206
       TJX Cos., Inc.    252,023                                           5,708
     o Toys 'R' Us, Inc.    107,093                                        2,715
    @o Urban Outfitters, Inc.    40,298                                    1,785
     o Weight Watchers International, Inc.    46,929                       1,959
    @o Williams-Sonoma, Inc.    58,215                                     1,950
                                                                     -----------
                                                                         259,475
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  2.7%
       -------------------------------------------------
    @o Advanced Micro Devices, Inc.    177,000                             2,519
     o Agere Systems, Inc., Class A    831,758                               973
     o Altera Corp.    185,600                                             3,847
     @ Analog Devices, Inc.    187,174                                     6,384

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     o Applied Materials, Inc.    841,835                                 12,518
     o Broadcom Corp., Class A    160,200                                  4,792
     o Fairchild Semiconductor International, Inc.,
       Class A    63,000                                                     847
     o Freescale Semiconductor, Inc., Class B    200,306                   3,778
  @(9) Intel Corp.    3,183,893                                           74,885
    @o International Rectifier Corp.    33,342                             1,418
       Intersil Corp., Class A    73,800                                   1,289
    @o KLA-Tencor Corp.    98,438                                          3,841
     o Lam Research Corp.    66,500                                        1,706
     @ Linear Technology Corp.    154,945                                  5,538
     o LSI Logic Corp.    192,745                                          1,033
       Maxim Integrated Products, Inc.    163,276                          6,107
     o MEMC Electronic Materials, Inc.    103,200                          1,211
       Microchip Technology, Inc.    102,500                               2,919
    @o Micron Technology, Inc.    305,500                                  2,966
       National Semiconductor Corp.    179,658                             3,428
    @o Novellus Systems, Inc.    71,495                                    1,675
     o Nvidia Corp.    82,400                                              1,808
    @o Rambus, Inc.    51,095                                                727
     o Teradyne, Inc.    97,211                                            1,071
     @ Texas Instruments, Inc.    860,063                                 21,467
       Xilinx, Inc.    173,805                                             4,682
                                                                     -----------
                                                                         173,429
       SOFTWARE & SERVICES  5.8%
       -------------------------------------------------------------------------
     o Activision, Inc.    92,402                                          1,336
       Acxiom Corp.    43,076                                                818
       Adobe Systems, Inc.    119,496                                      7,106
    @o Affiliated Computer Services, Inc., Class A    64,600               3,080
     o Alliance Data Systems Corp.    40,490                               1,636
       Autodesk, Inc.    112,972                                           3,596
       Automatic Data Processing, Inc.    293,285                         12,740
     o BEA Systems, Inc.    205,406                                        1,417
     o BMC Software, Inc.    111,712                                       1,810
     o Cadence Design Systems, Inc.    136,887                             1,916
     o Ceridian Corp.    73,700                                            1,243
       Certegy, Inc.    31,742                                             1,156
     o Checkfree Corp.    44,880                                           1,646
     o Citrix Systems, Inc.    84,000                                      1,890
     o Cognizant Technology Solutions Corp., Class A    66,583             2,797
       Computer Associates International, Inc.    292,849                  7,878
     o Computer Sciences Corp.    93,931                                   4,084
     o Compuware Corp.    203,400                                          1,210
     o Convergys Corp.    70,909                                             919
     o DST Systems, Inc.    42,077                                         1,910
     o Electronic Arts, Inc.    149,681                                    7,992
       Electronic Data Systems Corp.    254,895                            4,932
       Fair Isaac Corp.    37,325                                          1,227
       First Data Corp.    426,687                                        16,227
    @o Fiserv, Inc.    97,789                                              4,137
     @ Global Payments, Inc.    18,957                                     1,228
    @o Google, Inc., Class A    135,818                                   29,880
     o Hewitt Associates, Inc., Class A    34,690                            923
     o Hyperion Solutions Corp.    19,100                                    777
     o Intuit, Inc.    95,922                                              3,866
    @o Iron Mountain, Inc.    63,450                                       1,884
     o Macromedia, Inc.    34,919                                          1,383
     o McAfee, Inc.    78,229                                              1,636
    @o Mercury Interactive Corp.    48,100                                 1,988
  =(3) Microsoft Corp.    5,391,907                                      136,415
     o NAVTEQ Corp.    41,007                                              1,494
     o Novell, Inc.    199,024                                             1,176
     o Oracle Corp.    2,566,349                                          29,667
       Paychex, Inc.    189,387                                            5,795
     o Peregrine Systems, Inc.    2,104                                       44
     o Red Hat, Inc.    91,683                                               986
       The Reynolds & Reynolds Co., Class A    36,900                        973
     @ Sabre Holdings Corp., Class A    70,600                             1,381
     o Siebel Systems, Inc.    251,500                                     2,264
     o SunGard Data Systems, Inc.    144,419                               4,824
     o Symantec Corp.    315,633                                           5,928
     o Synopsys, Inc.    80,100                                            1,317
     o TIBCO Software, Inc.    105,102                                       750
       Total System Services, Inc.    97,900                               2,406
     o Unisys Corp.    166,143                                             1,078
     o VeriSign, Inc.    127,932                                           3,385
     o Veritas Software Corp.    216,745                                   4,463
    @o Yahoo! Inc.    674,729                                             23,285
                                                                     -----------
                                                                         365,899
       TECHNOLOGY HARDWARE & EQUIPMENT  5.9%
       -------------------------------------------------------------------------
     o ADC Telecommunications, Inc.    405,069                               920
    @o Agilent Technologies, Inc.    243,174                               5,046
     o Amphenol Corp., Class A    43,600                                   1,720
     o Andrew Corp.    82,300                                              1,010
    @o Apple Computer, Inc.    378,223                                    13,639
    @o Arrow Electronics, Inc.    57,100                                   1,390
     o Avaya, Inc.    221,300                                              1,921
    @o Avid Technology, Inc.    15,939                                       789
     o Avnet, Inc.    64,300                                               1,215
     @ AVX Corp.    92,500                                                 1,007
       CDW Corp.    41,400                                                 2,264
     o Cisco Systems, Inc.    3,353,418                                   57,947
     o Cogent, Inc.    37,900                                                853
     o Comverse Technology, Inc.    97,400                                 2,220
     o Corning, Inc.    691,183                                            9,504
     o Dell, Inc.    1,252,123                                            43,611
       Diebold, Inc.    34,718                                             1,679

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     o EMC Corp.    1,203,307                                             15,787
     o Flir Systems, Inc.    26,663                                          709
       Harris Corp.    66,646                                              1,879
     @ Hewlett-Packard Co.    1,514,972                                   31,012
     o Ingram Micro, Inc., Class A    80,800                               1,346
       International Business Machines Corp.    853,837                   65,216
     o Jabil Circuit, Inc.    100,200                                      2,766
     o JDS Uniphase Corp.    722,245                                       1,069
     o Juniper Networks, Inc.    265,377                                   5,995
     o Lexmark International, Inc., Class A    64,859                      4,505
     o Lucent Technologies, Inc.    2,158,038                              5,244
       Molex, Inc.    94,721                                               2,407
     @ Motorola, Inc.    1,166,488                                        17,894
       National Instruments Corp.    39,465                                  850
     o NCR Corp.    94,344                                                 3,113
    @o Network Appliance, Inc.    178,500                                  4,753
     o QLogic Corp.    47,000                                              1,562
       Qualcomm, Inc.    807,883                                          28,187
     o Sandisk Corp.    81,096                                             1,922
     o Sanmina -- SCI Corp.    274,852                                     1,102
       Scientific-Atlanta, Inc.    76,378                                  2,336
       Seagate Technology    231,902                                       4,077
     o Solectron Corp.    479,705                                          1,583
     o Storage Technology Corp.    55,935                                  1,555
     o Sun Microsystems, Inc.    1,665,581                                 6,046
       Symbol Technologies, Inc.    119,970                                1,604
     o Tech Data Corp.    29,052                                           1,061
       Tektronix, Inc.    46,217                                           1,001
     o Tellabs, Inc.    231,575                                            1,797
     o Trimble Navigation Ltd.    25,619                                     882
     o Vishay Intertechnology, Inc.    82,450                                881
     o Western Digital Corp.    102,730                                    1,304
    @o Xerox Corp.    477,524                                              6,327
     o Zebra Technologies Corp., Class A    35,625                         1,701
                                                                     -----------
                                                                         376,208
       TELECOMMUNICATION SERVICES  2.9%
       -------------------------------------------------------------------------
     @ Alltel Corp.    154,360                                             8,792
     o American Tower Corp., Class A    112,379                            1,936
       AT&T Corp.    395,540                                               7,567
       BellSouth Corp.    907,969                                         24,052
     @ CenturyTel, Inc.    67,187                                          2,062
     @ Citizens Communications Co.    145,947                              1,861
     o Crown Castle International Corp.    112,860                         1,821
     @ MCI, Inc.    157,669                                                4,183
     o Nextel Communications, Inc., Class A    536,770                    15,024
    @o Nextel Partners, Inc., Class A    92,497                            2,176
    @o Qwest Communications International, Inc.    893,835                 3,057
       SBC Communications, Inc.    1,642,577                              39,093
     o Spectrasite, Inc.    24,529                                         1,377
     @ Sprint Corp. (FON Group)    709,531                                15,794
       Telephone & Data Systems, Inc.    29,100                            2,246
     o U.S. Cellular Corp.    42,800                                       1,977
       Verizon Communications, Inc.    1,374,051                          49,191
     o Western Wireless Corp., Class A    45,600                           1,787
                                                                     -----------
                                                                         183,996
       TRANSPORTATION  1.6%
       -------------------------------------------------------------------------
       Alexander & Baldwin, Inc.    15,426                                   628
       Burlington Northern Santa Fe Corp.    186,481                       8,998
       C.H. Robinson Worldwide, Inc.    42,524                             2,194
     @ CNF, Inc.    25,508                                                 1,090
       CSX Corp.    107,571                                                4,317
       Expeditors International Washington, Inc.    53,049                 2,605
       FedEx Corp.    149,028                                             12,660
     @ J.B. Hunt Transport Services, Inc.    40,441                        1,581
    @o JetBlue Airways Corp.    51,758                                     1,038
     o Laidlaw International, Inc.    51,982                               1,164
     o Landstar Systems, Inc.    30,330                                      930
       Norfolk Southern Corp.    198,306                                   6,227
       Ryder Systems, Inc.    32,244                                       1,191
       Southwest Airlines Co.    390,388                                   5,809
     o Swift Transportation Co., Inc.    40,035                              854
       Union Pacific Corp.    129,809                                      8,299
       United Parcel Service, Inc., Class B    558,944                    39,858
    @o Yellow Roadway Corp.    24,091                                      1,180
                                                                     -----------
                                                                         100,623
       UTILITIES  3.4%
       -------------------------------------------------------------------------
    @o The AES Corp.    323,702                                            5,205
       AGL Resources, Inc.    36,500                                       1,263
    @o Allegheny Energy, Inc.    63,653                                    1,556
       Alliant Energy Corp.    56,200                                      1,480
     @ Ameren Corp.    97,286                                              5,030
     @ American Electric Power Co., Inc.    198,131                        6,978
       Aqua America, Inc.    47,551                                        1,270
       Atmos Energy Corp.    38,318                                        1,008
    @o Calpine Corp.    267,454                                              479
       Centerpoint Energy, Inc.    156,606                                 1,854
       Cinergy Corp.    90,426                                             3,581
    @o CMS Energy Corp.    82,400                                          1,065
     @ Consolidated Edison, Inc.    120,910                                5,233

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Constellation Energy Group, Inc.     87,250                         4,586
       Dominion Resources, Inc.    168,374                                12,695
       DPL, Inc.    62,892                                                 1,600
     @ DTE Energy Co.    86,997                                            3,997
     @ Duke Energy Corp.    466,209                                       13,609
       Edison International    163,154                                     5,922
       Energen Corp.    18,219                                             1,129
       Energy East Corp.    73,084                                         1,902
       Entergy Corp.    113,627                                            8,329
       Equitable Resources, Inc.    30,800                                 1,775
       Exelon Corp.    328,580                                            16,265
     @ FirstEnergy Corp.    165,170                                        7,188
       FPL Group, Inc.    185,540                                          7,574
       Great Plains Energy, Inc.    37,200                                 1,137
       Hawaiian Electric Industries, Inc.    40,248                        1,018
       KeySpan Corp.    79,934                                             3,032
       MDU Resources Group, Inc.    58,800                                 1,589
       National Fuel Gas Co.    41,350                                     1,126
       NiSource, Inc.    131,280                                           3,051
       Northeast Utilities, Inc.    64,214                                 1,176
     o NRG Energy, Inc.    39,476                                          1,228
       NSTAR    26,557                                                     1,438
       OGE Energy Corp.    43,880                                          1,211
     @ Oneok, Inc.    52,000                                               1,501
       Pepco Holdings, Inc.    92,974                                      2,015
    @o PG&E Corp.    200,760                                               6,970
       Pinnacle West Capital Corp.    45,400                               1,902
       PPL Corp.    94,599                                                 5,133
       Progress Energy, Inc.    123,585                                    5,189
     @ Public Service Enterprise Group, Inc.    118,795                    6,902
       Puget Energy, Inc.    49,819                                        1,068
       Questar Corp.    42,060                                             2,456
    @o Reliant Energy, Inc.    149,397                                     1,519
       SCANA Corp.    55,588                                               2,159
    >o Seagate escrow security    126,560                                     --
       Sempra Energy    116,074                                            4,687
     @ The Southern Co.    366,664                                        12,082
    @o Southern Union Co.    52,824                                        1,265
       TECO Energy, Inc.    95,300                                         1,583
     @ TXU Corp.    147,432                                               12,648
       UGI Corp.    25,424                                                 1,277
       Vectren Corp.    38,043                                             1,027
       Westar Energy, Inc.    42,825                                         981
       Wisconsin Energy Corp.    59,400                                    2,094
       WPS Resources Corp.    18,655                                         984
     @ Xcel Energy, Inc.    200,215                                        3,440
                                                                     -----------
                                                                         217,461

                                                       FACE
       SECURITY                                       AMOUNT            VALUE
          RATE, MATURITY DATE                       ($ X 1,000)     ($  X 1,000)
       U.S. TREASURY OBLIGATION 0.0% of net assets

     = U.S. Treasury Bill
          2.73%, 06/16/05                                   200              199

END OF INVESTMENTS.

COLLATERAL INVESTED FOR SECURITIES ON LOAN
13.8% of net assets

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 3.8%
--------------------------------------------------------------------------------
Bank of America Corp.
   2.80%, 05/02/05                                       41,040           41,040
Canadian Imperial Bank of
Commerce/New York
   1.72%, 05/25/05                                       63,250           63,237
Fortis Bank NY
   2.06%, 06/08/05                                       28,737           28,732
   1.78%, 06/06/05                                       28,549           28,546
Skandinav Enskilda Bank
   2.94%, 05/17/05                                       69,821           69,821
Societe Generale
   2.91%, 05/16/05                                       15,291           15,286
                                                                     -----------
                                                                         246,662
SHORT-TERM INVESTMENTS  10.0%
--------------------------------------------------------------------------------
KBC Bank, TIme Deposit
   2.95%, 05/02/05                                       38,027           38,027

SECURITY AND NUMBER OF SHARES

Institutional Money Market Trust
594,753,185                                                              594,753
                                                                     -----------
                                                                         632,780

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued


In addition to the above, the fund held the following at 4/30/05. All numbers x $1,000 except number of futures contracts.

                                         NUMBER
                                           OF           CONTRACT      UNREALIZED
                                        CONTRACTS        VALUE          GAINS
FUTURES CONTRACTS
--------------------------------------------------------------------------------
S&P 500 Index
e-mini, Long
Expires 06/17/05                            50            2,896           8

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11: CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant's internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 12: EXHIBITS.

(a)   (1)   Code of ethics - not applicable to this semi-annual report.

      (2) Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

      (3)   Not applicable.

(b) A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Schwab Investments
              -------------------

By: /s/ Evelyn Dilsaver
   ------------------------------
       Evelyn Dilsaver
       Chief Executive Officer

Date: June 8, 2005
     -------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Evelyn Dilsaver
   ------------------------------
       Evelyn Dilsaver
       Chief Executive Officer

Date: June 8, 2005
     -------

By: /s/ George Pereira
   ------------------------------
    George Pereira
    Principal Financial Officer

Date: June 8, 2005
     -------